The Information In the Prospectus Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Prospectus Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

PROSPECTUS
[March 1, 2012]
CURIAN VARIABLE SERIES TRUST

This Prospectus provides you with the basic information you should know before investing in the Curian Variable Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

Curian Guidance – Maximize Income Fund [Insert Ticker]
Curian Guidance – Balanced Income Fund [Insert Ticker]
Curian Guidance – Rising Income Fund [Insert Ticker]
Curian Guidance – Moderate Growth Fund [Insert Ticker]
Curian Guidance – Maximum Growth Fund [Insert Ticker]
Curian Guidance – Tactical Moderate Growth Fund [Insert Ticker]
Curian Guidance – Tactical Maximum Growth Fund [Insert Ticker]
Curian Guidance – Institutional Alt 65 Fund [Insert Ticker]
Curian Guidance – Institutional Alt 100 Fund [Insert Ticker]
Curian Tactical Advantage 35 Fund [Insert Ticker]
Curian Tactical Advantage 60 Fund [Insert Ticker]
Curian Tactical Advantage 75 Fund [Insert Ticker]
Curian Dynamic Risk Advantage – Diversified Fund [Insert Ticker]
Curian Dynamic Risk Advantage – Aggressive Fund [Insert Ticker]
Curian Dynamic Risk Advantage – Income Fund [Insert Ticker]
Curian/American Funds® Growth Fund [Insert Ticker]
Curian/AQR Risk Parity Fund [Insert Ticker]
Curian/Epoch Global Shareholder Yield Fund [Insert Ticker]
Curian/FAMCO Flex Core Covered Call Fund [Insert Ticker]
Curian/Franklin Templeton Natural Resources Fund [Insert Ticker]
Curian/Invesco Balanced-Risk Commodities Fund [Insert Ticker]
Curian/Nicholas Convertible Arbitrage Fund [Insert Ticker]
Curian/PIMCO Income Fund [Insert Ticker]
Curian/PineBridge Merger Arbitrage Fund [Insert Ticker]
Curian/The Boston Company Equity Income Fund [Insert Ticker]
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund [Insert Ticker]

The Curian/American Funds Growth Fund utilizes a master-feeder structure.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this Prospectus is adequate and accurate.  Anyone who indicates otherwise is committing a criminal offense.

For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this Prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

_______________

TABLE OF CONTENTS

I.	Summary Overview Of Each Fund	1

Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and
Performance, Management, Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

	Curian Guidance – Maximize Income Fund	1
	Curian Guidance – Balanced Income Fund	4
	Curian Guidance – Rising Income Fund	7
	Curian Guidance – Moderate Growth Fund	9
	Curian Guidance – Maximum Growth Fund	12
	Curian Guidance – Tactical Moderate Growth Fund	15
	Curian Guidance – Tactical Maximum Growth Fund	17
	Curian Guidance – Institutional Alt 65 Fund	19
	Curian Guidance – Institutional Alt 100 Fund	22
	Curian Tactical Advantage 35 Fund	24
	Curian Tactical Advantage 60 Fund	27
	Curian Tactical Advantage 75 Fund	30
	Curian Dynamic Risk Advantage – Diversified Fund	33
	Curian Dynamic Risk Advantage – Aggressive Fund	37
	Curian Dynamic Risk Advantage – Income Fund	41
	Curian/American Funds Growth Fund	44
	Curian/AQR Risk Parity Fund	47
	Curian/Epoch Global Shareholder Yield Fund	53
	Curian/FAMCO Flex Core Covered Call Fund	56
	Curian/Franklin Templeton Natural Resources Fund	58
	Curian/Invesco Balanced-Risk Commodities Fund	61
	Curian/Nicholas Convertible Arbitrage Fund	65
	Curian/PIMCO Income Fund	67
	Curian/PineBridge Merger Arbitrage Fund	71
	Curian/The Boston Company Equity Income Fund	75
	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	77

II.	Additional Information About Each Fund Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	Curian Guidance – Maximize Income Fund	80
	Curian Guidance – Balanced Income Fund	83
	Curian Guidance – Rising Income Fund	86
	Curian Guidance – Moderate Growth Fund	89
	Curian Guidance – Maximum Growth Fund	92
	Curian Guidance – Tactical Moderate Growth Fund	95
	Curian Guidance – Tactical Maximum Growth Fund	99
	Curian Guidance – Institutional Alt 65 Fund	103
	Curian Guidance – Institutional Alt 100 Fund	106
	Curian Tactical Advantage 35 Fund	109
	Curian Tactical Advantage 60 Fund	112
	Curian Tactical Advantage 75 Fund	115
	Curian Dynamic Risk Advantage – Diversified Fund	118
	Curian Dynamic Risk Advantage – Aggressive Fund	121
	Curian Dynamic Risk Advantage – Income Fund	124
	Curian/American Funds Growth Fund	127
	Curian/AQR Risk Parity Fund	131
	Curian/Epoch Global Shareholder Yield Fund	135

	Curian/FAMCO Flex Core Covered Call Fund	138
	Curian/Franklin Templeton Natural Resources Fund	142
	Curian/Invesco Balanced-Risk Commodities Fund	144
	Curian/Nicholas Convertible Arbitrage Fund	148
	Curian/PIMCO Income Fund	151
	Curian/PineBridge Merger Arbitrage Fund	155
	Curian/The Boston Company Equity Income Fund	159
	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	162

III.	Description of Master/Feeder Structure for Curian/American Funds Growth Fund	165

IV.	More About the Funds	166

V.	Glossary of Risks	169

VI.	Management of the Trust	180

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements;
Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares;
 “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VII.	Financial Highlights	185

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

VIII.	Privacy Policy Statement

Curian Guidance – Maximize Income Fund

Investment Objectives.  The investment objective of the Curian Guidance – Maximize Income Fund (the “Fund”) is to seek the generation of competitive income through investment in other funds (the “Underlying Funds”).  Capital appreciation and risk control are secondary objectives.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.03%
Total Annual Fund Operating Expenses	1.45%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying Funds during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$148	$459

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest primarily in fixed-income and other income-oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The following is a list of examples of asset classes that Underlying Funds may be categorized as:

Asset Classes

Corporate Bond Covered Call Writing Emerging Markets Debt	Floating Rate Bond Global Bond High Yield Money Market	Real Estate Risk Control Asset Allocation Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Balanced Income Fund

Investment Objectives.  The primary investment objective of the Curian Guidance – Balanced Income Fund (the “Fund”) is to seek a balance between the generation of competitive income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).  Risk control is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.03%
Total Annual Fund Operating Expenses	1.45%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying Funds during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$48	$459

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed-income and other income-oriented securities as well as dividend-paying equity securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The following is a list of examples of asset classes that Underlying Funds may be categorized as:

Asset Classes

Corporate Bond Covered Call Writing Emerging Markets Debt Equity Income	Floating Rate Bond Global Bond High Yield International Equity Income	Money Market Real Estate Risk Control Asset Allocation Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Rising Income Fund

Investment Objective.  The investment objective of the Curian Guidance – Rising Income Fund (the “Fund”) is to seek a potentially rising stream of income over the long-term with some risk control through investment in other funds (the “Underlying Funds”).  Modest volatility control is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.09%
Total Annual Fund Operating Expenses	1.51%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying Funds during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$154	$477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity-oriented securities that pay a dividend.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The following is a list of examples of asset classes that Underlying Funds may be categorized as:

Asset Classes

Covered Call Writing Equity Income	International Equity Income Money Market	Real Estate Risk Control Asset Allocation

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Moderate Growth Fund

Investment Objectives.  The investment objective of the Curian Guidance – Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).  Modest volatility control is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.24%
Total Annual Fund Operating Expenses	1.66%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying Funds during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$169	$523

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The following is a list of examples of asset classes that Underlying Funds may be categorized as:

Asset Classes

Absolute Return Commodities Convertible Arbitrage Currency Emerging Markets Debt Emerging Markets Equity Floating Rate Bond Global Bond Global Real Estate	Global Tactical Asset Allocation (GTAA) High Yield International Large Cap Equity International Small Cap Equity Large Cap Growth Large Cap Value Listed Private Equity Market Neutral	Merger Arbitrage Mid Cap Growth Mid Cap Value Money Market Natural Resources Risk Control Asset Allocation Risk Parity Small Cap Growth Small Cap Value Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Maximum Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).  Modest volatility control is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.18%
Total Annual Fund Operating Expenses	1.60%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying Funds during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$163	$505

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The following is a list of examples of asset classes that Underlying Funds may be categorized as:

Asset Classes

Absolute Return Commodities Convertible Arbitrage Currency Emerging Markets Debt Emerging Markets Equity Floating Rate Bond Global Bond Global Real Estate	Global Tactical Asset Allocation (GTAA) High Yield International Large Cap Equity International Small Cap Equity Large Cap Growth Large Cap Value Listed Private Equity Market Neutral	Merger Arbitrage Mid Cap Growth Mid Cap Value Money Market Natural Resources Risk Control Asset Allocation Risk Parity Small Cap Growth Small Cap Value Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Tactical Moderate Growth Fund

Investment Objectives.  The investment objective of the Curian Guidance – Tactical Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).  Risk control is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.00%
Total Annual Fund Operating Expenses	1.42%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying Funds and during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$145	$449

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed-income asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The following is a list of examples of asset classes that Underlying Funds may be categorized as:

Asset Classes

Absolute Return Commodities Convertible Arbitrage Currency Emerging Markets Debt Emerging Markets Equity Floating Rate Bond Global Bond Global Real Estate	Global Tactical Asset Allocation (GTAA) High Yield International Large Cap Equity International Small Cap Equity Large Cap Growth Large Cap Value Listed Private Equity Market Neutral	Merger Arbitrage Mid Cap Growth Mid Cap Value Money Market Natural Resources Risk Control Asset Allocation Risk Parity Small Cap Growth Small Cap Value Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Tactical Maximum Growth Fund

Investment Objectives.  The investment objective of the Curian Guidance – Tactical Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).  Risk control is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.32%
Total Annual Fund Operating Expenses	1.74%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying Funds during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$177	$548

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity, fixed-income, and commodity asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The following is a list of examples of asset classes that Underlying Funds may be categorized as:

Asset Classes

Absolute Return Commodities Convertible Arbitrage Currency Emerging Markets Debt Emerging Markets Equity Floating Rate Bond Global Bond Global Real Estate	Global Tactical Asset Allocation (GTAA) High Yield International Large Cap Equity International Small Cap Equity Large Cap Growth Large Cap Value Listed Private Equity Market Neutral	Merger Arbitrage Mid Cap Growth Mid Cap Value Money Market Natural Resources Risk Control Asset Allocation Risk Parity Small Cap Growth Small Cap Value Treasury Inflation Protected (TIPs)

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Institutional Alt 65 Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 65 Fund (the “Fund”) is to seek long-term growth of capital and income through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.31%
Total Annual Fund Operating Expenses	1.73%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying Funds during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$176	$545

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  The following is a list of examples of traditional and non-traditional asset classes that Underlying Funds may be categorized as:

Traditional Asset Classes

U.S. Equity	International	Fixed-Income	Real Return
Small Cap Mid Cap Large Cap	International Developed	U.S. Investment Grade U.S. High Yield Bank Loan	Treasury Inflation Protected (TIPs)

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed-Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity
Risk Control Asset Allocation

Listed Private Equity

Market Neutral

Absolute Return

Global Tactical Asset Allocation (“GTAA”)

Merger Arbitrage

Convertible Arbitrage

Currency

Risk Parity

Commodities

Natural Resources

Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed-income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal marker conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.
The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Guidance – Institutional Alt 100 Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	1.42%
Total Annual Fund Operating Expenses	1.84%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying Funds during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$187	$579

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  The following is a list of examples of traditional and non-traditional asset classes that Underlying Funds may be categorized as:

Traditional Asset Class
Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed-Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity
Risk Control Asset Allocation

Listed Private Equity

Market Neutral

Absolute Return

Global Tactical Asset Allocation (“GTAA”)

Merger Arbitrage

Convertible Arbitrage

Currency

Risk Parity

Commodities

Natural Resources

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Tactical Advantage 35 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 35 Fund (the “Fund”) is to seek long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	0.23%
Less Waiver/Reimbursement3	0.30%
Total Net Annual Fund Operating Expenses	1.15%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying ETFs, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying ETFs in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying ETFs during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

3 Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$117	$429

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 20% to 50% (with a neutral target allocation of 35%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 80% (with a neutral target allocation of 65%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Karen Q. Wong	Since Inception	Managing Director, Mellon Capital
Richard A. Brown	Since Inception	Director, Mellon Capital
Thomas J. Durante	Since Inception	Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Tactical Advantage 60 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 60 Fund (the “Fund”) is to seek long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	0.25%
Less Waiver/Reimbursement3	0.30%
Total Net Annual Fund Operating Expenses	1.17%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying ETFs, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying ETFs in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying ETFs during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

3 Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$119	$435

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 45% to 75% (with a neutral target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 25% to 55% (with a neutral target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk –A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Karen Q. Wong	Since Inception	Managing Director, Mellon Capital
Richard A. Brown	Since Inception	Director, Mellon Capital
Thomas J. Durante	Since Inception	Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Tactical Advantage 75 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 75 Fund (the “Fund”) is to seek long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	0.27%
Less Waiver/Reimbursement3	0.30%
Total Net Annual Fund Operating Expenses	1.19%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying ETFs, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying ETFs in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying ETFs during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

3 Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$121	$442

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 50% to 100% (with a neutral target allocation of 75%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 0% to 50% (with a neutral target allocation of 25%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Karen Q. Wong	Since Inception	Managing Director, Mellon Capital
Richard A. Brown	Since Inception	Director, Mellon Capital
Thomas J. Durante	Since Inception	Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Dynamic Risk Advantage – Diversified Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Diversified Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.42%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$145	$449

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Fund may invest in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”).  Additionally, the Fund may invest in commodity-linked notes.  Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index.  In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index.  The Fund may invest up to 25% of its total assets in the Subsidiary.  The Fund invests in the Subsidiary in order to gain exposure to commodities.  The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures and swap agreements and in other commodity-linked instruments as instructed by the Fund’s investment adviser (the “Adviser”).  The Subsidiary may also invest in U.S. Treasury securities and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity securities, core U.S. fixed-income securities, currency, high-yield bonds, emerging markets debt, real estate investment trusts (REITs), and commodities (“Diversified Component”) and (ii) a low risk market portfolio of short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”) as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely reduce the allocation to the Cash Equivalent Component as the value of its assets declines.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bond, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.  The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above).  There can be no assurance that the investment objective of the Subsidiary will be achieved.  The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act.  However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.  The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the Fund.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Vassilis Dagioglu	Since Inception	Managing Director, Mellon Capital
James Stavena	Since Inception	Managing Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Dynamic Risk Advantage – Aggressive Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Aggressive Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.42%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$145	$449

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Fund may invest in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”).  Additionally, the Fund may invest in commodity-linked notes.  Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index.  In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index.  The Fund may invest up to 25% of its total assets in the Subsidiary.  The Fund invests in the Subsidiary in order to gain exposure to commodities.  The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures and swap agreements and in other commodity-linked instruments, as instructed by the Fund’s investment adviser (the “Adviser”).  The Subsidiary may also invest in U.S. treasury securities and cash equivalents, including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity, commodities, and S&P 500 Volatility Index futures (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”), as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely reduce the allocation to the Cash Equivalent Component as the value of its assets declines.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk –The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.  The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above).  There can be no assurance that the investment objective of the Subsidiary will be achieved.  The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act.  However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.  The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the Fund.

•

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Vassilis Dagioglu	Since Inception	Managing Director, Mellon Capital
James Stavena	Since Inception	Managing Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian Dynamic Risk Advantage – Income Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Acquired Fund Fees and Expenses2	0.35%
Less Waiver/Reimbursement3	0.35%
Total Net Annual Fund Operating Expenses	1.42%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying ETFs, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying ETFs in addition to the other expenses shown.  The Acquired Fund Fees and Expenses amount is based upon the estimated allocations to the Underlying ETFs during the initial fiscal year.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

3 Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive 0.35% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$145	$523

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Inestment Model that allocates asset class exposures between (i) domestic and international dividend-paying equities, U.S. corporate bonds, preferred stocks, real estate investment trusts (REITs), emerging markets debt, and high-yield bonds (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).  Such asset class exposures will be obtained primarily through Underlying ETFs.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely reduce the allocation to the Cash Equivalent Component as the value of its assets declines.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	Since Inception	Senior Vice President and Chief Investment Officer, Curian Capital
James R. Ferrin	Since Inception	Vice President and Director of Portfolio Management, Curian Capital
Clint Pekrul	Since Inception	Assistant Vice President and Portfolio Manager, Curian Capital
Vassilis Dagioglu	Since Inception	Managing Director, Mellon Capital
James Stavena	Since Inception	Managing Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/American Funds Growth Fund

Investment Objective.  The Curian/American Funds Growth Fund (the “Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the Growth FundSM (the “Master Fund”), a series of the American Funds Insurance Series®.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.17%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses2	0.24%
Less Waiver/Reimbursement3	0.50%
Total Net Annual Fund Operating Expenses	1.16%

1 The fee table and example reflect the expenses of both the Fund and the Master Fund.

2 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

3 Curian Capital, LLC has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$118	$475

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.  [To Be Updated by Amendment]

Period	Master Fund
1/1/2011-12/31/2011	[__]%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.  The Master Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers.  Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  [To Be Updated by Amendment]  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by the Feeder Fund or variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Fund Annual Total Returns as of December 31

[___________]

Best Quarter (ended 12/31/2001): [__]%; Worst Quarter (ended 9/30/2001): [__]%

Master Fund Average Annual Total Returns as of December 31, 2011
	1 year	5 years	10 years
Class 1	[__]%	[__]%	[__]%
S&P 500 Index	[__]%	[__]%	[__]%

Portfolio Management.

Investment Adviser:
Curian Capital, LLC (“Curian Capital”)

Currently, Curian Capital provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 129 for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Donnalisa Parks Barnum	Since Inception	Senior Vice President, Capital World InvestorsSM (“CWI”)
Gregg E. Ireland	Since Inception	Senior Vice President, CWI
Gregory D. Johnson	Since Inception	Senior Vice President, CWI
Michael T. Kerr	Since Inception	Senior Vice President, CWI
Ronald B. Morrow	Since Inception	Senior Vice President, CWI

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/AQR Risk Parity Fund

Investment Objective.  The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.32%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$134	$418

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments which includes over 40 exposures globally, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on the Fund’s sub-adviser’s (the “Sub-Adviser”) assessment of the risk associated with each asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed-income securities and inflation-linked government bonds) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities).  A “neutral” asset allocation targets an equal risk allocation from each of the three following major risk sources:  equity risk, fixed-income risk, and inflation risk.  The Sub-Adviser expects to tactically vary the Fund’s allocation to the various asset classes depending on market conditions, which can cause the Fund to deviate from a “neutral” position.  The desired overall risk level of the Fund may be increased or decreased by the Sub-Adviser.  There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including, but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, currency forwards, commodity futures, swaps on commodity futures, bond futures, swaps on bond futures, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”), that invests in those Instruments.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed-income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed-income securities including emerging market fixed-income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time.  Rapid and dramatic price swings will result in high volatility.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed-income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund may invest up to 25% of its total assets in the Subsidiary.  Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.  The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules, and regulations that apply to registered investment companies.  Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives.  In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund.  The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Investment momentum style risk– Investing in securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.   With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•	Portfolio turnover – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Reverse repurchase agreement risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.  The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above).  There can be no assurance that the investment objective of the Subsidiary will be achieved.  The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act.  However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.  The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the Fund.

•
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
AQR Capital Management, LLC (“AQR”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John M. Liew, Ph.D.	Since Inception	Founding Principal, AQR
Brian K. Hurst	Since Inception	Principal, AQR
Michael Mendelson	Since Inception	Principal, AQR
Yao Hua Ooi	Since Inception	Vice President, AQR

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/Epoch Global Shareholder Yield Fund

Investment Objectives.  The investment objective of the Curian/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek a high level of income.  Capital appreciation is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.17%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$119	$372

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when the Fund’s sub-adviser (the “Sub-Adviser”) believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed-income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.

The Sub-Adviser invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.  The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Epoch Investment Partners, Inc. (“Epoch”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Eric Sappenfield	Since Inception	Managing Director and Senior Analyst, Epoch
Michael Welhoelter	Since Inception	Managing Director, Epoch
William Priest	Since Inception	Chief Executive Officer and Co-Chief Investment Officer, Epoch

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/FAMCO Flex Core Covered Call Fund

Investment Objective.  The investment objective of the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) is to seek long-term capital appreciation while reducing the downside risk of equity investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.07%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$109	$340

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets.

Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers, in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.  Common stocks will be selected by the Fund’s sub-adviser (the “Sub-Adviser”) utilizing a combination of its proprietary qualitative and quantitative selection criteria.  The Fund will normally write (sell) covered call options on the equity securities held by the Fund to seek to protect the Fund from market decline.  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses during periods of declining equity prices.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Fiduciary Asset Management Inc. (“FAMCO”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Wiley D. Angell	Since Inception	Chief Executive Officer and Chief Investment Officer, FAMCO
Charles D. Walbrandt	Since Inception	Chairman and Portfolio Manager, FAMCO

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/Franklin Templeton Natural Resources Fund

Investment Objective.  The investment objective of the Curian/Franklin Templeton Natural Resources Fund (the “Fund”) is to seek high total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.27%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$129	$403

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector.  The Fund invests predominantly in equity securities, primarily common stock.  For the Fund’s investment purposes, the Fund’s sub-adviser (the “Sub-Adviser”) considers the natural resources sector to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may invest a significant portion of its assets in smaller capitalization companies, which the Sub-Adviser generally considers to be companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment.  The Sub-Adviser anticipates that, under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country.  The Fund may also invest in American Depositary Receipts.

The Sub-Adviser is a research driven, fundamental investor, pursuing a growth strategy.  As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser seeks companies that have identifiable drivers of future earnings growth and that present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market.  This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund.  Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Franklin Advisers, Inc. (“Franklin”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Frederick G. Fromm, CFA	Since Inception	Lead Portfolio Manager, Franklin
Matthew Adams, CFA	Since Inception	Portfolio Manager, Franklin
Steve Land, CFA	Since Inception	Portfolio Manager, Franklin

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/Invesco Balanced-Risk Commodities Fund

Investment Objective.  The investment objective of the Curian/Invesco Balanced-Risk Commodities Fund (the “Fund”) is to seek to provide total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.22%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$124	$387

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies. Under normal market conditions, the Fund invests in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities.  Commodities are assets that have tangible properties, such as oil, metals, and agricultural products.  The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities market:  agricultural, energy, industrial metals, and precious metals.

The Fund may invest in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”), exchange-traded funds, commodity-linked notes, and cash and cash equivalents.  Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index.  In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index.  The Fund may invest up to 25% of its total assets in the Subsidiary.  The Fund invests in the Subsidiary in order to gain additional exposure to commodities.  The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures and swap agreements and in other commodity-linked instruments.  In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps, and commodity-linked notes.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund will generally maintain cash and cash equivalents in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary).  Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions.  The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.  The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities.  Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested.  This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Fund’s sub-adviser (the “Sub-Adviser”) and has the same investment objective as the Fund and generally employs the same investment strategy.  The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities.  The Subsidiary also may hold cash and invest in cash equivalent instruments, including money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions.  The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the Sub-Adviser’s active three-step investment process.  This three-step investment process involves:  (i) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (ii) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (iii) actively positioning the Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above.  The Sub-Adviser balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

When executing the investment process described above, the Sub-Adviser may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets.  The Sub-Adviser purchases these commodity-linked derivatives to obtain both long and short commodity positions in order to actively balance the risk associated with different types of commodity assets and sectors.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Portfolio turnover risk – The Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.  The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above).  There can be no assurance that the investment objective of the Subsidiary will be achieved.  The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act.  However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.  The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the Fund.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark Ahnrud	Since Inception	Portfolio Manager, Invesco
Chris Devine	Since Inception	Portfolio Manager, Invesco
Scott Hixon	Since Inception	Portfolio Manager, Invesco
Christian Ulrich	Since Inception	Portfolio Manager, Invesco
Scott Wolle	Since Inception	Portfolio Manager, Invesco

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/Nicholas Convertible Arbitrage Fund

Investment Objective.  The investment objective of the Curian/Nicholas Convertible Arbitrage Fund (the “Fund”) is to seek absolute return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.32%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$134	$418

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies. The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  The Fund’s sub-adviser (the “Sub-Adviser”) combines traditional credit analysis with fundamental equity research and its expertise in small and mid-capitalization companies to analyze the equity securities underlying potential convertible securities investments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies
•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Nicholas Investment Partners, L.P. (“Nicholas”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John Wylie	Since Inception	Partner and Portfolio Manager, Nicholas
Catherine Nicholas	Since Inception	Managing Partner and Chief Investment Officer, Nicholas

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/PIMCO Income Fund

Investment Objective.  The investment objective of the Curian/PIMCO Income Fund (the “Fund”) is to seek to maximize current income.  Long-term capital appreciation is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	0.97%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$99	$309

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed-income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.  The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index.  Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher (or equivalent) by a nationally recognized statistical ratings organization or, if unrated, determined by the Fund’s sub-adviser to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”).  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

•
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Pacific Investment Management Company LLC (“PIMCO”)

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Mark Kiesel	Since Inception	Managing Director, PIMCO

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/PineBridge Merger Arbitrage Fund

Investment Objective.  The investment objective of the Curian/PineBridge Merger Arbitrage Fund (the “Fund”) is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.32%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$134	$418

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies that are involved publicly announced mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investments strategy designed to profit from the successful completion of such transactions.

The Fund is permitted to hold long and short equity positions and generally invests in securities of U.S. and Canadian companies, but also may invest its assets in other foreign securities, including foreign receipts.  The Fund may invest in companies with large, medium, or small capitalizations.  The Fund may, as applicable, utilize leverage or engage in derivative transactions.

The Fund’s sub-adviser (the “Sub-Adviser”), on behalf of the Fund, will primarily buy securities of companies being acquired in publicly announced M&A transactions (“Publicly Announced M&A Transactions”).  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of securities of the target company and the value that is offered for these securities by the acquiring company.  The Sub-Adviser may engage in selling short the securities of the acquiring company when the terms of the Publicly Announced M&A Transaction require the exchange of common stock and/or other securities of the acquiring company.

In structuring a portfolio consisting of Publicly Announced M&A Transactions, the Sub-Adviser will generally seek to:  (i) achieve returns with a low correlation to stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility.

When an M&A transaction is publicly announced, the Sub-Adviser will analyze the transaction’s terms and the likelihood the transaction will be completed.  The Sub-Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments.

The performance of the Fund’s portfolio of investments will be measured against the 3-Month London Interbank Offered Rate (LIBOR), as fixed by the British Bankers Association, on each business day.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks
•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Merger and acquisition arbitrage risk – The Fund will engage in merger and acquisition arbitrage transactions where it will purchase or sell short securities at prices below or above the anticipated value of the cash, securities, or other consideration involved in the proposed transaction.  If the proposed transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses if such securities are sold, transferred, or exchanged for securities or cash, the value of which is less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.  In addition, a security to be issued in a merger or similar transaction may be sold short by the Fund in the expectation that the short position will be covered by delivery of such security when issued.  If the merger or exchange offer is not consummated, the Fund may be forced to cover its short positions at a higher price that its short sale price, resulting in a loss.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•	Portfolio turnover – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
•
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
PineBridge Investments LLC (“PineBridge”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Lan Cai, CFA	Since Inception	Managing Director, Lead Portfolio Manager, PineBridge
Meg Sullivan, CFA	Since Inception	Vice President, Assistant Portfolio Manager, Research Analyst, PineBridge
Tim Campion	Since Inception	Vice President, Trader, PineBridge

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/The Boston Company Equity Income Fund

Investment Objective.  The investment objective of the Curian/The Boston Company Equity and Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Annual Fund Operating Expenses	1.02%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$104	$325

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The Fund’s sub-adviser (the “Sub-Adviser”) chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
The Boston Company Asset Management LLC (“The Boston Company”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John C. Bailer, CFA	Since Inception	Senior Portfolio Manager, The Boston Company

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

Investment Objective.  The investment objective of the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (the “Fund”) is to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.22%
Total Net Annual Fund Operating Expenses	1.37%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$139	$434

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund utilizes a market neutral style seeking to provide attractive performance in both up and down markets.  The Fund invests in what the Fund’s sub-adviser (the “Sub-Adviser”) believes to be undervalued companies with strong and improving business prospects while shorting companies the Sub-Adviser believes to have deteriorating business momentum and excessive valuations.  The use of uncorrelated equity strategies across investing styles, market caps, and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The Fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks.  The Fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets.  In addition to purchasing or selling short individual securities, the Fund may purchase or sell short any type of future or option related to such securities.  The Fund may also invest in exchange-traded funds (“ETFs”).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Portfolio turnover – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Performance.  The Fund has not yet commenced investment operations as of the date of this Prospectus.  Therefore, performance information has not been presented for the Fund.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
The Boston Company Asset Management LLC (“The Boston Company”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Robert J. Eastman, CFA	Since Inception	Director and Portfolio Manager, The Boston Company
Sean P. Fitzgibbon, CFA	Since Inception	Senior Managing Director and Lead Portfolio Manager, The Boston Company
Jeffrey D. McGrew, CFA	Since Inception	Managing Director and Portfolio Manager, The Boston Company

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About Each Fund

Curian Guidance – Maximize Income Fund

Investment Objectives.  The investment objective of the Curian Guidance – Maximize Income Fund (the “Fund”) is to seek the generation of competitive income through investment in other funds (the “Underlying Funds”).  Capital appreciation and risk control are secondary objectives.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed-income and other income-oriented securities.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the generation of competitive income through its investment in Underlying Funds that invest primarily in fixed-income securities and other income generating securities or strategies.  Investments may include Underlying Funds that invest in fixed-income securities, including bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Modest allocations may also include Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Currency risk
•	Interest rate risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Statement of Additional Information (“SAI”).

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Leveraging risk
•	Managed portfolio risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Balanced Income Fund

Investment Objectives.  The investment objective of the Curian Guidance – Balanced Income Fund (the “Fund”) is to seek a balance between the generation of competitive income and long-term growth of capital through investment in other funds (the “Underlying Funds”).  Risk control is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed-income and other income-oriented securities as well as dividend paying equity securities.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the generation of competitive income through its investment in Underlying Funds that invest in fixed-income securities and other income generating securities or strategies, as well as dividend paying equity securities.  Investments may include Underlying Funds that invest in fixed-income securities, including bonds of U.S. issuers, as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Investments in Underlying Funds that invest in fixed-income instruments are complemented by allocations to Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Currency risk
•	Interest rate risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Managed portfolio risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Rising Income Fund

Investment Objective.  The investment objective of the Curian Guidance – Rising Income Fund (the “Fund”) is to seek a potentially rising stream of income over the long-term with some risk control through investment in other funds (the “Underlying Funds”).  Modest volatility control is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in primarily in equity-oriented securities that pay a dividend.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the potential for a rising stream of income through its investment in Underlying Funds that invest primarily in equity-oriented securities that pay a dividend.  Investments may include Underlying Funds that invest both in domestic and international stocks of large established companies with a track record of increasing dividend payments as well as stocks of smaller companies with above-average growth potential.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Equity securities risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Foreign securities risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Managed portfolio risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Moderate Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).  Modest volatility control is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the primary objective of long-term growth of capital through its investment in Underlying Funds that invest in equity-oriented securities.  Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  The investment in Underlying Funds that invest in equity-oriented securities is complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and real estate investment trusts.  Fixed-income allocations may include Underlying Funds that invest in fixed-income securities, including bonds of U.S. issuers, as well as foreign bonds from developed and merging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Equity securities risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency Risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Leveraging risk
•	Managed portfolio risk
•	Portfolio turnover
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Maximum Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).  Modest volatility control is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in equity securities.  Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Equity securities risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Industry concentration risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Leveraging risk
•	Managed portfolio risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Tactical Moderate Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Tactical Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).  Risk control is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed-income asset and sub-asset classes, as well as non-traditional investments.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or Underlying ETFs or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management Emerging Markets Index Fund	Emerging Markets Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PIMCO Total Return Fund	Total Return Bond
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the primary objective of long-term growth of capital, with a secondary objective of risk control, through tactically adjusted allocations of its assets to Underlying Funds that invest among various equity and fixed-income asset and sub-asset classes, as well as non-traditional investments.  These investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and non-traditional investments.  Fixed-income allocations may include bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest in investment-grade securities as well as high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Non-traditional investments may include Underlying Funds with investments in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies that may include derivatives, options, and short selling of securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Managed portfolio risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Tactical Maximum Growth Fund

Investment Objectives.  The investment objective of the Curian Guidance – Tactical Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).  Risk control is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity, fixed-income, and commodity asset and sub-asset classes, as well as non-traditional investments.  In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve the primary objective of long-term growth of capital, with a secondary objective of risk control, through tactically adjusted allocations of its assets to Underlying Funds that invest among various equity, fixed-income, and commodity asset and sub-asset classes, as well as non-traditional investments.  These investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed-income securities and non-traditional investments.  Fixed-income allocations may include bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest in investment-grade securities as well as high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Non-traditional investments may include Underlying Funds that invest in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies such as include derivatives, options, and short selling of securities.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Market risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Managed portfolio risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Institutional Alt 65 Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 65 Fund (the “Fund”) is long-term growth of capital and income through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in “traditional asset classes, allocating approximately 0% to 10% in fixed-income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal marker conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed-income securities.  These investments may include Funds that invest in both domestic and international stocks of large established companies, as well as those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Guidance – Institutional Alt 100 Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 100 Fund (the “Fund”) is long-term growth of capital through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser (the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Control Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Control Asset Allocation
Curian/AQR Risk Parity Fund	Risk Parity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Invesco Balanced-Risk Commodities Fund	Commodities
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Global Allocation Fund	Asset Allocation
JNL/Brookfield Global Infrastructure Fund	Global Infrastructure
JNL/Franklin Templeton Global Multisector Bond Fund	Global Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Specialty – Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Asset Allocation
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Treasury Inflation Protected (TIPs)
JNL/PPM America Floating Rate Income Fund	Floating Rate Bond
JNL/PPM America High Yield Bond Fund	High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Growth and Income
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed-income securities.  These investments may include Funds that invest in both domestic and international stocks of large established companies, as well as those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Fund has a higher percentage of investments in non-traditional asset classes, the Fund may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Tactical Advantage 35 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 35 Fund (the “Fund”) is to seek long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.  The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	35%	20%	50%
Fixed-Income*	65%	50%	80%
*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Interest rate risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Investment Adviser, the Sub-Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 12 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 16 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 29 years of investment experience, and 11 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Tactical Advantage 60 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 60 Fund (the “Fund”) is to seek long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.  The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	60%	45%	75%
Fixed-Income*	40%	25%	55%
*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Interest rate risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Investment Adviser, the Sub-Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 12 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 16 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 29 years of investment experience, and 11 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Tactical Advantage 75 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 75 Fund (the “Fund”) is to seek long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  The Fund’s sub-adviser (the “Sub-Adviser”) is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed-income securities, and cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.  The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	75%	50%	100%
Fixed Income*	25%	0%	50%
*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Interest rate risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Investment Adviser, the Sub-Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 12 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 16 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 29 years of investment experience, and 11 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Dynamic Risk Advantage – Diversified Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Diversified Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents.

The Fund may invest in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”).  Additionally, the Fund may invest in commodity-linked notes.  Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index.  In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index.  The Fund may invest up to 25% of its total assets in the Subsidiary.  The Fund invests in the Subsidiary in order to gain exposure to commodities.  The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures and swap agreements and in other commodity-linked instruments as instructed by the Fund’s investment adviser (the “Adviser”).  The Subsidiary may also invest in U.S. Treasury securities and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity, core U.S. fixed-income, currency, high-yield bonds, emerging markets debt, real estate investment trusts (“REITs”), and commodities (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”), as instructed by the Adviser.

Each component of the Diversified Component is passively managed and represented by exposure (indirectly through ETFs, ETNs, and/or derivative contracts) to indexes that represent broad asset classes, except for the currency component.  The currency component is tactically managed by the Sub-Adviser.

The asset allocation to the Diversified Component and Cash Equivalent Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  In general, if returns are negative (i.e., values approach the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 100%) to the Cash Equivalent Component based on the trading algorithm.  Likewise, if returns are positive (i.e., values rise from the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 90%) to the Diversified Component based on the trading algorithm.

The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the Cash Equivalent Component allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -10% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation.

The Fund’s trading algorithm is based on market trends.  When returns are generally positive (i.e., markets are trending higher), the Fund will assume a greater level of risk through an increased allocation to the Diversified Component (up to 90%).  Likewise, when returns are generally negative (i.e., markets are trending lower), the Fund will assume less risk in an attempt to preserve the target drawdown threshold through an increased allocation to the Cash Equivalent Component (up to 100%).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Equity securities risk
•	Emerging markets risk
•	Exchange-traded funds investing risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities risk
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Real estate investment risk
•	Subsidiary risk
•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser, Sub-Adviser, and Portfolio Management.  The Adviser, Curian Capital LLC (“Curian Capital”), provides advice on the Fund’s asset selection, quantitative trading algorithm, and rebalance rules.  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  The Fund’s currency exposure within the Diversified Component is based on Mellon Capital’s proprietary model and Mellon Capital will determine the underlying currency exposure and tactical decisions within the currency allocation.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Dynamic Risk Advantage – Aggressive Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Aggressive Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents.

The Fund may invest in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”).  Additionally, the Fund may invest in commodity-linked notes.  Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index.  In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index.  The Fund may invest up to 25% of its total assets in the Subsidiary.  The Fund invests in the Subsidiary in order to gain exposure to commodities.  The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures and swap agreements and in other commodity-linked instruments, as instructed by the Fund’s investment adviser (the “Adviser”).  The Subsidiary may also invest in U.S. Treasury securities and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures between (i) global equity, commodities, and S&P 500 Volatility Index (“VIX”) futures (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).

Each component of the Diversified Component is represented by exposure (indirectly through ETFs, ETNs, and/or derivative contracts) to indexes that represent broad asset classes or individual commodities.  The global equity component is passively managed, while the commodity and S&P VIX futures components are tactically managed by the Adviser.

The asset allocation to the Diversified Component and Cash Equivalent Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  In general, if returns are negative (i.e., values approach the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 100%) to the Cash Equivalent Component based on the trading algorithm.  Likewise, if returns are positive (i.e., values rise from the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 90%) to the Diversified Component based on the trading algorithm.

The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the Cash Equivalent Component allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -15% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation.

The Fund’s trading algorithm is based on market trends.  When returns are generally positive (i.e., markets are trending higher), the Fund will assume a greater level of risk through an increased allocation to the Diversified Component (up to 90%).  Likewise, when returns are generally negative (i.e., markets are trending lower), the Fund will assume less risk in an attempt to preserve the target drawdown threshold through an increased allocation to the Cash Equivalent Component (up to 100%).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Subsidiary risk
•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser, Sub-Adviser, and Portfolio Management.  The Adviser, Curian Capital LLC (“Curian Capital”), provides advice on the Fund’s asset selection, quantitative trading algorithm, rebalance rules, and tactical decisions.  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Dynamic Risk Advantage – Income Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by the Fund’s investment adviser (the “Adviser”).

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures between (i) domestic and international dividend-paying equities, U.S. corporate bonds, preferred stocks, real estate investment trusts (REITs), emerging markets debt, and high-yield bonds (“Diversified Component”) and (ii) Cash Equivalent Componentshort-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).  The Sub-Adviser will implement the Fund’s strategy and investment objective through the use of the Investment Model.  The Sub-Adviser is responsible for managing the investment of portfolio assets and directing transactions in the Fund’s Underlying ETFs, securities, and derivative instruments according to the allocations indicated by the Investment Model.

Each component of the Diversified Component is passively managed and represented by exposure (indirectly through ETFs, ETNs, and/or derivative contracts) to indexes that represent broad asset classes.

The asset allocation to the Diversified Component and Cash Equivalent Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  In general, if returns are negative (i.e., values approach the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 100%) to the Cash Equivalent Component based on the trading algorithm.  Likewise, if returns are positive (i.e., values rise from the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 90%) to the Diversified Component based on the trading algorithm.

The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the Cash Equivalent Component allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -10% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation and income.

The Fund’s trading algorithm is based on market trends.  When returns are generally positive (i.e., markets are trending higher), the Fund will assume a greater level of risk through an increased allocation to the Diversified Component (up to 90%).  Likewise, when returns are generally negative (i.e., markets are trending lower), the Fund will assume less risk in an attempt to preserve the target drawdown threshold through an increased allocation to the Cash Equivalent Component (up to 100%).

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed bythe Adviser.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Equity securities risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities risk
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser, Sub-Adviser, and Portfolio Management.  The Adviser, Curian Capital LLC (“Curian Capital”), provides advice on the Fund’s asset selection, quantitative trading algorithm, rebalance rules, and tactical decisions.  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $7 billion under management (as of July 31, 2011).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James R. Ferrin, CFA, Vice President and  Director of Portfolio Management for Curian Capital,  is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies and serves on the Curian Capital Investment Policy Committee.  Mr. Ferrin developed and serves as portfolio manager for the multi-billion dollar Curian Tactical Advantage strategies and also serves as portfolio manager for strategies in the Curian Variable Series Trust.  Prior to joining Curian in 2007, Mr. Ferrin held the position of Vice President and Senior Investment Manager with the Wells Fargo Institutional Asset Advisors group.  As head of the group’s Fixed Income Management and a member of the Institutional Asset Advisors Investment Committee, he was responsible for the portfolio and relationship management of the group’s institutional clients for the western region.  With nearly 20 years in the investment industry, Mr. Ferrin’s experience also includes serving as Director of Institutional Marketing with Smith Asset Management and as an investment officer with Norwest Investment Management & Trust.  Mr. Ferrin received his Bachelor degree from Bethel College with an emphasis in Finance and a minor in Economics.  Having also attended Texas Christian University, Mr. Ferrin holds the designation of Chartered Financial Analyst.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/American Funds Growth Fund

Investment Objective.  The Curian/American Funds Growth Fund (the “Fund”) seeks growth of capital through exclusive investment in Class 1 shares of Growth Fund (“Master Fund”), a series of the American Funds Insurance Series.

Principal Investment Strategies.  The Fund invests primarily in the shares of the Master Fund.  The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The prices of, and income generated by, the common stocks and other securities held by the Master Fund may decline in response to certain events taking place around the world, including those directly involving issuers whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the Master Fund may involve large price swings and greater potential for loss than other types of investments.  These risks may be heightened in the case of small capitalization stocks.

The Master Fund may invest a portion of its assets in securities of issuers domiciled outside the United States.  The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic, or market changes or instability in such country or region.  The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid, and/or more difficult to value than those of U.S. issuers.  Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards.  In addition the value of investments outside the United Stated may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.  These issuers may also be subject to different government and legal systems that make it difficult for the Master Fund to exercise its rights as a shareholder of the company.  Further, there may be increased risks of delayed settlement of securities purchased or sold by the Master Fund.  These investments may also be affected by changes in the exchange rate of that country’s currency against the U.S. dollar and/or currencies of other countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the investment adviser to the Master Fund’s investment techniques otherwise failing to achieve the Master Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Foreign securities risk
•	Growth investing risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging markets risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee:  0.32%; Distribution and/or Service (12b-1) Fee: 0.00%; Other Expenses:  0.02%; Total Annual Portfolio Operating Expenses:  0.34%.  Fees and expenses at the Fund level, net of any waiver/reimbursement, are as follows: Management Fee:  0.35%; Distribution and/or Service (12b-1) Fee:  0.25%; Other Expenses:  0.22%; Total Annual Fund Operating Expenses:  0.82%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The investment adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments.  The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities.  CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors.  Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through two investment divisions, Capital World Investors (“CWI”) and Capital Research Global Investors (“CRGI”), and manages fixed-income assets through its Fixed Income division.  CWI and CRGI make investment decisions on an independent basis.

Rather than remain as investment divisions, CWI and CRGI may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the Master Fund have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2011 or 2012; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2011, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows: [To Be Updated by Amendment]

Master Fund
Management Fee	[__]%
Other Expenses	[__]%
Total Annual Fund Operating Expenses	[__]%

Investment Manager to the Fund

Because the Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC.  Pursuant to its investment advisory and management agreement with the Trust, Curian Capital, LLC (“Curian Capital”), located at 7601 Technology Way, Denver, Colorado 80237, will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

Curian Capital will provide master-feeder operational support services to the Fund under its investment advisory and management agreement with the Trust so long as the Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.

Under the Trust’s investment advisory and management agreement with Curian Capital, if the Fund ceased to operate as part of a master-feeder fund structure, Curian Capital, upon the approval of the Board, would provide the Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser.  For these services, Curian Capital would be entitled to receive a fee of 0.85% of the Fund’s average daily net assets, accrued daily and paid monthly.  Currently, Curian Capital is waiving 0.50% of this advisory fee for the Fund because it is not providing portfolio management services to the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian Capital was registered as an investment adviser with the SEC in 2002.  As of December 31, 2011, Curian Capital had approximately $[__] billion of assets under management.

Curian Capital has received an exemptive order from the U.S. Securities and Exchange Commission that permits Curian Capital, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval.  Thus, in the event that the Fund is no longer part of a master-feeder structure, the exemptive order permits Curian Capital, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes.  Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund.

The Fund does not pay Curian Capital for portfolio management services because the Fund’s assets are invested in the Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser.  Under the master-feeder structure, however, the Fund may withdraw its entire investment from the Master Fund if the Board determines that it is in the best interests of the Fund and its shareholders to do so.  At the time of such withdrawal, the Board would have to consider what action might be taken, including:  (1) investing all of the assets of the Fund in another pooled investment entity (i.e., another master fund); (2) electing to have Curian Capital, the Fund’s investment manager, manage the Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with Curian Capital; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with Curian Capital pursuant to which Curian Capital will provide the services set forth below so long as the Fund is a “feeder fund” investing into the Master Fund and provides that Curian Capital will provide portfolio management for the Fund if the Fund ceases to operate as a “feeder fund.”

Curian Capital currently is waiving a portion of its advisory fee for the Fund because it is not providing portfolio management services to the Fund.  If the Fund were to withdraw its entire investment from the Master Fund and the Board approved Curian Capital as the investment manager for the Fund, Curian Capital would provide portfolio management services to the Fund, the current fee waiver would terminate and Curian Capital would receive its full contractual advisory fee for the Fund, effectively maintaining the total advisory fee payable by the Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between Curian Capital and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, CWI and CRGI.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Donnalisa Parks Barnum is a Senior Vice President of CWI and has been an investment professional for 30 years in total; 25 years with CRMC or its affiliates.

•	Gregg E. Ireland is a Senior Vice President of CWI and has been an investment professional for 39 years, all with CRMC or its affiliates.

•	Gregory D. Johnson is a Senior Vice President of CWI and has been an investment professional for 18 years, all with CRMC or its affiliates.

•	Michael T. Kerr is a Senior Vice President of CWI and has been an investment professional for 28 years in total; 26 years with CRMC or its affiliates.

•	Ronald B. Morrow is a Senior Vice President of CWI and has been an investment professional for 43 years in total; 14 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

Curian/AQR Risk Parity Fund

Investment Objective.  The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return.

Principal Investment Strategies.  The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments which includes over 40 exposures globally, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on the Fund’s sub-adviser’s (the “Sub-Adviser”) assessment of the risk associated with the asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed-income and inflation-linked government bonds) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities).  A “neutral” asset allocation targets an equal risk allocation from each of the four following major risk sources:  equity risk, fixed-income risk, and inflation risk.  The Sub-Adviser expects to tactically vary the Fund’s allocation to the various asset classes depending on market conditions, which can cause the Fund to deviate from a “neutral” position.  The desired overall risk level of the Fund may be increased or decreased by the Sub-Adviser.  There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including, but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, currency forwards, commodity futures, swaps on commodity futures, bond futures, swaps on bond futures, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”), that invests in those Instruments.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.  Value strategies favor securities that appear undervalued based on fundamental measures, often the result of distress or being out of favor among investors.  Momentum strategies favor securities with strong short-term performance.

The Sub-Adviser believes that using both value and momentum strategies in selecting investments is a powerful and effective approach because the two strategies are usually negatively correlated.  As a result, when the two strategies are used together by the Sub-Adviser in making investment selections, the investments chosen by the Sub-Adviser tend to be either cheap assets or assets that are coming into favor with investors.  Assets that score well by taking into account both factors will generally have the highest weightings.  The combination of the two strategies is designed to produce a Fund portfolio that seeks to preserve the positive expected return of each strategy while having achieved the added benefit of significantly lower volatility than would otherwise be achieved by using either strategy alone.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed-income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed-income securities including emerging market fixed-income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.  When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow to meet its settlement obligations.  The Fund may also take “short” positions in futures, forwards, or swaps.  A “short” position will benefit from a decrease in price of the underlying instrument and lose value if the price of the underlying instrument and increases.

The Fund bears the risk that the proprietary quantitative models used by the Sub-Adviser will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified.  A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests, or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time.  Rapid and dramatic price swings will result in high volatility.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

The Sub-Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument.  A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.  The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed-income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund may invest up to 25% of its total assets in the Subsidiary.  Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.  The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules, and regulations that apply to registered investment companies.  Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives.  In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund.  The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Interest rate risk
•	Investment in money market mutual funds risk
•	Investment in other investment companies risk
•	Investment momentum style risk
•	Investment value style risk
•	Leveraging risk
•	Managed portfolio risk
•	Market risk
•	Model risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Reverse repurchase agreement risk
•	Sovereign debt risk
•	Short sales risk
•	Subsidiary risk
•	Tax risk
•	TIPS and inflation-linked bonds risk
•	U.S. Government securities risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830.  AQR is a Delaware limited liability company formed in 1998.  AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts.  AQR focuses on providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process.  As of December 31, 2011, AQR and its affiliates had approximately $[__] billion under management.

The Fund is managed by a team of investment professionals.  The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. John M. Liew, Ph.D., Brian K. Hurst, Michael Mendelson, and Yao Hua Ooi.  Information regarding the portfolio managers of the Fund is set forth below.

John M. Liew, Ph.D. is a Founding Principal of the Sub-Adviser.  Prior to co-founding the Sub-Adviser in 1998, Dr. Liew was a Vice President and portfolio manager for Goldman Sachs Asset Management.  Dr. Liew holds a B.A. in Economics, an M.B.A. and a Ph.D. in Finance from the University of Chicago.

Brian K. Hurst is a Principal of the Sub-Adviser.  Prior to joining the Sub-Adviser in 1998, Mr. Hurst was associated with Goldman Sachs &Co. where he worked as an Associate in the Asset Management Division’s Quantitative Research Group (1994-1998).  He received a BS in Economics at the Wharton School at the University of Pennsylvania in 1994.

Michael Mendelson is a Principal of the Sub-Adviser.  Prior to joining the Sub-Adviser in July 2005, Mr. Mendelson was Managing Director and Head of Quantitative Trading at Goldman Sachs.  Prior to that effort, he was Head of U.S. Program Trading at Goldman Sachs.  Mr. Mendelson received an S.M. in Chemical Engineering from MIT along with an S.B. in Chemical Engineering, an S.B. in Mathematics, and an S.B. in Management.  He also has an MBA from the University of California at Los Angeles.

Yao Hua Ooi is a Vice President of the Sub-Adviser.  Prior to joining the Sub-Adviser in 2004, Mr. Ooi was a summer analyst in the Fixed Income group at UBS.  He received a B.S. in Economics from the Wharton School and a B.S. in Engineering from The School of Engineering and Applied Science at the University of Pennsylvania in 2004.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/Epoch Global Shareholder Yield Fund

Investment Objectives.  The investment objective of the Curian/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek to provide a high level of income.  Capital appreciation is a secondary objective.

Principal Investment Strategies.  The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when the Fund’s sub-adviser (the “Sub-Adviser”) believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed-income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.

The Sub-Adviser invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.  The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Bonds risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	Interest rate risk
•	Investment value style risk
•	Mid-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance for Similar Accounts.  [To Be Updated by Amendment]   The performance information shown below represents all accounts and investment companies managed by the Sub-Adviser with objectives, policies, and strategies “substantially similar” to the Fund (the “Other Accounts”).  The Sub-Adviser has prepared the historical performance shown for the composite in compliance with the Global Investment Performance Standards.  This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.  As a result, the performance results for the composites may differ from results calculated according to the SEC’s methods.

The Fund’s actual performance may vary significantly from the past performance of the composite.  Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings.  In addition, the Other Accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which if applicable, may have adversely affected the performance results of the composite.

The Fund and the Other Accounts are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	Differences in asset size and cash flow resulting from purchases and redemptions of the Fund’s shares may result in different security selections;

•	Differences in the relative weightings of securities;

•	Differences in the price paid for particular portfolio holdings;

•	Differences relating to certain tax matters; and

•	Differences in account specific guidelines.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies, strategies, and risks.

The chart below shows performance information derived from historical performance of the Other Accounts.  It compares the Other Accounts’ average annual total returns to that of a broad-based securities market index that is unmanaged.

The composite performance is not that of the Fund, should not be interpreted as indicative of the Fund’s future performance, and should not be considered a substitute for the Fund’s performance.

Other Accounts’ Performance For Periods Ended December 31, 2011

Average Annual Returns as of December 31, 2011
	Other Accounts (Net of expenses)	Other Accounts (Gross of expenses)	[Index]
1 year	[__]%	[__]%	[__]%
5 years	[__]%	[__]%	[__]%
10 years	[__]%	[__]%	[__]%

Curian Capital, LLC, the investment adviser to the Fund, or its affiliates have not independently verified the performance or expense information for the Other Accounts’ performance.

The composite performance presented above is shown on both a gross and net basis.  The net performance results have been adjusted to reflect the estimated net operating expenses of the shares of the Fund for its initial fiscal year.  The gross performance results do not reflect the deduction of management fees and other charges applicable to the accounts that make up the composite.  The Other Accounts’ returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Epoch Investment Partners, Inc. (“Epoch”), 640 Fifth Avenue, New York, New York 10019.  Epoch is a wholly-owned subsidiary of Epoch Holding Corporation, a public company, and was incorporated in April 2004 as a Delaware corporation and is an independent advisory firm.  As of December 31, 2011, Epoch managed approximately $[__] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Eric Sappenfield, Michael Welhoelter, and William Priest.  Information regarding the portfolio managers of the Fund is set forth below.

Eric Sappenfield is a Managing Director, Portfolio Manager, and Senior Research Analyst of Epoch and is the lead Co-Portfolio Manager for the Fund.  Prior to joining Epoch in 2006, he was a Research Analyst at Spear Leeds & Kellogg where he was responsible for credit/risk assessment.  Previously, he was a Senior Analyst at Steinberg Priest & Sloane Capital Management, LLC focusing on high yield bonds and equities of leveraged companies.  Mr. Sappenfield’s additional experience includes senior analytical roles at The Carlyle Group, Traveler’s, and Bankers Trust.  He holds a B.A. from Stanford University and an MBA from the University of California at Los Angeles’ Anderson School of Management.

Michael A. Welhoelter, CFA, is a Managing Director and Portfolio Manager of Epoch and is also a Co-Portfolio Manager for the Fund.  He also serves as Epoch’s Chief Risk Officer and heads Epoch’s Quantitative and Risk Management Team and is responsible for integrating risk management into the investment process.  Prior to joining Epoch in 2005, he was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc.  In this role, he managed over $5 billion in mutual funds and separately managed portfolios.  Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management-Americas, where he was a Portfolio Manager in the Structured Equity group, overseeing long/short market neutral and large cap core products.  Previously, he was a Portfolio Manager and Quantitative Research Analyst at Chancellor/LGT Asset Management.  Mr. Welhoelter holds a B.A. in Computer and Information Science from Colgate University.  He is a member of the New York Society of Security Analysts, the Society of Quantitative Analysts, and holds the Chartered Financial Analyst designation.

William W. Priest, CFA, is the Chief Executive Officer, Co-Chief Investment Officer, and Portfolio Manager of Epoch.  He is a Co-Portfolio Manager for the Fund and leads the Investment Policy Group, a forum for analyzing broader secular and cyclical trends that Epoch believes will influence investment opportunities.  Prior to co-founding Epoch in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC for three years.  Before joining Stenberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (“CSAM”), Chairman and Chief Executive Officer of CSAM Americas, and CEO and Portfolio Manager of its predecessor firm, BEA Associates, which he co-founded in 1972.  Mr. Priest holds the Chartered Financial Analyst designation, is a former Certified Public Accountant, and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/FAMCO Flex Core Covered Call Fund

Investment Objective.  The investment objective of the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) is to seek long-term capital appreciation while reducing the downside risk of equity investments.

Principal Investment Strategies.  Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and the use of hedging techniques by writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes).  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to the equity markets during periods of declining equity prices.

The Fund’s equity investments will consist primarily of large capitalization common stocks of U.S. corporations and U.S. dollar denominated equity securities of foreign issuers, in each case that are traded on national securities exchanges and in NASDAQ/NMS securities.  The Fund may also invest in securities of mid- and small-capitalization issuers, but it is not expected that such investments would be significant.

The Fund’s’ sub-adviser (the “Sub-Adviser”) believes that a macroeconomic strategy coupled with investment style and capitalization decisions are important drivers of excess returns.  Strategic analysis will be employed by the Sub-Adviser to determine the style make-up of the Fund's portfolio, favored sectors and the portfolio's risk profile.  Fundamental analysis and quantitative screens will then be applied to evaluate sector strategy and rank individual securities.

An underlying principle within the Sub-Adviser's investment process is that the macroeconomic expectations determined by the Sub-Adviser's portfolio managers should be consistent with and supported by the bottom-up conclusions of the Sub-Adviser's research efforts, focusing on industry leaders.  The Sub-Adviser reviews economic data, Federal Reserve policy, fiscal policy, inflation and interest rates, commodity pricing, sector, industry and security issues, regulatory factors, and street research to appraise the economic and market cycles.

Given this macroeconomic backdrop, a team of portfolio managers and research analysts begins the equity selection process by utilizing quantitative and qualitative screening processes based on factors such as growth prospects, competitive strength, pricing power, input costs, product substitutability and business fundamentals to identify those industries favorably exposed to the anticipated economic and market cycles.  Overlays such as valuation and financial strength, as well as technical indicators including relative strength and momentum, seek to increase the probability of selecting industries with a propensity to outperform the overall market given the environment.  Individual securities within these industries are similarly screened and analyzed using fundamental analytical techniques to further refine the selection process by identifying and eliminating equities having company-specific risks.

The Fund will write call options on the equity securities held by the Fund to seek to create income and mitigate the impact of market declines.  A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.  Call options are sold up to the number of shares of the long equity positions.  The premium paid to the writer is consideration for undertaking the obligations under the option contract.  The writer of a covered call option forgoes all or a portion of the potential profit from an increase in the market price of the underlying security above the exercise price in exchange for the benefit of investing in the option premiums and some protection against the loss of capital if the underlying security declines in price.  The Fund would receive premium income from the writing of options, and the Sub-Adviser believes that the Fund’s return can be at times increased or protected against capital losses through such premiums consistent with its investment objectives.

The options the Fund intends to write (sell) are considered "covered" because the Fund will own equity securities against which the options are written (sold).  As a result, the number of call options the Fund can write (sell) is normally limited by the number of equity securities the Fund holds in its portfolio.  The Fund will not write (sell) "naked" call options (i.e., options on more equity securities than are held in the Fund's portfolio).

The Sub-Adviser will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may purchase and write covered call options on certain exchange-traded funds that trade like common stocks but represent certain market indices such as the S&P 500 Stock Index that correlate with the mix of common stocks held in the Fund’s portfolio.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Options risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance for Similar Accounts.  [To Be Updated by Amendment] The performance information shown below represents all accounts and investment companies managed by the Sub-Adviser with objectives, policies, and strategies “substantially similar” to the Fund (the “Other Accounts”).  The Sub-Adviser has prepared the historical performance shown for the composite in compliance with the Global Investment Performance Standards.  This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.  As a result, the performance results for the composites may differ from results calculated according to the SEC’s methods.

The Fund’s actual performance may vary significantly from the past performance of the composite.  Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings.  In addition, the Other Accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the composite.

The Fund and the Other Accounts are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	Differences in asset size and cash flow resulting from purchases and redemptions of the Fund’s shares may result in different security selections;

•	Differences in the relative weightings of securities;

•	Differences in the price paid for particular portfolio holdings;

•	Differences relating to certain tax matters; and

•	Differences in account specific guidelines.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies, strategies, and risks.

The chart below shows performance information derived from historical performance of the Other Accounts.  It compares the Other Accounts’ average annual total returns to that of a broad-based securities market index that is unmanaged.

The composite performance is not that of the Fund, should not be interpreted as indicative of the Fund’s future performance, and should not be considered a substitute for the Fund’s performance.

Other Accounts’ Performance For Periods Ended December 31, 2011

Average Annual Returns as of December 31, 2011
	Other Accounts (Net of expenses)	Other Accounts (Gross of expenses)	[Index]
1 year	[__]%	[__]%	[__]%
5 years	[__]%	[__]%	[__]%
10 years	[__]%	[__]%	[__]%

Curian Capital, LLC, the investment adviser to the Fund, or its affiliates have not independently verified the performance or expense information for the Other Accounts’ performance.

The composite performance presented above is shown on both a gross and net basis.  The net performance results have been adjusted to reflect the estimated net operating expenses of the shares of the Fund for its initial fiscal year.  The gross performance results do not reflect the deduction of management fees and other charges applicable to the accounts that make up the composite.  The Other Accounts’ returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Exchange-traded funds investing risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Fiduciary Asset Management Inc. (“FAMCO”), , located at 8235 Forsyth Boulevard, Suite 700, Saint Louis, Missouri 63105.  FAMCO is an SEC registered investment adviser and offers investment management services to institutional clients, large employee benefit plans, and generally to high net worth individuals.  As of December 31, 2011, FAMCO had approximately $[__] in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Wiley D. Angell and Charles D. Walbrandt, CFA.  Information regarding the portfolio managers of the Fund is set forth below.

Wiley D. Angell is the Chief Executive Officer and Chief Investment Officer of FAMCO and is responsible for the management of the firm and directs the firm’s macroeconomic research.  As one of the founding principals, he has managed portfolios and served FAMCO’s clients since the firm’s inception in 1994.  Mr. Angell has managed institutional portfolios for 25 years.  He served as Portfolio Manager for General Dynamics Corporation from 1991 to 1994, focusing on core, long duration, and immunization fixed income strategies.  From 1985 to 1991, he was Treasurer of Franklin Savings Association, where he managed a $7 billion mortgage portfolio and was responsible for the firm’s hedging strategies and balance sheet risk control.  Mr. Angell serves on the board and chaired the investment committee for both First State Bank in Pleasanton, Kansas and Hume Bank in Hume, Missouri.  He holds a B.A. in business and economics from Ottawa University and currently serves on the Board of Trustees for Ottawa University.

Charles D. Walbrandt, CFA, is the Chairman and Founding Principal and a member of the Strategy Committee at FAMCO.  From 1974 through 1994, when he founded FAMCO, Mr. Walbrandt served in various capacities with General Dynamics Corporation, including Corporate Vice President, Trust Investment and Treasurer.  He created the internal investment departments at General Dynamics Corporation in 1983, designed the portfolio management processes, and managed both equity and fixed income portfolios.  For fourteen years, from 1994 to 2009, Mr. Walbrandt guided FAMCO as Chief Executive Officer and Chief Investment Officer.  Currently Mr. Walbrandt serves as FAMCO’s Chairman and as a Portfolio Manager for FAMCO’s Flex Equity products.  He holds a B.S. in economics from the University of Wisconsin, an M.B.A. in Finance from St. Louis University, and attended John Marshall Law School.  A Chartered Financial Analyst charterholder, Mr. Walbrandt is a member of the St. Louis Society of Financial Analysts and is a former member of its Board of Governors.  He is also a former trustee of the American Red Cross Retirement System.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/Franklin Templeton Natural Resources Fund

Investment Objective.  The investment objective of the Curian/Franklin Templeton Natural Resources Fund (the “Fund”) is to seek high total return.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the equity and debt securities of companies in the natural resources sector.  For the Fund’s investment purposes, the Fund’s sub-adviser (the “Sub-Adviser”) considers the natural resources sector to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

Under normal market conditions, the Fund invests primarily in equity securities and debt securities convertible into equity securities.  The Fund predominantly invests in equity securities, primarily in common stock.  An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder.  Bonds, notes, and debentures are examples of debt securities.  Convertible securities have characteristics of both debt securities (which is frequently the form in which they are first issued) and equity securities (which is what they can be converted into).

The Fund may invest a significant portion of its assets in smaller capitalization companies, which the Sub-Adviser generally considers to be companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment.

The Sub-Adviser anticipates that, under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country, but the Fund may invest up to 50% of its total assets in foreign securities, including emerging market securities.  The Fund may also invest in American Depositary Receipts (“ADRs”).  ADRs are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The Fund may also attempt, from time to time, to hedge (protect) against market risk and to generate income for the Fund by buying and selling put and call options on equity securities and equity security indices.  Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  With respect to hedging strategies, options may be used to hedge securities or other positions held by the Fund.  To earn income in the form of the premium received for writing the option, the Fund could sell equity call options while at the same time positioning the Fund to sell the underlying equity securities at a targeted price determined by the Sub-Adviser.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether, when, and to what extent to use options or an options related strategy.

The Sub-Adviser is a research driven, fundamental investor, pursuing a growth strategy.  As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser seeks companies that have identifiable drivers of future earnings growth and that present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.  The Sub-Adviser relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price.  Competitive advantages such as a favorable resource position, proven technology, sound financial position, and strong management are all factors the investment manager believes may contribute to strong growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Foreign securities risk
•	Growth investing risk
•	Industry concentration risk
•	Liquidity risk
•	Managed portfolio risk
•	Natural resources related securities risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets risk
•	Interest rate risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Franklin Advisers, Inc. (“Franklin”), located at One Franklin Parkway, San Mateo, California 94403.  As of December 31, 2011, Franklin and its affiliates had over $[__] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Frederick G. Fromm, Matthew Adams, and Steve Land.  Information regarding the portfolio managers of the Fund is set forth below.

Frederick G. Fromm, CFA, has been the lead portfolio manager of the Fund since its inception.  Mr. Fromm has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which he may perform these functions, and the nature of these functions, may change from time to time.  He joined Franklin in 1992.

Matthew Adams, CFA, has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Land joined Franklin in 2005.  Previously, he was an equity analyst with Smith Barney, Bear Stearns, and Robertson Stephens.

Steve Land, CFA, has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Adams joined Franklin in 1997.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/Invesco Balanced-Risk Commodities Fund

Investment Objective.  The investment objective of the Curian/Invesco Balanced-Risk Commodities Fund (the “Fund”) is to seek to provide total return.

Principal Investment Strategies.  Under normal market conditions, the Fund invests in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities.  Commodities are assets that have tangible properties and include oil, metals, and agricultural products.  The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities market:  agricultural, energy, industrial metals, and previous metals.  More than 25% of the Fund’s assets may be allocated to investments in one or more of these commodities market sectors.

The Fund may invest in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”), exchange-traded funds, commodity-linked notes, and cash and cash equivalents.  Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index.  In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index.

The Fund may invest up to 25% of its total assets in the Subsidiary.  The Fund invests in the Subsidiary in order to gain additional exposure to commodities.  The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures and swap agreements and in other commodity-linked instruments.  In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps, and commodity-linked notes.

The Fund will generally maintain 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalents including money market funds.  Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions.  The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.  The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities.  Leverage occurs when investments in derivatives create greater economic exposure than the amount invested.  This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Fund’s sub-adviser (the “Sub-Adviser”) and has the same investment objective as the Fund and generally employs the same investment strategy.  The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, which may provide leveraged and non-leveraged exposure to commodities.  The Subsidiary also may hold cash and invest in cash equivalent instruments, including money market funds affiliated with the Sub-Adviser, some of which may serve as margin or collateral for the Subsidiary’s derivative positions.  The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the Sub-Adviser’s active three-step investment process.

The first step involves asset selection.  The Sub-Adviser selects representative commodity assets to gain exposure to each of the following commodity sectors:  agriculture, energy, industrial metals, and precious metals.  The selection process (i) evaluates a particular asset’s performance among other assets within a commodity sector and how such asset has performed during different market cycles; (ii) screens the identified commodity assets to meet minimum liquidity criteria; and (iii) reviews the expected correlation among the selected commodity assets and the expected risk for each commodity asset to determine whether the selected commodity assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction.  Proprietary estimates for risk and correlation are used by the Sub-Adviser to create a potential portfolio of investments for the Fund.  The Sub-Adviser re-estimates the risk contributed by each commodity asset and re-balances the portfolio periodically or when new commodity assets are introduced to the Fund.

The final step involves active positioning.  The Sub-Adviser actively adjusts commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.  The Sub-Adviser balances these two competing ideas – opportunity for excess return from active positioning and the need to maintain commodity asset class exposure set forth in the balanced-risk portfolio structure – by setting controlled tactical ranges around the long-term commodity asset allocation.  The resulting commodity asset allocation is then implemented by purchasing or selling derivatives, other commodity-linked instruments, exchange-traded funds, cash and cash equivalents, including money market funds affiliated with the Sub-Adviser.  By using derivatives, the Fund seeks to gain greater exposure to commodity assets within each commodity sector than would be possible using cash instruments, and thus seeks to balance the amount of risk each commodity asset contributes to the Fund.

When executing the investment process described above, the Sub-Adviser may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets.  The Sub-Adviser purchases these commodity-linked derivatives to obtain both long and short commodity positions to seek to actively balance the risk associated with different types of commodity assets and sectors.  When taking a long position, the Sub-Adviser generally believes that the price of the referenced commodity will go up.  When taking a short position, the Sub-Adviser generally believes that the price of the referenced commodity will go down.

The Fund and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility.  Pursuant to this strategy, the Fund and the Subsidiary generally maintain a substantial amount of their assets in cash and cash equivalents.  Cash and cash equivalents will be posted as required margin for futures contracts, as required segregation under U.S. Securities and Exchange Commission rules and to collateralize swap exposure.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Derivatives risk
•	Industry concentration risk
•	Interest rate risk
•	Leveraging risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Subsidiary risk
•	Tax risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance for Similar Accounts.  [To Be Updated by Amendment]  The performance information shown below represents all accounts and investment companies managed by the Sub-Adviser with objectives, policies, and strategies “substantially similar” to the Fund (the “Other Accounts”).  The Sub-Adviser has prepared the historical performance shown for the composite in compliance with the Global Investment Performance Standards.  This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.  As a result, the performance results for the composites may differ from results calculated according to the SEC’s methods.

The Fund’s actual performance may vary significantly from the past performance of the composite.  Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings.  In addition, the Other Accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the composite.

The Fund and the Other Accounts are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	Differences in asset size and cash flow resulting from purchases and redemptions of the Fund’s shares may result in different security selections;

•	Differences in the relative weightings of securities;

•	Differences in the price paid for particular portfolio holdings;

•	Differences relating to certain tax matters; and

•	Differences in account specific guidelines.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies, strategies, and risks.

The chart below shows performance information derived from historical performance of the Other Accounts.  It compares the Other Accounts’ average annual total returns to that of a broad-based securities market index that is unmanaged.

The composite performance is not that of the Fund, should not be interpreted as indicative of the Fund’s future performance, and should not be considered a substitute for the Fund’s performance.

Other Accounts’ Performance For Periods Ended December 31, 2011

Average Annual Returns as of December 31, 2011
	Other Accounts (Net of expenses)	Other Accounts (Gross of expenses)	[Index]
1 year	[__]%	[__]%	[__]%
5 years	[__]%	[__]%	[__]%
10 years	[__]%	[__]%	[__]%

Curian Capital, LLC, the investment adviser to the Fund, or its affiliates have not independently verified the performance or expense information for the Other Accounts’ performance.

The composite performance presented above is shown on both a gross and net basis.  The net performance results have been adjusted to reflect the estimated net operating expenses of the shares of the Fund for its initial fiscal year.  The gross performance results do not reflect the deduction of management fees and other charges applicable to the accounts that make up the composite.  The Other Accounts’ returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Asset-based securities risk
•	Borrowing risk
•	Exchange-traded funds investing risk
•	Foreign securities risk
•	Illiquid securities risk
•	Precious metals related securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, Georgia 30309.  Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2011, Invesco had approximately $[__] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Mark Ahnrud, Chris Devine, Scott Hixon, Christian Ulrich, and Scott Wolfe.  Information regarding the portfolio managers of the Fund is set forth below.

Mark Ahnrud, CFA, is a Portfolio Manager for Invesco.  He joined Invesco in 2000 and became affiliated with the Global Asset Allocation team in 2002.  Mr. Ahnrud began his investment career in 1985 and was with Bank of America prior to joining Invesco.  He earned a B.S. in Finance and Investments from Babson College, an MBA with a concentration in finance and real estate investment from the Fuqua School of Business at Duke University, and is a CFA charterholder.

Chris Devine, CFA, is a Portfolio Manager for Invesco.  He joined Invesco in 1998 and became affiliated with the Global Asset Allocation team in 2003.  Mr. Devine is responsible for portfolio construction, risk management, trading, and derivative management.  He began his investment career in 1996 and was with The Robinson-Humphrey Co. prior to joining Invesco.  Mr. Devine earned a B.A. in Economics from Wake Forest University, an MBA from the University of Georgia, and is a CFA charterholder.

Scott Hixon, CFA, is a Portfolio Manager for Invesco.  He joined Invesco in 1994 and became affiliated with the Global Asset Allocation team in 1997.  Mr. Hixon is responsible for the fundamental research, quantitative modeling, and portfolio investment decisions for asset classes and currencies.  He began his investment career in 1992 and was with SunTrust Bank prior to joining Invesco.  Mr. Hixon earned a B.B.A. in Finance, graduating magna cum laude, and an MBA from Georgia Southern University and is a CFA charterholder.

Christian Ulrich, CFA, is a Portfolio Manager for Invesco.  He joined Invesco in 2000 and became affiliated with the Global Asset Allocation team in 2009.  Mr. Ulrich was previously a client portfolio manager for Invesco Global Asset Management, covering both global equity and asset allocation strategies.  He began his investment career in 1987 and was with Credit Suisse Group AG where he had assignments in Zurich, New York, and London.  At Credit Suisse Group, he served as a portfolio manager within the private banking division and had institutional sales and product management responsibilities within the asset management department.  Mr. Ulrich graduated from the KV Zurich Business School in Zurich, Switzerland and is a CFA charterholder.

Scott Wolle, CFA, is a Portfolio Manager for Invesco and the Chief Investment Officer for Invesco Global Asset Allocation.  He joined Invesco in 199 and became affiliated with the Global Asset Allocation team in 2000.  Mr. Wolle began his investment management career in 1991 and was with Bank of America prior to joining Invesco.  He earned a B.S. in Finance from Virginia Polytechnic Institute and State University, graduating magna cum laude, and an MBA from the Fuqua School of Business at Duke University where he earned the distinction of Fuqua Scholar.  Mr. Wolle is a CFA charterholder.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/Nicholas Convertible Arbitrage Fund

Investment Objective.  The investment objective of the Curian/Nicholas Convertible Arbitrage Fund (the “Fund”) is to seek absolute return.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  The Fund’s sub-adviser combines traditional credit analysis with fundamental and quantitative equity research and its expertise in small and mid-capitalization companies, what the Sub-Adviser considers to be the largest and most inefficient area of the convertible securities market, to analyze the equity securities underlying potential convertible securities investments.

In structuring the portfolio, the gross and net exposure is driven by security selection based on a 12-month directional view of the underlying equity or credit.  The Sub-Adviser will typically hedge each position in the Fund within 25% of “delta-neutral” with “bullish” positions under-hedged and “bearish” positions over-hedged.  If the Fund is “delta-neutral,” the convertible bond will be hedged by selling the stock against it so that there is no equity exposure.  Delta is a measure of the combined position movement to the equity.  If the Fund over hedges (“bearish”), the Fund will sell more stock than the delta-neutral position and the Fund’s net exposure to the equity markets will be negative.  If the Fund under hedges (“bullish”), the Fund will sell less stock than the delta-neutral position and the Fund’s net exposure to the equity markets will be positive.  Portfolio positioning is driven predominantly, in normal market environments, by individual security selection and appropriate hedging given the Sub-Adviser’s security outlook.  Tactical positioning, in unusual market environments displaying uncertain economic and market outlooks, is accomplished through adjusting the range of hedges for individual positions as well as by utilizing portfolio level hedges.  In such environments the Sub-Adviser may use equity, credit, and/or interest rate hedges determined by the particular market environment and market outlook.

The Sub-Adviser employs a multi-step process in its bottom-up analysis of issuers of convertible securities.  Traditional credit analysis, where the Sub-Adviser reviews an issuer’s capital structure, balance sheet, income statement, and security terms, helps the Sub-Adviser determine the attractiveness and financial strength of the issuing company.  Stress test and scenario analysis, where the Sub-Adviser assesses the security’s sensitivity to equity volatility, interest rate changes, and potential changes to option-adjusted and credit spreads, allows the Sub-Adviser to ascertain the asymmetrical risk/reward profile of the convertible strategy.  The combination of quantitative and traditional fundamental equity analysis helps the Sub-Adviser assess the underlying equities’ positive or negative change, sustainability, quality, and timeliness and its appreciation potential.  Incorporating all elements to this bottom-up, multi-step process is essential to determine if the investment thesis of the security is attractive, as well as to formulate the direction and magnitude of the hedge to be used.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Convertible securities risk
•	Investment strategy risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	Short sales risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance for Similar Accounts.  [To Be Updated by Amendment]  The performance information shown below represents all accounts and investment companies managed by the Sub-Adviser with objectives, policies, and strategies “substantially similar” to the Fund (the “Other Accounts”).  The Sub-Adviser has prepared the historical performance shown for the composite in compliance with the Global Investment Performance Standards.  This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.  As a result, the performance results for the composites may differ from results calculated according to the SEC’s methods.

The Fund’s actual performance may vary significantly from the past performance of the composite.  Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings.  In addition, the Other Accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the composite.

The Fund and the Other Accounts are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	Differences in asset size and cash flow resulting from purchases and redemptions of the Fund’s shares may result in different security selections;

•	Differences in the relative weightings of securities;

•	Differences in the price paid for particular portfolio holdings;

•	Differences relating to certain tax matters; and

•	Differences in account specific guidelines.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies, strategies, and risks.

The chart below shows performance information derived from historical performance of the Other Accounts.  It compares the Other Accounts’ average annual total returns to that of a broad-based securities market index that is unmanaged.

The composite performance is not that of the Fund, should not be interpreted as indicative of the Fund’s future performance, and should not be considered a substitute for the Fund’s performance.

Other Accounts’ Performance For Periods Ended December 31, 2011

Average Annual Returns as of December 31, 2011
	Other Accounts (Net of expenses)	Other Accounts (Gross of expenses)	[Index]
1 year	[__]%	[__]%	[__]%
5 years	[__]%	[__]%	[__]%
10 years	[__]%	[__]%	[__]%

Curian Capital, LLC, the investment adviser to the Fund, or its affiliates have not independently verified the performance or expense information for the Other Accounts’ performance.

The composite performance presented above is shown on both a gross and net basis.  The net performance results have been adjusted to reflect the estimated net operating expenses of the shares of the Fund for its initial fiscal year.  The gross performance results do not reflect the deduction of management fees and other charges applicable to the accounts that make up the composite.  The Other Accounts’ returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Bond risk
•	Equity securities risk
•	Interest rate risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Nicholas Investment Partners, L.P. (“Nicholas”), located at 6451 El Sicomoro Street, Rancho Santa Fe, California 92067.  Nicholas, a SEC registered investment adviser, is an independent, employee-owned investment boutique that focuses on providing investment advice on an institutional basis.  As of December 31, 2011, Nicholas had approximately $[__] million in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Ms. Catherine C. Nicholas and Mr. John Wylie.  Information regarding the portfolio managers of the Fund is set forth below.

Catherine C. Nicholas is the Managing Partner, Chief Investment Officer, and co-founder of Nicholas.  She leads the investment team at Nicholas and is responsible for the strategic development and day-to-day implementation of investment research, stock selection, portfolio management, and risk management processes.  Prior to founding Nicholas, she served as the Global Chief Investment Officer of Nicholas Applegate until the firm’s sale to Allianz in January 2001.  Ms. Nicholas began her investment career in 1987 as an analyst at Nicholas Applegate.  She earned a B.A. in Business Administration, cum laude, and her MBA with a concentration in finance the University of Southern California.

John Wylie is a Partner and Portfolio Manager of Nicholas and is the lead Portfolio Manager for Convertibles and Convertible Arbitrage.  Prior to joining Nicholas in 2007, he was co-founder and Co-Chief Investment Officer of CapitalWorks Investment Partners where he was the lead portfolio manager for Convertible Arbitrage and Micro-Cap strategies.  Previously Mr. Wylie was President of Nicholas-Applegate Mutual Funds and Chief Investment officer of their Investor Services Group.  Before joining Nicholas-Applegate in 1987, he worked with Metropolitan Life Insurance Company for six year.  Mr. Wylie earned a B.A. in American Studies, cum laude, from Amherst College.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/PIMCO Income Fund

Investment Objectives.  The Curian/PIMCO Income Fund’s (the “Fund”) primary investment objective is to seek to maximize current income.  Long-term capital appreciation is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed-income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.  The average portfolio duration of the Fund is anticipated to vary within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index.  Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investor Service, Inc., or equivalently rated by Standard & Poor’s Corporation  or Fitch Ratings, or, if unrated, determined by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or SAI.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments,” which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

Securities issued by the U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments such as options, futures contracts or swap agreements, or in mortgage- or asset-backed, subject to applicable law and any other restrictions described in the Fund’s Prospectus and SAI.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Preferred stock risk
•	Repurchase agreements, purchase and sale contracts risk
•	Short sales risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance for Similar Accounts.  [To Be Updated by Amendment]  The performance information shown below represents all accounts and investment companies managed by the Sub-Adviser with objectives, policies, and strategies “substantially similar” to Fund (the “Other Accounts”).  The Sub-Adviser has prepared the historical performance shown for the composite in compliance with the Global Investment Performance Standards.  This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.  As a result, the performance results for the composites may differ from results calculated according to the SEC’s methods.

The Fund’s actual performance may vary significantly from the past performance of the composite.  Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings.  In addition, the Other Accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the composite.

The Fund and the Other Accounts are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	Differences in asset size and cash flow resulting from purchases and redemptions of the Fund’s shares may result in different security selections;

•	Differences in the relative weightings of securities;

•	Differences in the price paid for particular portfolio holdings;

•	Differences relating to certain tax matters; and

•	Differences in account specific guidelines.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies, strategies, and risks.

The chart below shows performance information derived from historical performance of the Other Accounts.  It compares the Other Accounts’ average annual total returns to that of a broad-based securities market index that is unmanaged.

The composite performance is not that of the Fund, should not be interpreted as indicative of the Fund’s future performance, and should not be considered a substitute for the Fund’s performance.

Other Accounts’ Performance For Periods Ended December 31, 2011

Average Annual Returns as of December 31, 2011
	Other Accounts (Net of expenses)	Other Accounts (Gross of expenses)	[Index]
1 year	[__]%	[__]%	[__]%
5 years	[__]%	[__]%	[__]%
10 years	[__]%	[__]%	[__]%

Curian Capital, LLC, the investment adviser to the Fund, or its affiliates have not independently verified the performance or expense information for the Other Accounts’ performance.

The composite performance presented above is shown on both a gross and net basis.  The net performance results have been adjusted to reflect the estimated net operating expenses of the shares of the Fund for its initial fiscal year.  The gross performance results do not reflect the deduction of management fees and other charges applicable to the accounts that make up the composite.  The Other Accounts’ returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Financial reform risk
•	Regulation of derivatives risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, a Delaware limited liability company, which is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is a European-based, multinational insurance and financial services holding company.  As of December 31, 2011, PIMCO had approximately $[__] billion in assets under management.

Mark Kiesel, Managing Director, PIMCO.  He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group.  He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/PineBridge Merger Arbitrage Fund

Investment Objective.  The investment objective of the Curian/PineBridge Merger Arbitrage Fund (the “Fund”) is to seek capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies involved in publicly announced  mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investment strategy designed to profit from the successful completion of such transactions.

The Fund is permitted to hold long and short equity positions and generally invests in securities of U.S. and Canadian companies, but also may invest its assets in other foreign securities including securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  For long exposures to equities, the Fund may invest in common stocks, ADRs, GDRs, EDRs, REITs, listed limited partnerships, master limited partnerships, and exchange-traded funds.  The Fund may invest in companies with large, medium, or small market capitalizations.  The Fund may, as applicable, utilize leverage or engage in derivative transactions in order to seek enhanced returns or to hedge investment risks.  In particular, the Fund may for investment purposes or hedging purposes, purchase and write call and put options on equities, equity indices, and currencies.

The Fund’s sub-adviser, (the “Sub-Adviser”), on behalf of the Fund, will primarily buy securities of companies being acquired in publicly announced M&A transactions (“Publicly Announced M&A Transactions”).  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company.  The Sub-Adviser may engage in selling short the securities of the acquiring company when the terms of a Publicly Announced M&A Transaction require the exchange of common stock and/or other securities of the acquiring company.

The Fund is not subject to any specific geographic diversification requirements and may invest on a global basis.

The Sub-Adviser’s approach focuses on fundamental and regulatory research-based analysis using its extensive experience in global markets.

In structuring a portfolio consisting of Publicly Announced M&A Transactions, the Sub-Adviser will generally seek to:  (i) achieve returns with a low correlation to stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility.

When an M&A transaction is publicly announced, the Sub-Adviser will analyze the transaction’s terms and the likelihood the transaction will be completed.  The financial and legal aspects of the Publicly Announced M&A Transaction will be evaluated, including, without limitation, the issues that may be raised under corporate, securities, and competition laws and by regulatory agencies; the accounting and tax implications; the adequacy of the consideration offered; the likelihood that the consideration will be increased by the acquiring company or a third party; the financing commitment; and the feasibility under market conditions.  The Sub-Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments.

The performance of the Fund’s portfolio of investments will be measured against the 3-Month London Interbank Offered Rate (LIBOR), as fixed by the British Bankers Association, on each business day.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Equity securities risk
•	Foreign securities risk
•	Investment strategy risk
•	Issuer risk
•	Large-capitalization investing risk
•	Leveraging risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Merger and acquisition arbitrage risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Short sales risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance for Similar Accounts.  [To Be Updated by Amendment]  The performance information shown below represents an account managed by the Sub-Adviser with objectives, policies, and strategies “substantially similar” to the Fund (the “Other Accounts”).  The Sub-Adviser has prepared the historical performance shown for the related strategy. This performance calculation methodology differs from the guidelines of the SEC for calculating performance of mutual funds.  As a result, the performance results for the composites may differ from results calculated according to the SEC’s methods.

The Fund’s actual performance may vary significantly from the past performance of the composite.  Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings.  In addition, the Other Accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the composite.

The Fund and the Other Accounts are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	Differences in asset size and cash flow resulting from purchases and redemptions of the Fund’s shares may result in different security selections;

•	Differences in the relative weightings of securities;

•	Differences in the price paid for particular portfolio holdings;

•	Differences relating to certain tax matters; and

•	Differences in account specific guidelines.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies, strategies, and risks.

The chart below shows performance information derived from historical performance of the Other Accounts.  It compares the Other Accounts’ average annual total returns to that of the 3-Month London Interbank Offered Rate (LIBOR).

The composite performance is not that of the Fund, should not be interpreted as indicative of the Fund’s future performance, and should not be considered a substitute for the Fund’s performance.

Other Accounts’ Performance For Periods Ended December 31, 2011

Average Annual Returns as of December 31, 2011
	Other Accounts (Net of expenses)	Other Accounts (Gross of expenses)	[Index]
1 year	[__]%	[__]%	[__]%
5 years	[__]%	[__]%	[__]%
10 years	[__]%	[__]%	[__]%

Curian Capital, LLC, the investment adviser to the Fund, or its affiliates have not independently verified the performance or expense information for the Other Accounts’ performance.

The composite performance presented above is shown on both a gross and net basis.  The net performance results have been adjusted to reflect the estimated net operating expenses of the shares of the Fund for its initial fiscal year.  The gross performance results do not reflect the deduction of management fees and other charges applicable to the accounts that make up the composite.  The Other Accounts’ returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is PineBridge Investments LLC (“PineBridge”), a U.S. registered investment adviser with offices located at 399 Park Avenue, 4th Floor, New York, New York 10022.  PineBridge is a member company of PineBridge Investments, a group of international companies acquired by Pacific Century Group from American International Group, Inc. in March 2010.  PineBridge Investments companies provide investment advice and market asset management products and services to clients around the world. As of December 31, 2011, PineBridge had approximately $[__] in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Mdmes. Lan Cai, CFA and Meg Sullivan, CFA, and Mr. Tim Campion.  Information regarding the portfolio managers of the Fund is set forth below.

Lan Cai, CFA, Managing Director, Portfolio Manager, Equities, PineBridge.  Ms. Cai joined the firm in 2000 and serves as Head Portfolio Manager, responsible for managing merger arbitrage portfolios, research enhanced products, and equity income portfolios.  Prior to joining PineBridge, Ms. Cai was Director of Financial Product Research and Development at the CME Group beginning in 1996, where she played a key role in developing financial derivatives products and building the electronic trading system, GLOBEX2.  Ms. Cai received an MBA from the University of Chicago and is a CFA charterholder.

Meg Sullivan, CFA, Vice President, Assistant Portfolio Manager/Research Analyst, Equities, PineBridge.  Ms. Sullivan joined the firm in 2006.  She is an Assistant Portfolio Manager and Research Analyst for Structured Equities with a primary focus on merger arbitrage portfolios.  Before joining the Listed Equity department, Ms. Sullivan spent a year as a Performance Analyst in the Alternatives and Derivatives Performance Measurement Group at PineBridge.  Ms. Sullivan received a B.A. from Brown University in Business Economics & Public and Private Sector Organizations.  She is a CFA charterholder.

Timothy Campion, Vice President, Trader, Equities, PineBridge.  Mr. Campion joined the firm in 1999.  He is a Trader for merger arbitrage and research enhanced index products.  Prior to joining PineBridge, Mr. Campion spent three years in Boston at Mellon Trust in the Mutual Fund group.  His investment industry experience began in 1996.  Mr. Campion received a B.S. in History from Middlebury College.  He is currently a Level II Chartered Financial Analyst candidate.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/The Boston Company Equity Income Fund

Investment Objective.  The investment objective of the Curian/The Boston Company Equity Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Principal Investment Strategies.  Under normal market conditions the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The Fund’s sub-adviser (the “Sub-Adviser”) chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.  The S&P Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 that exhibit strong value characteristics.  The Fund’s stock investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (ADRs), including those purchased in initial public offerings.  The Fund may also invest in fixed-income securities and money market instruments.

In selecting securities, the Sub-Adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including (i) value, or how a stock is priced relative to its perceived intrinsic worth; (ii) growth, in this case the sustainability or growth of earnings; and (iii) financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the Sub-Adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Finally, the Sub-Adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.  The Fund at times may overweight certain sectors in attempting to achieve higher yields.

The Fund may, but is not required to, use derivatives, such as options, futures, and options on futures (including those relating to stocks, indices, and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, or as a part of a hedging strategy.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Investment value style risk
•	Managed portfolio risk
•	Market risk
•	Options risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance for Similar Accounts.  [To Be Updated by Amendment]  The performance information shown below represents all accounts and investment companies managed by the Sub-Adviser with objectives, policies, and strategies “substantially similar” to the Fund (the “Other Accounts”).  The Sub-Adviser has prepared the historical performance shown for the composite in compliance with the Global Investment Performance Standards.  This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.  As a result, the performance results for the composites may differ from results calculated according to the SEC’s methods.

The Fund’s actual performance may vary significantly from the past performance of the composite.  Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings.  In addition, the Other Accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the composite.

The Fund and the Other Accounts are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	Differences in asset size and cash flow resulting from purchases and redemptions of the Fund’s shares may result in different security selections;

•	Differences in the relative weightings of securities;

•	Differences in the price paid for particular portfolio holdings;

•	Differences relating to certain tax matters; and

•	Differences in account specific guidelines.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies, strategies, and risks.

The chart below shows performance information derived from historical performance of the Other Accounts.  It compares the Other Accounts’ average annual total returns to that of a broad-based securities market index that is unmanaged.

The composite performance is not that of the Fund, should not be interpreted as indicative of the Fund’s future performance, and should not be considered a substitute for the Fund’s performance.

Other Accounts’ Performance For Periods Ended December 31, 2011

Average Annual Returns as of December 31, 2011
	Other Accounts (Net of expenses)	Other Accounts (Gross of expenses)	[Index]
1 year	[__]%	[__]%	[__]%
5 years	[__]%	[__]%	[__]%
10 years	[__]%	[__]%	[__]%

Curian Capital, LLC, the investment adviser to the Fund, or its affiliates have not independently verified the performance or expense information for the Other Accounts’ performance.

The composite performance presented above is shown on both a gross and net basis.  The net performance results have been adjusted to reflect the estimated net operating expenses of the shares of the Fund for its initial fiscal year.  The gross performance results do not reflect the deduction of management fees and other charges applicable to the accounts that make up the composite.  The Other Accounts’ returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Derivatives risk
•	Growth investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is The Boston Company Asset Management LLC (“The Boston Company”), located at One Mellon Center, One Boston Place, 201 Washington Street, 14th Floor, Boston, Massachusetts 02108.  The Boston Company is a wholly-owned subsidiary of Bank of New York Mellon Corporation.  Founded in 1970, The Boston Company provides investment management and sub-advisory services to public, corporate, defined benefit and defined contribution plans, as well as various institutional and sub-advised accounts.  As of December 31, 2011, The Boston Company had approximately $[__] in assets under management.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Mr. John C. Bailer, CFA.  Information regarding the portfolio managers of the Fund is set forth below.

John C. Bailer, CFA, Managing Director, is a member of the Large Cap Value Team at The Boston Company and has been a Research Analyst since 1999.  He is responsible for the consumer, technology, and telecommunication sectors for the Dynamic Large Cap Value strategy and has been the Senior Portfolio Manager of the Equity Income strategy since 2005.  Mr. Bailer has 19 years of industry experience and has been with the firm since 1992.  Previously at The Boston Company, he was a Portfolio Coordinator responsible for asset allocation and client servicing of domestic value strategies.  Mr. Bailer began his career in Corporate Finance at Mellon Financial Corporation where he was responsible for asset/liability analysis of the bank’s balance sheet.  He graduated with distinction from Babson College with a B.S. in Accounting and Management Information Systems.  Mr. Bailer also received an M.S. in Finance from Boston College.  He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and The Boston Security Analysts Society.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

Investment Objective.  The investment objective of the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (the “Fund”) is to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Principal Investment Strategies.  The goal of market neutral investing strategy is to generate returns that are independent of the direction of the stock market.  The Fund’s sub-adviser (the “Sub-Adviser”) attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks.  The Fund has a long position when it owns the security and has “sold short” a position when it sells a security it does not own.  When the Fund has “sold short,” it must borrow the security in order to settle the sale and buy the security at a later date to pay back the lender.  The Fund must maintain market collateral at least equal to the current market value of the security sold short.  The Fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the Fund’s net assets giving effect to such sale.

The Fund strives to have long positions in stocks that the Sub-Adviser believes will outperform the market and short positions in stocks that the Sub-Adviser will underperform the market.  Under normal circumstances, the Sub-Adviser seeks to maintain a balance between investments that are expected to benefit from a general rise in stock prices and investments that are expected to benefit from a general stock market decline.

The Sub-Adviser utilizes proprietary stock selection models that are designed to predict relative attractiveness of stocks.  The models collect fundamental data such as earnings, dividends, cash flow, revenues, and book value.  The fundamental data is then used to analyze characteristics such as growth prospects, valuation, and momentum.  Each stock is then given a score.  The Fund strives to profit by purchasing stocks that have relatively high scores and selling short stocks that have relatively low scores.  The Sub-Adviser exploits the benefits of quantitative analysis, but also employs a fundamental process in its stock selection process.
In selecting stocks of any capitalization for investment, the Fund uses a blended strategy, investing in both growth and value stocks of both U.S. and foreign issuers, including those in emerging markets countries.  In addition to purchasing or selling short individual securities, the Fund may purchase or sell short any type of future or option related to such securities.  The Fund may also invest in exchange-traded funds.  The Fund’s portfolio turnover is expected to be higher than 100%.

The Fund seeks a total return greater than the return on three-month U.S. Treasury Bills.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Emerging markets risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Derivatives risk
•	Foreign securities risk
•	Market risk
•	Portfolio turnover risk
•	Short sales risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance for Similar Accounts.  [To Be Updated by Amendment]  The performance information shown below represents all accounts and investment companies managed by the Sub-Adviser with objectives, policies, and strategies “substantially similar” to the Fund (the “Other Accounts”).  The Sub-Adviser has prepared the historical performance shown for the composite in compliance with the Global Investment Performance Standards.  This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.  As a result, the performance results for the composites may differ from results calculated according to the SEC’s methods.

The Fund’s actual performance may vary significantly from the past performance of the composite.  Differences in asset size and cash flows may result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings.  In addition, the Other Accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the composite.

The Fund and the Other Accounts are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	Differences in asset size and cash flow resulting from purchases and redemptions of the Fund’s shares may result in different security selections;

•	Differences in the relative weightings of securities;

•	Differences in the price paid for particular portfolio holdings;

•	Differences relating to certain tax matters; and

•	Differences in account specific guidelines.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies, strategies, and risks.

The chart below shows performance information derived from historical performance of the Other Accounts.  It compares the Other Accounts’ average annual total returns to that of a broad-based securities market index that is unmanaged.

The composite performance is not that of the Fund, should not be interpreted as indicative of the Fund’s future performance, and should not be considered a substitute for the Fund’s performance.

Other Accounts’ Performance For Periods Ended December 31, 2011

Average Annual Returns as of December 31, 2011
	Other Accounts (Net of expenses)	Other Accounts (Gross of expenses)	[Index]
1 year	[__]%	[__]%	[__]%
5 years	[__]%	[__]%	[__]%
10 years	[__]%	[__]%	[__]%

Curian Capital, LLC, the investment adviser to the Fund, or its affiliates have not independently verified the performance or expense information for the Other Accounts’ performance.

The composite performance presented above is shown on both a gross and net basis.  The net performance results have been adjusted to reflect the estimated net operating expenses of the shares of the Fund for its initial fiscal year.  The gross performance results do not reflect the deduction of management fees and other charges applicable to the accounts that make up the composite.  The Other Accounts’ returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is The Boston Company Asset Management LLC (“The Boston Company”), located at One Mellon Center, One Boston Place, 201 Washington Street, 14th Floor, Boston, Massachusetts 02108.  The Boston Company is a wholly-owned subsidiary of Bank of New York Mellon Corporation.  Founded in 1970, The Boston Company provides investment management and sub-advisory services to public, corporate, defined benefit and defined contribution plans, as well as various institutional and sub-advised accounts.  As of December 31, 2011, The Boston Company had approximately $[__] in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Robert J. Eastman, CFA, Sean P. Fitzgibbon, CFA, and Jeffrey D. McGrew, CFA.  Information regarding the portfolio managers of the Fund is set forth below.

Robert J. Eastman, CFA, is a Director (since 2009, previously Senior Vice President from 2005 to 2009) of The Boston Company and is a Portfolio Manager.  He is also a Senior Analyst and a member of the Global Core Equity Team, responsible for research coverage of the U.S. energy, industrials, and materials sectors.  Mr. Eastman joined The Boston Company in 1991 and has over 22 years of experience in the industry.

Sean P. Fitzgibbon, CFA, is Senior Managing Director (since 2009, previously Senior Vice President from 2005 to 2009) of The Boston Company and team leader for the Global Core Equity Team.  He is the Lead Portfolio Manager for The Boston Company’s U.S. Large Cap Core Equity, Emerging Markets Core, and Multi Alpha Market Neutral Equity strategies and Portfolio Manager on the U.S. Large Cap 130/30 Core Equity and Global Core Equity strategies.  Mr. Fitzgibbon is also responsible for research coverage of the U.S. health care sector.  He joined The Boston Company in 1991 and has over 19 years of experience in the industry.

Jeffrey D. McGrew, CFA, is Managing Director (since 2009, previously Senior Vice President from 2005 to 2009) of The Boston Company and is a Portfolio Manager and member of the Global Core Equity Team.  He is Lead Portfolio Manager for the U.S. Large Cap 130/30 Core Equity strategy and Portfolio Manager on the U.S. Large Cap Core Equity strategy.  Mr. McGrew is responsible for research coverage of the global financial and technology sectors and U.S. telecommunications sector.  He joined The Boston Company in 2002 and has over 19 years of experience in the industry.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

Master-Feeder Structure

The Curian/American Funds Growth Fund  operates as a “feeder fund” (the “AF Feeder Fund”).  A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.”  The master fund purchases and manages a pool of investment securities.  The AF Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund.  The Growth FundSM, the Feeder Fund’s master fund (the “AF Master Fund”), is a series of American Funds Insurance Series® (“AFIS”).  This structure differs from the other Funds of the Trust, and other investment companies that invest directly in securities and are actively managed.

The Board considered that the AF Feeder Fund will bear its own operating expenses as well as its pro rata share of the AF Master Fund’s fees and expenses.  Because the AF Feeder Fund invests all or substantially all of its assets in the AF Master Fund, its shareholders will bear the fees and expenses of both the AF Feeder Fund and the AF Master Fund.  Thus, the AF Feeder Fund’s expenses could be higher than those of other mutual funds which invest directly in securities.  The AF Master Fund may have other shareholders, each of whom, like the AF Feeder Fund, will pay their proportionate share of the AF Master Fund’s expenses.  The AF Master Fund may also have shareholders that are not the AF Feeder Fund, but are separate accounts of insurance companies or qualified retirement plans.  The expenses and, correspondingly, the returns of the other shareholders of the AF Master Fund may differ from those of the AF Feeder Fund.  The AF Master Fund pays distributions to each AF Master Fund shareholder, including the AF Feeder Fund.  Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of the AF Master Fund borne by the remaining feeder funds and other shareholders, including the Feeder Fund.

Under the master/feeder structure, the AF Feeder Fund may withdraw its investment in the AF Master Fund if the Board determines that it is in the best interest of the AF Feeder Fund and its shareholders to do so.  The AF Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution.  The AF Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the AF Feeder Fund in another pooled investment entity, having Curian Capital manage the AF Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Feeder Fund’s assets in the AF Master Fund is not a fundamental investment policy of the Feeder Fund and a shareholder vote is not required for the Feeder Fund to withdraw its investment from the AF Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AF Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AF Master Fund’s prospectus.  The summary prospectus for the AF Master Fund is delivered together with this Prospectus.  To obtain a copy of the statutory prospectus for the AF Master Fund, you may go to www.americanfunds.com/afis, call 1-800-421-9900 ext. 65413, or e-mail us at afisclass1@americanfunds.com.

More About The Funds

The investment objectives of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal market conditions, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the Funds are not subject to registration or regulation as pool operators under that Act.  It should be noted that the Commodities Futures Trading Commission (“CFTC”) is reviewing its rules related to commodity pool operators, and the Funds could be determined to be commodity pools.  This determination could affect the management of the Funds and their performance.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above.  If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Portfolio Turnover.  Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests.  Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions.  In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or SEC staff approved measures, to minimize leverage, while the derivatives contracts are open.  For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value.  With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value.  By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts.  The use of leverage involves certain risks.  See below for leveraging risk.  A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open purchases and derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i.e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, CFTC or CFTC staff positions, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending.  Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers.  The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines.  Cash collateral may be invested by a Fund in money market-type investments or short-term liquid investments.  To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income.  A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.  There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Cash and Cash Equivalents.  The Funds may hold cash or invest in cash equivalents.  Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, time deposits, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less; (f) shares in commingled institutional liquidity funds, money market funds, or short-term bond funds; and (g) repurchase or reverse repurchase agreements.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil due to a variety of factors, including economic unrest in Greece, Spain, Ireland, Portugal, and other European Union countries.  This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy.  In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.  An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets.  These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Natural disasters and adverse weather conditions.  Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events.  Such disasters, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a Fund invests to conduct their businesses in the manner normally conducted.  Adverse weather conditions may also have a particularly significant negative affect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Legislation.  At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock.  Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds.  There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

Regulatory Inquiries and Pending Litigation

Curian/FAMCO Flex Core Covered Call Fund

In 2009, the SEC conducted an examination of FAMCO and in 2010 reported to FAMCO that the SEC that certain deficiencies existed in procedures and disclosure relating to the management of a liquidated closed-end fund sub-advised by FAMCO.  In April 2010, the SEC initiated in investigation of this liquidated closed-end fund and issued a subpoena to FAMCO, who has responded to these requests for information and continues to cooperate with this investigation.  Based on current knowledge, FAMCO believes that this matter will be resolved without a material adverse effect to its financial status or its capacity to act as sub-adviser to the Curian/FAMCO Flex Core Covered Call Fund, although there can be no assurance that this assessment will reflect the ultimate outcome of the pending matters.

Curian/PIMCO Income Fund

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders.  The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.  On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case.  As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed.  In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS.  The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and the request by GI-Holdings, Inc. t to dismiss the stay was denied and the IRS’s appeal is moving forward.  This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

The foregoing speaks only as of the date of this Prospectus.  While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

The following risks may apply to the Funds and the AF Master Fund.  Please consult the Summary Prospectus and Statutory Prospectus for applicable risks.

Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers.  Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Asset-based securities risk – Asset-based securities are fixed-income securities whose value is related to the market price of a certain natural resources, such as precious metals, as well as, other assets, such as credit card receivables.  Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation.  There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets.  For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Borrowing risk – Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio.  Borrowing will cost the Fund interest expense and other fees.  The costs of borrowing may reduce the Fund’s return.  Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility than traditional securities.  Derivative instruments’ values may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit risk on the counterparties.  Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges.  Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  This risk may be heightened during volatile market conditions.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.  Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.  The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of the Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions.

Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.  The Fund’s Adviser or Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund’s Adviser or Sub-Adviser must correctly predict price, credit or other applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.  The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund’s Adviser or Sub-Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.  To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments.  The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid.  Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.  The use of derivative strategies may also have a tax impact on the Fund.  The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to utilize derivatives when it wishes to do so.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility.  Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Equity-linked notes (“ELNs”) risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks.  In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk.  Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment.  An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment.  Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value.  In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed-income investment.

Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange.  Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions.  A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets.  Accordingly, actual expenses may be greater or less than those indicated.  For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets.  During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.  Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates.  The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.  As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial reform risk - In response to recent market and economic conditions, the U.S. Government has taken a variety of extraordinary measures designed to stimulate the economy and financial markets including capital injections and the acquisition of illiquid assets.  Recent laws and regulations contain provisions limiting the way banks and their holding companies are able to pay dividends, purchase their own common stock and compensate officers.  On July 21, 2010 the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”).  The Reform Act establishes a Financial Services Oversight Council to facilitate information sharing and identify systemic risks.  Additionally, the Reform Act allows the Federal Deposit Insurance Corporation to “take over” a failing bank in situations when the overall stability of the financial system could be at risk.  These regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.  Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations.  Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods.  Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options.  A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price.  Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.  In addition, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.

High-yield bonds, lower-rated bond, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.  The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer.  Periods of economic or political uncertainty and change can be expected to result in price volatility.

Illiquid securities risk – The Fund may invest in “illiquid securities,” which is typically defined as a security that cannot be sold or disposed of within seven (7) days, at price or value at which it is carried.  Securities and other investments purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.  Illiquid securities may be difficult to sell or redeem because, often, there is no secondary market for those securities.

Limitation on Illiquid Investments.  If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments.  In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

Valuation of Illiquid Investments.  Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Trustees.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV.

Indexed and inverse securities risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Inflation-indexed securities, including TIPS, decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments.  However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in the Fund’s value.  In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in the Fund’s value.  Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment momentum style risk – Investing in securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities.  When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Investment strategy risk – The Adviser or Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Adviser or Sub-Adviser in using these investment strategies may not produce the returns expected by the Adviser or Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Leveraging risk – Certain transactions, such as reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.  Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans.  For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time.  During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a floating rate loan can result in a loss.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.

After purchase of a loan, the Fund may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.  In the event that a borrower defaults, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may decline in value and/or be inadequate or difficult to realize upon.  In addition, a court could take action with respect to the floating rate loan adverse to the holders of the loan, such as invalidating the loan, subordinating the loan to presently existing or future indebtedness, or ordering the refund of interest previously paid to the borrower.  As a result, the Fund might not receive payments to which it is entitled.  The Adviser may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations.  This could increase the Fund’s operating expenses and decrease its net asset value.  The Fund can invest in loans that are not secured by any specific collateral of the borrower.  If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose.  Therefore, these loans present greater risks than collateralized loans.

Loan instruments may not be rated by a rating agency, registered with the SEC or any state securities commission or listed on any national securities exchange.  The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities.  In evaluating the creditworthiness of borrowers, the Adviser relies on its own evaluation of borrowers, but will consider, and may rely in part on, analyses performed by others.  As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

An increase in demand for loan instruments may adversely affect the supply of available loans and/or the rate of interest payable on loans acquired by the Fund, thus reducing Fund returns.  During periods of limited supply of loans, the Fund’s yield may be lower.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize full value and thus cause a material decline in the Fund’s net asset value.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Merger and acquisition arbitrage risk – The Fund will engage in merger and acquisition arbitrage transactions where it will purchase or sell short securities at prices below or above the anticipated value of the cash, securities, or other consideration to be paid or exchanged for such securities in the proposed transaction.  If the proposed transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses if such securities are sold, transferred, or exchanged for securities or cash, the value of which is less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.  In addition, a security to be issued in a merger or similar transaction may be sold short by the Fund in the expectation that the short position will be covered by delivery of such security when issued.  If the merger or exchange offer is not consummated, the Fund may be forced to cover its short positions at a higher price that its short sale price, resulting in a loss.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Mortgage-backed and mortgage-related securities risk – The risk of investing in mortgage-related and other asset-backed securities include interest rate risk, extension risk, and prepayment risk.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility.  This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  There may also exist legal and documentation risk related to mortgage defaults.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected.  This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates.  This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market.  This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund.  Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

Non-diversification risk – The Fund is “non-diversified.” As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”).  Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Portfolio turnover risk – The Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.  Preferred stocks may pay fixed or adjustable rates of return.  Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments.  When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively.  A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.  The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.  Investment in REITs may be affected by the management skill of the persons managing the REIT.  The Fund will bear a proportional share of the REITs’ expenses.

Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund.  For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Reverse repurchase agreement risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.  These events could also trigger adverse tax consequences to the Fund.  Furthermore, reverse repurchase agreements involve the risks that:  (i) the interest income earned in the investment of the proceeds will be less than the interest expense; (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is not obligated to repurchase; and (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them.  In addition, the use of reverse repurchase agreements may be regarded as leveraging.

Risk arbitrage securities and distressed companies – Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company.  Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy.  The actual transaction may not be completed on the terms or within the time frame originally contemplated, if at all, resulting in losses.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do.  This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Restricted securities risk – Restricted securities may be illiquid.  The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss.  In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A securities risk – Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance.  The financial services sector is affected by general economic conditions and legal, cultural or technological developments.  When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent.  The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition.  Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation.  The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Servicer risk – Floating rate loans are typically structured and administered by a financial institution that acts as an agent for the holders of the loan.  In the event of the insolvency of an agent bank, a loan could be subject to settlement risk, as well as, the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price.  The Fund may also enter into a short derivative position through a futures contract or swap agreement.  If the price of the security or derivative decline, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party.  Therefore, the losses could be greater than the actual cost of the investment.  Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.  For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Standby commitment agreements risk – Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it.  These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security.  In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.  The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above).  There can be no assurance that the investment objective of the Subsidiary will be achieved.  The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act.  However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Fund’s Adviser and sub-adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information  and could affect the Fund.

Tax risk – The Internal Revenue Service (“IRS”) has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.  Any income derived from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund’s gross income.  Failure to qualify as a RIC, subjects a fund to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders.  When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  Failure to qualify as a RIC would subject Fund shareholders to federal income tax, to the risk of diminished returns.

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Thinly traded securities risk – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.  If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation.  The inflation-protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer from losses during time of economic stress or illiquidity.

Underlying Funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the Sub-Adviser’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association (“Fannie Mae”); (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Fannie Mae, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.  In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA.  The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.  Thus, investments in warrants may involve substantially more risk than investments in common stock.  Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Curian Capital, LLC (“Curian Capital” or the “Adviser” or the “Administrator”), 7601 Technology Way, Denver, Colorado 80237, is the investment adviser and administrator to the Trust and provides the Trust with professional investment supervision and management.  Curian Capital was registered as an investment adviser with the SEC in 2002 and has been serving as the sponsor and investment adviser to the Curian separately managed account program since 2003.  As of December 31, 2011, Curian Capital had approximately $[__] billion of assets under management.  In connection with serving as adviser to the Curian Capital separately managed account platform, Curian Capital oversees numerous model managers who manage specific investment strategies within the program.  As Adviser to the Funds, Curian Capital will oversee the investments of the Funds, including overseeing the management of the Funds by the Sub-Advisers and recommending changes to the Sub-Advisers if appropriate.

The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Jackson National Asset Management, LLC (“JNAM”), the sponsor and investment adviser for the JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust, which are in the same group of investment companies as the Trust.

A discussion of the basis for the Board of Trustees’ approval of the advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to shareholders.

Advisory Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  The Curian Guidance –Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Institutional Alt 100 Fund will each indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The AF Feeder Fund charges the advisory fee disclosed in the table below.  The AF Master Fund charges a separate advisory fee.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
Curian Guidance – Maximize Income Fund	All Assets	0.20%
Curian Guidance – Balanced Income Fund	All Assets	0.20%
Curian Guidance – Rising Income Fund	All Assets	0.20%
Curian Guidance – Moderate Growth Fund	All Assets	0.20%
Curian Guidance – Maximum Growth Fund	All Assets	0.20%
Curian Guidance – Tactical Moderate Growth Fund	All Assets	0.20%
Curian Guidance – Tactical Maximum Growth Fund	All Assets	0.20%
Curian Guidance – Institutional Alt 65 Fund	All Assets	0.20%
Curian Guidance – Institutional Alt 100 Fund	All Assets	0.20%
Curian Tactical Advantage 35 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Tactical Advantage 60 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Tactical Advantage 75 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Dynamic Risk Advantage – Diversified Fund	$0 to $1 billion Over $1 billion	0.95% 0.90%
Curian Dynamic Risk Advantage – Aggressive Fund	$0 to $1 billion Over $1 billion	0.95% 0.90%
Curian Dynamic Risk Advantage – Income Fund	$0 to $1 billion Over $1 billion	0.95% 0.90%
Curian/American Funds Growth Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/AQR Risk Parity Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/Epoch Global Shareholder Yield Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/FAMCO Flex Core Covered Call Fund	$0 to $1 billion Over $1 billion	0.60% 0.55%
Curian/Franklin Templeton Natural Resources Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian/Invesco Balanced-Risk Commodities Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian/Nicholas Convertible Arbitrage Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/PIMCO Income Fund	$0 to $1 billion Over $1 billion	0.50% 0.45%
Curian/PineBridge Merger Arbitrage Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/The Boston Company Equity Income Fund	$0 to $1 billion Over $1 billion	0.55% 0.50%
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	$0 to $1 billion Over $1 billion	0.90% 0.85%

The following terms apply in connection with the Adviser’s contractual obligation to waive fees for the AF Feeder Fund, the Curian Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, the Curian Tactical Advantage 75 Fund, and the Curian Dynamic Risk Advantage – Income Fund.   For the AF Feeder Fund, the Adviser has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of the advisory fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  For each of the Curian Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, and the Curian Tactical Advantage 75 Fund, the Adviser has entered into a contractual agreement with each Fund under which it will waive 0.30% of its advisory fees.  For the Curian Dynamic Risk Advantage – Income Fund, the Adviser has entered into a contractual agreement with the Fund under which it will waive 0.35% of its advisory fees. There can be no assurance that the Adviser will continue to waive any of these fees following the period ending one year from the effective date of the registration statement of the Trust.

Sub-Advisory Arrangements

The Adviser selects contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust.  The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Adviser and the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser, implements such programs by purchases and sales of securities.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.
As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, have received an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At the initial shareholder meeting of the Trust held on [_______], 2011, the initial shareholder of all Funds approved this multi-manager structure.  [To Be Updated by Amendment]

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to Curian Capital (“Administrator”) an Administrative Fee of 0.20% of the average daily net assets of each Fund.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  Curian Capital has engaged its affiliate, Jackson Fund Services, a division of JNAM, as sub-administrator to the Funds (the “Sub-Administrator) to assist with all necessary administrative functions and services for the operation of the Funds, and is thus utilizing JNAM’s substantial experience as an administrator to mutual funds.  The Sub-Administrator is paid by the Administrator.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

DISTRIBUTION PLAN

All Funds of the Trust except the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Institutional Alt 100 Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”).  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.25% of the Fund’s average daily net assets, to be used to pay or reimburse distribution and administrative or other service expenses.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

JNLD (the “Distributor”), an affiliate of Curian Capital, is the distributor of the Funds.  The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.

INVESTMENT IN TRUST SHARES

Shares of the Trust may be sold to separate accounts (“Accounts”) of Jackson National Life Insurance Company (“Jackson”), 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York (“Jackson NY”), 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable insurance contracts and variable life insurance policies (“Contracts”); to qualified and unqualified retirement plans; and to other regulated investment companies.  The Accounts, through their various sub-accounts invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”).  There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The NAV per share of each Fund is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  Calculations of the NAV per share of each Fund may be suspended by the Trust’s Board of Trustees.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Adviser may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Sub-Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s NAV.  The Sub-Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s NAV calculation.  A significant event is one that can be expected materially to affect the value of such securities.  Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Sub-Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund.  Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing.  For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.  This does not apply to a money market Fund.

See the Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures.  The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the net asset values for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Institutional Alt 100 Fund are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above.  The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard.  The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income or excise taxes.  The interests in each Fund are owned by one or more separate accounts of Jackson and Jackson NY that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the Curian Variable Series Trust, which are regulated investment companies under Subchapter M of the Code.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders for buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY.  The Sub-Advisory Agreements require the Funds to be operated in compliance with these diversification requirements.  The Sub-Advisers may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.  See the SAI for more specific information.

FINANCIAL HIGHLIGHTS

The Board of Trustees has selected KPMG LLP, an independent registered public accounting firm, as the Trust’s independent auditors.  Because the Funds have not yet commenced operations, financial performance information is not provided for the Funds.

PROSPECTUS

[March 1, 2012]

CURIAN VARIABLE SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated March 1, 2012, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the Curian Variable Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-____

The Information In the Statement of Additional Information Is Not Complete And May Be Changed.  We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective.  This Statement of Additional Information Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.
STATEMENT OF ADDITIONAL INFORMATION

[March 1, 2012]

CURIAN VARIABLE SERIES TRUST

This Statement of Additional Information (“SAI”) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Curian Variable Series Trust Prospectus dated [March 1, 2012] (“Prospectus”).  Not all Funds described in this SAI may be available for investment in each variable annuity contract offered by Jackson National Life Insurance Company (“JacksonSM”) or Jackson National Life Insurance Company of New York (“Jackson NYSM”).  Because the Funds have not yet commenced operations, financial performance information is not provided for the Funds.  The Prospectus, SAI and Annual/Semi-Annual Reports may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Shareholder Communications with Trustees

Shareholders of the Funds can communicate directly with the Board of Trustees (“Trustees”) by writing to the Chair of the Board, David W. Agostine, c/o Curian Variable Series Trust, 7601 Technology Way, Denver, Colorado 80237.  Shareholders can communicate directly with an individual trustee by writing to that trustee c/o Curian Variable Series Trust, 7601 Technology Way, Denver, Colorado 80237.  Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

TABLE OF CONTENTS

I.	General Information and History	2
II.	Master Feeder Structure	2
III.	Common Types of Investments and Management Practices	3
IV.	Certain Investment Strategies and Risks Applicable to the Feeder Funds	36
V.	Investment Restrictions	46
VI.	Trustees and Officers of the Trust	53
VII.	Principal Holders of the Trust’s Shares	59
VIII.	Investment Adviser, Sub-Advisers and Other Service Providers	60
IX.	Disclosure of Portfolio Information	96
X.	Purchases, Redemptions and Pricing of Shares	98
XI.	Description of Shares; Voting Rights; Shareholder Inquiries	100
XII.	Taxation	101
XIII.	Financial Statements	104
	Appendix A – Ratings of Investments	A-1

I.           GENERAL INFORMATION AND HISTORY

The Curian Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated September 7, 2011.  The Trust offers shares in separate Funds, each with its own investment objective.

II.           MASTER FEEDER STRUCTURE

Certain Funds operate as a “feeder” fund (each a “Feeder Fund”).  A “Feeder Fund is a fund that does not buy investment securities directly; instead, each Feeder Fund invests in a single registered investment company referred to as a “Master Fund.”  The Master Fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions is the same as its corresponding Master Fund.  Currently, only one Fund, the Curian/American Funds Growth Fund, operates as a Feeder Fund (the “AFIS Feeder Fund”).  It invests in the Growth FundSM, a series of American Funds Insurance Series (“AFIS Master Fund”).  This structure differs from the other Trust series and other investment companies that invest directly in securities and are actively managed.

Under the master/feeder structure, the AFIS Feeder Fund may withdraw its investment in the AFIS Master Fund if the Board determines that it is in the best interest of the AFIS Feeder Fund and its shareholders to do so.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the AFIS Feeder Fund in another Fund, having the AFIS Feeder Fund’s investment adviser, Curian Capital, LLC (the “Adviser”), manage the AFIS Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.  Investment of the AFIS Feeder Fund’s assets in the AFIS Master Fund is not a fundamental investment policy of the AFIS Feeder Fund and a shareholder vote is not required for the AFIS Feeder Fund to withdraw its investment from the AFIS Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AFIS Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. SM

Information about the AFIS Master Fund and CRMC is provided with their permission and based on information provided by CRMC or derived from the AFIS Master Fund’s SAI.  The SAI for the AFIS Master Fund is delivered together with this SAI.

III.	COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES
(ALL FUNDS EXCEPT FEEDER FUNDS)

THIS SECTION III DESCRIBES COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES APPLICABLE TO ALL FUNDS EXCEPT THE FEEDER FUNDS.  ACCORDINGLY, ALL REFERENCES TO A “FUND” OR THE “FUNDS” IN THIS SECTION DO NOT INCLUDE THE FEEDER FUNDS.  A DESCRIPTION OF INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE FEEDER FUNDS (THROUGH INVESTMENT IN THE MASTER FUNDS) APPEARS UNDER THE HEADING “CERTAIN INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE FEEDER FUNDS” BEGINNING ON PAGE 36 OF THIS SAI.

This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management.  A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund’s investment objective(s) and policies described in the Prospectus and in this SAI.

Alternative Entity Securities.  Companies that are formed as limited partnerships, limited liability companies, business trusts, or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.  These companies may also issue bonds and other fixed-income type securities.

Asset-Backed Securities.  A Fund may invest in asset-backed securities, which include mortgage-backed securities.  Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, and commercial and residential mortgages and most are structured as pass-through securities.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  A Sub-Adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund.  Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates.  In the event of a prepayment during a period of declining interest rates, a Fund may be required to invest the unanticipated proceeds at a lower interest rate.  Prepayments during such periods will also limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Asset-backed securities may be classified as pass-through certificates or collateralized obligations.  Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets.  Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.  Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.  Such assets are most often trade, credit card or automobile receivables.  The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof.  Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided.  As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

If a Fund purchases an asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of an asset-backed security may decline when interest rates rise, the converse is not necessarily true.  As noted above, interest rate changes also affect prepayments, which in turn affect the yield on asset-backed securities.  For these and other reasons, an asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return.  Asset-backed securities may, at times, be illiquid securities.

Auction Rate Securities.  A Fund may invest in auction rate securities, which are debt instruments (corporate or municipal bonds) with long-term nominal maturity for which the interest rate is reset through a dutch auction.  Auction rate securities also refer to a preferred stock for which the dividend is reset through the same process.  In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent.  Based on the submitted bids, the auction agent will set the next interest rate by determining the lowest rate to clear the total outstanding amount of auction rate securities.  The lowest bid rate at which all the securities can be sold at par establishes the interest rate, otherwise known as the “clearing rate.”  This rate is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities.  Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period.  Auction rate security holders do not have the right to put their securities back to the issuer; as a result, no bank liquidity facility is required.  Auctions are typically held every 7, 28, or 35 days; interest on these securities is paid at the end of each auction period.  Certain types of auction rate securities will auction daily, with a coupon being paid on the first of every month.  Auction rate securities may have less liquidity than comparable debt and equity securities, and may be subject to changes in interest rates, including decreased interest rates.

While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities.  Auction rate securities may be subject to changes in interest rates, including decreased interest rates.  Failed auctions may impair the liquidity of auction rate securities.

Bank Loans, Term Loans, Fixed and Floating Rate Loans, and Participations and Assignments.  A Fund may invest in fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”).  Loans are typically variable-rate loans made by financial institutions to companies that are generally considered to have low credit quality.  Borrowers enter into these Loans to raise capital for a several reasons, including, recapitalizations, debt refinancing, or to make acquisitions.  Loans are called “floating-rate” because the interest paid on the loans adjusts periodically (usually every 30-90 days), based on changes in widely accepted reference rates, such as LIBOR plus a predetermined credit spread over the reference rate.  The Loans are typically classified as senior debt, and are usually collateralized by specific assets, like the borrower's inventory, receivables or property.  Loans are usually senior to bondholders, preferred stock holders and common stock holders in the borrower's capital structure.

Loans are arranged through private negotiations between a borrower and one or more lenders (financial institutions).  The lenders are represented by an agent(s) that is typically a commercial or investment bank (each an “Agent Bank,” and collectively, “Agent Banks”).  The Agent Bank originates the Loans and invites other parties (including the Funds) to join the lending syndicate.  Typically, one Agent Bank has the primary responsibility for documentation and administration of the Loan.  Agent Banks are also responsible for negotiating the Loan agreement (“Agreement”), which establishes the terms and conditions of the Loan and the rights of the borrower and lenders.  The Funds rely on the Agent Banks to collect payments of principal and interest on the Loans.  Loan ownership interests are evidenced by the Agreements.  Loans are similar to derivative instruments and private placements; there are no share certificates or notes evidencing ownership.

A Fund may also invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”).  Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower.  A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower.  In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation.  As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.  In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.  A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the Sub-Adviser to be creditworthy.  When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

A Fund may have difficulty disposing of Assignments and Participations, because the market for certain instruments may not be highly liquid, such instruments may be resold only to a limited number of institutional investors.  The lack of a highly liquid secondary market for certain Assignments and Participations may have an adverse impact on the value of such instruments and may have an adverse impact on a Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, or a change in market conditions.  The Funds currently treat investments in Participations and Assignments as liquid securities, however, certain Assignments and Participations may be illiquid characteristics, and may be reviewed for liquidity by the Funds’ Sub-Advisers in accordance with guidelines established by the Trust’s Board of Trustees.

Bank Capital Securities.  The Funds may invest in bank capital securities.  Bank capital securities are issued by banks to help fulfill their regulatory capital requirements.  There are three common types of bank capital:  Lower Tier II, Upper Tier II and Tier I.  Bank capital is generally, but not always, of investment grade quality.  Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock.  Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature.  This means that under certain conditions, the issuer bank can withhold payment of interest until a later date.  However, such deferred interest payments generally earn interest.  Tier I securities often take the form of trust preferred securities.

Bank Obligations.  A Fund may invest in bank obligations, which include certificates of deposit, bankers’ acceptances, and other short-term debt obligations.  Certificates of deposit are short-term obligations of commercial banks.  Certificates of deposit may be purchased through broker-dealers.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.  Certificates of deposit may have fixed or variable rates.  The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Borrowing and Lending.  A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets.  To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.  Notwithstanding the foregoing, the Curian/AQR Risk Parity Fund, the Curian/Nicholas Convertible Arbitrage Fund, the Curian/PIMCO Income Fund, the Curian/PineBridge Merger Arbitrage Fund, and the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund may pledge their net assets as collateral to secure the short sales inherent in its investment strategy.  The Funds may borrow for investment purposes to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”).

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.”  A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.  A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects.  In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price.  A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.  Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund.  As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings.  Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

Brady Bonds.  A Fund may invest in Brady Bonds.  Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady (“Brady Plan”).  Brady Plan debt restructurings have been implemented in a number of countries, including:  Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds do not have a long payment history.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter (“OTC”) secondary market.  Brady Bonds are not considered to be U.S. Government securities.  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.  Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted to at least one year’s interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter.  Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.  Brady Bonds are often viewed as having three or four valuation components:  (1) the collateralized repayment of principal at final maturity; (2) the collateralized interest payments; (3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.  There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

Investments in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

Cash Position.  A Fund may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds.  For temporary, defensive purposes, and where purchases and redemptions (cash-flows) require a Fund may invest without limitation in such securities.  This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, rebalances, and serves as a short-term defense during periods of unusual market volatility.

Collateralized Debt Obligations.  A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as, aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are limited to the following:  (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”).  A Fund may invest in CMOs, which are debt obligations of legal entities that are collateralized by mortgages and divided into classes.  Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis.  CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the Federal Home Loan Mortgage Corporation (“FHLMC”), or the Federal National Mortgage Association (“FNMA”), and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments.  Actual maturity and average life will depend upon the pre-payment experience of the collateral.  In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates.  Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”).  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third party trustee as security for the Bonds.  Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The Series A, B, and C Bonds all bear current interest.  Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off.  When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently.  CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common.  For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates.  Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.  PACs generally require payments of a specified amount of principal on each payment date.  PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes.  Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated

maturities and final distribution dates within a range of actual prepayment experience.  These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate investors.  If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.  Consistent with a Fund’s investment objectives and policies, the Fund may invest in various tranches of CMO bonds, including support bonds.

Commercial Paper.  A Fund may invest in commercial paper.  Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.  Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

Commodities, Commodities Futures, and Commodity-Linked Notes.  Certain of the Funds may invest directly in commodities, such as gold or silver.  Certain of the Funds may invest in commodity futures, which are futures agreements on certain commodities or on a commodities index.  Certain of the Funds may also invest in swaps on commodity futures, and/or commodity-linked notes.  Like any other investment, commodities are subject to risk of loss, and the prices and values of commodities move with market and economic conditions.

Besides investment risk, investments in commodities and commodities futures are limited by their tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).  For example, neither the direct purchase or sale of commodities nor the purchase or sale of commodity futures contracts generate “qualifying income” for a regulated investment company under Section 851(b)(2) of the Code.  However, the Internal Revenue Service has held that certain commodity-linked notes could generate regulated investment companies qualifying income.

A commodity-linked note requires an initial investment by the Fund and provides a return based on a formula referenced to a commodity index or specific commodity.  The Funds will typically invest in commodity-linked notes referenced to a particular commodity index.  At maturity, the issuer repays the initial investment to the Fund, plus a return, if any, based on the percentage change increase or decrease (sometimes magnified by a "leverage factor”) of the referenced index or commodity during the investment's term.  Typically, the issuer is also required to repay or retire the instrument before maturity if the index or commodity declines by a certain amount.  For example, a 15% decline in the referenced commodities index would trigger repayment.  Although these features may moderate a Fund’s exposure to the relevant commodity index or commodity, they do not prevent the Fund from loss if the referenced commodities index or commodity underperforms.  A Fund may lose money investing in commodity-linked notes.

The Curian/AQR Risk Parity Fund, the Curian/Invesco Balanced-Risk Commodities Fund, the Curian Dynamic Risk Advantage – Diversified Fund, and the Curian Dynamic Risk Advantage – Aggressive Fund may invest in commodity-linked notes, swaps on commodity futures, and other commodity derivatives.

Common Stocks.  Common stock generally takes the form of shares in a corporation.  The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services.  A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.  The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock.  For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.  Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.  Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks.  The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.  Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer.  In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Funds’ Prospectuses and this SAI.  Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees.  The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Convertible and Exchangeable Securities.  Each Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.  A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation.  In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions.  The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset.  However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value.  If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value.  A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”).  The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments.  The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index.  Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component.  For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security.  Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when believed that such a combination may better achieve a Fund’s investment objective.  A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately.  For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security.  Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost.  Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes.  Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks.  Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.

Corporate Bonds.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  When interest rates rise, the value of corporate debt securities can be expected to decline.  Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Custodial Receipts and Trust Certificates.  The Funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee.  The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Funds may invest.  The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities law purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee.  As a holder of custodial receipts and trust certificates, the Funds will bear its proportionate share of the fees and expenses charged to the custodial account or trust.  The Funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the Funds would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Funds could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate.  Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios.  Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed-income instruments and may present greater potential for capital gain or loss.  The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments.  In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist.  In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.  At times, custodial receipts and trust certificates may be considered illiquid securities.

Depositary Receipts. American Depositary Receipts (“ADRs”) typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depositary receipts may or may not be denominated in the same currency as the underlying securities which they represent.

Depositary receipts may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program.  To the extent a Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

Depositary receipts involve many of the same risks as direct investments in foreign securities, described herein.

Derivative Instruments.  A Fund may, but is not required to, use derivative instruments for risk management purposes and as a part its investment strategies.  Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities or related indices.  Derivative instruments allow a Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.

Derivative instruments may be used for “hedging,” which means that they may be used when the sub-adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors.  Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of a Fund’s portfolio investments and/or enhance total return.  However, derivative instruments are used, their successful use is not assured and will depend upon the sub-adviser’s ability to gauge relevant market movements.

Diversification.  Certain of the Funds are diversified companies, as such term is defined under the 1940 Act.  A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by the following:

•	Cash and cash items (including receivables);
•	Government securities;
•	Securities of other investment companies; and
•	Other securities limited in respect to any one issuer to not more than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

These percentage limitations are measured at the time that a Fund acquires a security, and a Fund will not lose its diversification status if the Fund’s holdings exceed these percentages because of post-acquisition changes in security prices.

Equity-Linked Derivatives.  Equity-linked derivatives (“Equity-Linked Derivatives”) are interests in a securities portfolio designed to replicate the composition and performance of a particular index.  Equity-Linked Derivatives are exchange traded.  The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives.  Examples of such products include S&P Depositary Receipts (“SPDRs”), World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”) and Optimized Portfolios As Listed Securities (“OPALS”).  Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track.  There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index.  Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies.  See “Investment Companies” herein.

Equity Swaps.  Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.  The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer.  The counterparty generally will agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities.  The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities.  Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the Fund on the notional amount.

A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of an equity swap contract or periodically during its term.  Equity swaps do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made.  If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund will not treat them as being subject to the Fund’s borrowing or senior security restrictions.

Event-Linked Bonds.  A Fund may invest in event-linked bonds, which are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon.  They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities.  If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond.  If no trigger event occurs, the Fund will recover its principal plus interest.  For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  An extension of maturity may increase volatility.  Event-linked bonds also may expose a Fund to certain unanticipated risks including issuer (credit) risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risks.

Event-linked bonds are a relatively new type of financial instrument.  As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop.  Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.  Event-linked bonds are typically rated, and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Exchange-Traded Funds.  Investments in investment companies may include shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results generally corresponding to a securities index.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility.  Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by each Fund.  Moreover, a Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Fixed-Income Securities.  A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund.  In general, fixed-income securities represent a loan of money by the purchaser to the issuer.  A fixed-income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time or at a specified date, called “maturity.”  The security issuer typically must meet its obligations associated with its outstanding fixed-income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed-income securities to maintain certain measures of financial condition.  Bonds, notes and commercial paper are typical types of fixed-income securities, differing in the length of the issuer’s repayment schedule.

The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer.  The value of fixed-income securities generally rises when interest rates fall, and fall when interest rates rise.  Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

Adjustable and Floating Rate Obligations.  A Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds.  The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security’s interest rate is tied.  The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days’ notice.  See also the discussion of “Variable Rate Securities” below.

Foreign Currency Transactions.  A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options, forward currency contracts, foreign currency futures contracts, and related options (see “Futures, Options, and Derivative Instruments” in the Additional Risk Considerations section herein), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts.  A Fund may engage in these transactions for a number of reasons, including, to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, to gain exposure to certain countries, and to enhance return.  A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.  Such transactions may be effected on non-U.S. dollar denominated instruments owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund.

A forward foreign currency contract is an obligation to purchase or sell a specific currency or multinational currency unit at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract), which is individually negotiated and privately traded by currency traders and their customers in the interbank market.  A Fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.  Forward currency contracts may also be cash settled, and a Fund may not actually deliver or take delivery of a foreign currency.  Closing transactions with respect to forward contracts are usually effected with the counter-party to the original forward contract.

Although the Commodity Futures Trading Commission (“CFTC”) does not currently regulate these contracts, it may in the future assert such regulatory authority.  In such event, a Fund’s ability to utilize forward contracts in the manner set forth above may be restricted.  Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.  Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities that are denominated in a particular currency and currencies bought or sold in the forward contracts entered into by a Fund.  This imperfect correlation may cause a Fund to sustain losses that will prevent a Fund from achieving a complete hedge or expose a Fund to risk of foreign exchange loss.

Forward foreign currency contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to gain exposure to a particular foreign currency or currencies as a part of its investment strategy.  Although forwards used for hedging purposes are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.  Forwards may be used to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and a Fund might be expected to enter into such contracts under the following circumstances:

Lock In.  When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge.  If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of a Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge.  If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the Sub-Adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar.  In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract.  The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

Proxy Hedge.  A Fund might choose to use a “proxy” hedge, which may be less costly than a direct hedge.  In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated.  Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding.  This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Foreign Securities. A Fund may invest in foreign securities.  Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities.  These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs).  Such investments increase a Fund’s diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value).  In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees.  Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

Currency Risk.  The value of the Fund’s foreign investments will be affected by changes in currency exchange rates.  The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk.  The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces.  Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.

Regulatory Risk.  Foreign companies are not registered with the U.S. Securities and Exchange Commission (“SEC”) and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities.  Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies.  Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

Market Risk.  The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets.  As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities.  Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions.  There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.  In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risk of Developing (Emerging Market) Countries. Certain of the Funds may invest in securities of developing (emerging market) countries, including foreign markets.   While subject to reasonable interpretation, developing countries are generally those countries which are not included in the MSCI World Index.  Each Fund considers various factors when determining whether a company is in a developing country, including whether: (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an OTC market, in a developing country.  Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general.  A number of developing countries restrict, to varying degrees, foreign investment in stocks.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries.  A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.  Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility.  There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments,

Futures and Options.  Futures contracts are often used to manage risk because they enable the investor to buy or sell an asset in the future at an agreed upon price.  Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future.  A Fund may buy and sell futures contracts (and options on such contracts or swaps on futures) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets.  A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities.  A Fund may buy or sell “regulated” futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign OTC or inter-dealer markets.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund’s total return; and the potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.  These instruments may also be used for non-hedging purposes such as increasing a Fund’s income.

The Funds' use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act of 1936, as amended (“CEA”) and, therefore, the Funds are not subject to registration or regulation as commodity pool operators under that Act.  Such exemption is filed with the National Futures Association (“NFA”).

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).

High-Yield Bonds and Securities of Distressed Companies.  Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds are described as “speculative” by Moody’s, S&P and Fitch.  Investment in lower rated corporate debt securities (“high-yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.  Securities of distressed companies include both debt and equity securities.  High-yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Issuer of high-yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful.  Analysis of the creditworthiness of issuers of debt securities that are high-yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High-yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.  The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high-yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds, by investing in such securities, may incur additional expenses to seek recovery of their respective investments.  In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.  The Sub-Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high-yield and distressed company securities are traded may be less liquid than the market for higher grade securities.  Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high-yield or distressed company security, and could adversely affect the daily net asset value of the shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield and distressed company securities, especially in a thinly-traded market.  When secondary markets for high-yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.  The Sub-Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.

The use of credit ratings as the sole method of evaluating high-yield securities and debt securities of distressed companies can involve certain risks.  For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security.  Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.  The Sub-Adviser does not rely solely on credit ratings when selecting debt securities for a Fund, and develops its own independent analysis of issuer credit quality.  If a credit rating agency changes the rating of a debt security held by a Fund, the Fund may retain the security if the Sub-Adviser deems it in the best interest of shareholders.

Hybrid Instruments.  A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument.  Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index.  Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Illiquid Securities. A Fund may hold illiquid investments.  Illiquid investments are generally investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the price at which they are valued.  Illiquid investments generally include: repurchase agreements with remaining maturities in excess of seven days; securities for which market quotations are not readily available; certain loan participation interests; fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits); and restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933, as amended (“1933 Act”)) not determined to be liquid in accord with guidelines established by the Trust’s Board of Trustees; OTC options and derivative instruments, and, in certain instances, their underlying collateral.  See the description of the Funds’ investment restrictions herein for more information about the Funds’ policies with respect to investments in illiquid securities.

Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds’ shares.

Each Fund may invest up to 15% of its net assets in securities that are illiquid.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices.  A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

Inflation-Indexed Bonds.  A Fund may purchase inflation-indexed bonds.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time.  The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury (typically referred to as “TIPS”) have maturities of five (5), ten (10), and thirty (30) years, although it is anticipated that securities with other maturities may be issued in the future.  The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price Index (“CPI”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Initial Public Offerings (“IPOs”).  The Funds may purchase securities in IPOs.  These securities are subject to many of the same risks as investing in companies with smaller market capitalizations.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.  The prices of securities sold in IPOs may be highly volatile.  At any particular time, or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund.  In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs.  Similarly, as the number of Funds which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease.  The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.  Investments in IPOs may have a disparate impact on a small fund.  In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Installment Receipts.  Installment receipts are viewed as new issues of stock sold with the obligation that buyers will pay the issue price in a series of installment payments instead of one lump sum payment.  The buyer usually pays a deposit upon settlement, normally one-half the issue price of the shares, with the balance to be paid in one year.

Investment Companies.   A Fund may invest in other investment companies, including other Funds of the Trust, to the extent permitted under the 1940 Act, including unaffiliated money market funds.  A Fund may invest cash balances in shares of investment companies, including other Funds of the Trust, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

A Fund may also invest, without limitation, in affiliated and unaffiliated money market funds in accordance with Rule 12d1-1 under the 1940 Act (see “Cash Position”).

Mortgage-Related Securities.  A Fund may invest in mortgage-related securities.  Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial bankers and others.  Pools or mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.  The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year.  The mortgages underlying the securities may also reflect credit quality differences (e.g. sub-prime mortgages).  Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by a Fund are passed through to the Fund.  This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum.  Unscheduled prepayments of principal shorten the securities’ weighted average life and may raise or lower their total return.  (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund.

This principal is returned to the Fund at par.  As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments.  Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments.).  The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.  In the case of privately-issued mortgage-related and asset-backed securities, the Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Mortgage Dollar Rolls and U.S. Treasury Rolls. A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction.  At the time a Fund enters into a “covered roll,” it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.  In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

In a U.S. Treasury roll, a Fund sells U.S. Treasury securities and buys back “when issued” U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the “when issued” U.S. Treasury security.  A Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio.  During the period before the settlement date of a U.S. Treasury roll, the Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date.  A Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement.  However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

Municipal Bonds. A Fund may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, including Build America Bonds.  Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009 (the “Recovery Act”), which authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds.  State and local governments may receive a direct federal subsidy payment for a portion of their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investors.  The state or local government issuer can elect to either take the federal subsidy or pass the 35% tax credit along to bondholders.  The Fund’s investments in Build America Bonds will result in taxable income and the Fund may elect to pass through to shareholders the corresponding tax credits.  Build America Bonds involve similar risks as Municipal Bonds, including credit and market risk.  In particular, should a Build America Bond’s issuer fail to continue to meet the applicable requirements imposed on the bonds as provided by the Recovery Act, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer’s ability to make scheduled interest payments.  They are intended to assist state and local governments in financing capital projects at lower borrowing costs and are likely to attract a broader group of investors than tax-exempt Municipal Bonds.  For example, taxable funds may choose to invest in Build America Bonds.  Although Build America Bonds were only authorized for 2009 and 2010, the program may result in reduced issuance of tax-exempt Municipal Bonds.  The Obama administration and Congress are considering a wide variety of proposals to extend or modify the Build America Bonds program, including changes that would make it permanent, reduce the amount of subsidy, and allow proceeds to be used for certain private, non-municipal activities or for refinancing capital expenditures.  The Build America Bond program expired on December 31, 2010, at which point no further issuance was permitted, unless the program is renewed by Congress at a future date.  As of October 5, 2011, there is no indication that Congress will renew the program.

Participations and Assignments.  A Fund may invest in fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”).  A Fund may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”).  Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower.  A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower.  In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation.  As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.  In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.  A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the Sub-Adviser to be creditworthy.  When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

A Fund may have difficulty disposing of Assignments and Participations, because the market for certain instruments may not be highly liquid, such instruments may be resold only to a limited number of institutional investors.  The lack of a highly liquid secondary market for certain Assignments and Participations may have an adverse impact on the value of such instruments and may have an adverse impact on a Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, or a change in market conditions.  The Funds currently treat investments in Participations and Assignments as liquid securities, however, certain Assignments and Participations may be illiquid characteristics, and may be reviewed for liquidity by the Funds’ Sub-Advisers in accordance with guidelines established by the Trust’s Board of Trustees.

Passive Foreign Investment Companies. A Fund may purchase the securities of passive foreign investment companies.  A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income.  In addition to bearing their proportionate share of the Trust’s annual operating expenses, shareholders will also indirectly bear similar expenses of such investment companies.

Portfolio Turnover.  A Fund may engage in short-term transactions if such transactions further its investment objective.  A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains.  The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities.  Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests.  Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Precious Metal-Related Securities.  Certain Funds may invest in the equity securities of companies that explore for, extract, process or deal in precious metals, i.e., gold, silver and platinum, and in asset-based securities indexed to the value of such metals.  Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability.  Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods.  In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies which, in turn, may affect adversely the financial condition of such companies.

Certain Funds may also invest in exchange-traded funds, debt securities, preferred stock or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some precious metals such as gold bullion.  These securities are referred to herein as “asset-based securities.”  While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements.  Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset.  The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even at relatively nominal rates).  As an example, assume gold is selling at a market price of $300 per ounce and an issuer sells a $1,000 face amount gold-related note with a seven year maturity, payable at maturity at the greater of either $1,000 in cash or the then market price of three ounces of gold.  If at maturity, the market price of gold is $400 per ounce, the amount payable on the note would be $1,200.  Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related.  In such instance, because a Fund presently does not intend to invest directly in natural resource assets, the Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Preferred Stock.  Each Fund may invest in preferred stock.  Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return.  Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Private Placements.  A Fund may invest in “Private Placements,” which are securities exempt from registration under the 1933 Act, and state securities laws.  Private Placements are typically offered to institutional investors, such as the Funds, and are used by the companies offering such securities to raise capital.  Private Placements may be debt or equity securities.  There is generally no secondary market for Private Placement securities, and as such, Private Placements are generally treated as illiquid securities and subject to limitations on investments in illiquid securities (see “Illiquid Securities” herein).  Many companies issuing Private Placements are unseasoned companies and Private Placements involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited financial resources.  There is no guarantee that securities issued through Private Placements will retain their value, and a Fund could lose money investing in such securities.

Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate.  If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders.  REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents.  Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments.  Hybrid REITs hold both ownership and mortgage interests in real estate.

Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors.  These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act.  Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Repurchase Agreements and Reverse Repurchase Agreements.  A Fund may invest in repurchase or reverse repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand.  This technique offers a method of earning income on idle cash.  A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security.  A Fund will only enter into repurchase agreements that are fully collateralized.  For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects:  (1) the agreement has no set maturity, but instead matures upon 24 hours’ notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement.  In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price.  Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

Rule 144A Securities and Section 4(2) Paper.  Rule 144A securities and Section 4(2) Paper are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A and Section 4(2) of the 1933 Act and state securities laws.  Rule 144A and Section 4(2) permit certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act.  The Sub-Advisers, under the supervision of the Board and in accordance with guidelines approved by the Board, will consider whether securities purchased under Rule 144A and/or Section 4(2) are illiquid and thus subject to the Funds’ restriction on investment in illiquid securities.  Determination of whether a Rule 144A or Section 4(2) security is liquid or not is a question of fact.  In making this determination the Sub-Advisers may consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A or Section 4(2) security.  In addition, the Sub-Advisers may also consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).  The Sub-Advisers will also monitor the liquidity of Rule 144A and Section 4(2) securities and, if as a result of changed conditions, the Sub-Advisers determines that a Rule 144A or Section 4(2) security is no longer liquid, the Sub-Advisers will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities.  Investing in Rule 144A or Section 4(2) securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Securities Lending.  The Fund’s Board of Trustees has approved each Fund’s participation in a securities lending program.  Under the securities lending program, the Funds have retained JPMorgan Chase Bank, N.A. to serve as the securities lending agent.  JPMorgan Chase Bank, N.A. also serves as the Funds’ custodian.  A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned.  The Funds’ Board of Trustees will periodically review information on the Funds’ securities lending program.

Lending portfolio securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.  The borrower of a Fund’s portfolio securities must deposit acceptable collateral with the Fund’s custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends.  Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines.

A Fund may reinvest any cash collateral in money market investments or other investments subject to guidelines approved by the Adviser and the Board of Trustees.  The cash collateral investments are not guaranteed, and may lose money.  A Fund retains authority to terminate any of its loans at any time.  A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund’s interest.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The net securities lending revenue is shared by the lending agent and the Funds.  The Funds retain 100% of their portion after the split.  The securities lending revenue “split” between the Funds and the lending agent was determined based on the Adviser’s review of competitive industry information.  The Adviser and the Funds’ Board will periodically review the “split” between the lending agent and the Funds.

Short Sales.  Certain of the Funds may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments.  A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Funds may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities.  Frequently, a risk arbitrage strategy involves the short sale of a security.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Sub-Adviser determines to be liquid and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security.  A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.  The Funds will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder.  To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Short-Term Corporate Debt Securities.  A Fund may invest in short-term corporate debt securities.  These are non-convertible corporate debt securities (e.g., bonds, debentures or notes) which have one year or less remaining to maturity.  Short-term corporate debt securities may have fixed, variable, or floating rates.

Short-Term Funding Agreements.  Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”).  Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company.  The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate.  These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more.  Generally, there is no active secondary market in short-term funding agreements.  Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments.  To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

Standard & Poor’s Depository Receipts (“SPDRs”).  SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index.  The SPDR Trust is sponsored by a subsidiary of the American Stock Exchange.  SPDRs may be used for several reasons including but not limited to facilitating the handling of cash flows or trading or reducing transaction costs.  The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.  SPDRs are commonly referred to as ETFs.

Stripped Mortgage-Backed Securities (“SMBS”).  A Fund may purchase SMBS, which may be considered derivative mortgage-backed securities.  SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Structured Products.  The Funds may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives.  For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract.  Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark.  An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level.  Such a structured product would be a combination of a bond and a call option on oil.

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return.  Structured products may not bear interest or pay dividends.  The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product.  Under certain conditions, the redemption value of a structured product could be zero.  Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product.  These risks may cause significant fluctuations in the net asset value of the Fund.

Credit-Linked Securities.  Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high-yield or other fixed-income markets.  For example, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high-yield markets and/or to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security.  However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.  For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based.  If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation.  This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust.  A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk.  It is expected that the securities will be exempt from registration under the 1933 Act.  Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes.  Certain structured products may provide exposure to the commodities markets.  These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments.  Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics.  A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.  The Funds will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Structured Notes and Indexed Securities.  Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof).  The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note.  Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.  The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital.  Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator.  Therefore, the value of such notes and securities may be very volatile.  Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator.  Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.  To the extent a Fund invests in these notes and securities, however, the Sub-Adviser analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act.  As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Supranational Agency Securities.  A Fund may invest in securities issued or guaranteed by certain supranational entities, such as the International Development Bank or International Monetary Fund.

Special Situations.  A Fund may invest in “special situations.”  A special situation arises when, in the opinion of the Fund’s Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Swap Agreements.  A Fund may enter into interest rate, total return, credit default, indices (including but not limited to credit default, commercial mortgage-backed securities and other similar indices), spread-lock, credit-linked notes (with embedded swaps) and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements.  Each Fund may also enter into options on swap agreements and other types of swaps agreements.  These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.  In addition, the Fund may enter into such transactions to manage certain risks and to implement investment strategies in a more efficient manner.  Swap agreements are typically two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  Forms of swap agreements include interest rate “caps,” under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate “floors,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate “collars,” under which a party sells a “cap” and purchases a “floor” or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (“net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty may be covered by the segregation of assets (or review of “cover”) determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio.  The Fund may also collateralize the net amounts under a swap agreement by delivering or receiving cash and securities if exposures exceed certain minimum thresholds.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the 1940 Act’s restriction concerning issuance by a Fund of senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective of total return will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are primarily two party contracts and because they may have remaining terms of greater than seven days, swap agreements may be construed to be illiquid.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.  Certain restrictions imposed on the Fund by the Code may limit the Fund’s ability to use swap agreements.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value.  In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, in applying certain of the Funds’ investment policies and restrictions the Fund will generally value the credit default swap at its notional amount but may value the credit default swap at market value for purposes of applying certain of the Funds’ other investment policies and restrictions and for calculating NAVs.  The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

A Fund may enter into credit default swap agreements.  The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred.  If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation.  A Fund may be either the buyer or seller in a credit default swap transaction.  If a Fund is a buyer and no event of default occurs, the Fund will lose its investment (premium payment) and recover nothing.  However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value.  As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event.  If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation.  Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Trade claims.  Certain Funds may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed.  Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments.  For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer’s financial position improve.  Trade claims are generally liquid, as there is a secondary market.  An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation.  Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws.  Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors.  At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.

Trust Preferred Securities.  The Funds may invest in trust preferred securities.  Trust preferred securities have the characteristics of both subordinated debt and preferred stock.  Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company.  The financial institution creates the trust and owns the trust’s common securities.  The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution.  The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.  The trust uses the funds received to make dividend payments to the holders of the trust preferred securities.  The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer.  Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value.  Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution.  The market value of trust preferred securities may be more volatile than those of conventional debt securities.  Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale.  There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings.  In identifying the risks of the trust preferred securities, the Sub-Adviser will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities.  If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

Unseasoned Issuers.  Investments in the equity securities of companies having less than three (3) years’ continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources.  As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. Government Obligations.  Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds.  Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity.  Obligations of certain agencies and instrumentalities of the U.S. Government, such as the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the FNMA, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality.  Securities of U.S. Government agencies and instrumentalities may, in certain circumstances, be treated as U.S. Government securities.  The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although many types of U.S. Government securities may be purchased by the Funds, such as those issued by the FNMA (“Fannie Mae”), FHLMC (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.  In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA.  The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

Variable Rate Securities.  Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations.  The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

A Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades.  The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate.  The interest rate on a floater resets periodically, typically every six months.  While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well.  A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

A Fund may also invest in inverse floating rate debt instruments (“inverse floaters”).  The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.  An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.  No Fund will invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Warrants to Purchase Securities.  The Funds may invest in or acquire warrants to purchase equity or fixed-income securities.  Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.  Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.  Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate.  A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.  A Fund will not invest more than 5% of its net assets in warrants to purchase securities.  Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

When-Issued Securities and Forward Commitment Contracts.  A Fund may purchase securities on a when-issued or delayed delivery basis (“when-issueds”) and may purchase securities on a forward commitment basis (“forwards”).  Any or all of a Fund’s investments in debt securities may be in the form of when-issueds and forwards.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date.  Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.  The longer the period between purchase and settlement, the greater the risk.  At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value.  The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  During this period, alternative investment options are not available to the Fund to the extent that it must maintain segregated assets, cash, or liquid assets to cover its purchase of when-issued securities and forward commitment contracts.

A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement).  In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

A Fund may also sell securities on a when-issued or delayed delivery basis.  These transactions involve a commitment by the Fund to sell securities at a pre-determined price or yield, with payment taking place beyond the customary settlement date.

Zero Coupon, Stripped and Pay-in-Kind Bonds.  Unless otherwise stated herein, a Fund may invest up to 10% of its total assets in “zero coupon” bonds or “strips”.  Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value.  Principal and accreted discount (representing interest accrued but not paid) are paid at maturity.  Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.  A Fund may also purchase “pay-in-kind” bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities.  Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

Current federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as a Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders.  To avoid income or excise tax, a Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned to generate cash sufficient to make such distributions.  The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

Additional Risk Considerations

Emerging Markets. The risk considerations noted herein under “Foreign Securities” may be particularly relevant in the case of investments in developing countries or emerging markets.  Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative.  These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree.  These heightened risks include:  (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.  In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Foreign Securities.  Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.  There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers.  Certain markets may require payment for securities before delivery.  A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument.  Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars.  Bank custody charges are generally higher for foreign securities.  The Funds that invest primarily in foreign securities are particularly susceptible to such risks.  Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.

The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated.  A Fund’s foreign investments may cause changes in a Fund’s share price that have a low correlation with movement in the U.S. markets.  Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Fund, depending on the extent of the Fund’s foreign investments.

A Fund may employ certain strategies in order to manage currency exchange rate risks.  For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency.  A Fund may enter into contracts to sell that foreign currency for U.S. dollars or by participating in options or futures contracts with respect to such currency (position hedge).  A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge).  A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the Sub-Adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge).  A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries.  In addition, when a Fund anticipates purchasing securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security.  In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund’s performance depending on the Sub-Adviser’s ability to correctly predict future exchange rates.  If the Sub-Adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund’s return may be lower than if such strategies had not been employed at all.

Futures, Options and Other Derivative Instruments. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs.  If a Sub-Adviser seeks to protect a Fund against potential adverse movements in portfolio securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used.  Risks inherent in the use of futures, options, forward contracts and swaps include:  (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time; and (v) counterparty risk associated with the ability of the derivative instrument counterparty to meet its obligations under the agreement.  Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities.  Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in OTC or inter-dealer markets.

Options.  A Fund may purchase and sell both put and call options on fixed-income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder (purchaser) of the option, in return for a premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to (in the case of a put option) the writer of the option (in the case of a put option) at a designated price during the term of the option.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates.  The writer of an option (seller) on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option.  (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)  An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto.  Put and call options that a Fund may purchase or write may be traded on a national securities exchange and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges.  As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions.  In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby, reducing the risk of counterparty default.  Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.  There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options.  As the buyer of a call option, a Fund has a right to buy the underlying instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options).  A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire.  For example, a Fund may buy call options on underlying instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected.  Unless the price of the underlying investment changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which case a Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options).  Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.  A Fund may buy a put option on an underlying instrument owned by a Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying instrument.  Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price.  A Fund may also seek to offset a decline in the value of the underlying instrument through appreciation in the value of the put option.  A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the manager deems it desirable to continue to hold the instrument because of tax or other considerations.  The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold.  A Fund also may buy put options at a time when it does not own the underlying instrument.  By buying put options on an instrument it does not own, a Fund seeks to benefit from a decline in the market price of the underlying instrument.  If a put option that a Fund bought were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying instrument remains equal to or greater than the exercise price during the life of the put option, a Fund would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs.  In order for the purchase of a put option to be profitable, the market price of the underlying instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options.  A Fund may write options, including to generate additional income and to seek to hedge its portfolio against market or exchange rate movements.  As the writer of an option, a Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options).  In general, though, options are infrequently exercised prior to expiration.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  A Fund may write “covered” call options, meaning that a Fund owns the underlying instrument that is subject to the call option or may write call options on instruments that it does not own.

When a Fund writes a call option, that Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying instrument rise in value.  If the value of the underlying instrument rises above the exercise price of the call option, the instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price.  In that case, a Fund will sell the underlying instruments to the option buyer for less than its market value, and a Fund will experience a loss (which will be offset by the premium received by a Fund as the writer of such option).  If a call option expires unexercised, a Fund will realize a gain in the amount of the premium received.  If the market price of the underlying instrument decreases, the call option will not be exercised and a Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying instrument.  The exercise price of a call option will be chosen based upon the expected price movement of the underlying instrument.  The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying instrument at the time the option is written.

To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline.  If a Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a put option, a Fund has a risk of loss should the underlying instrument decline in value.  If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, a Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying instrument at that time.  A Fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option.  However, the loss will be offset in part by the premium received from the buyer of the put.  If a put option written by a Fund expires unexercised, a Fund will realize a gain in the amount of the premium received.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient cash or liquid assets are segregated to meet a Fund’s immediate obligations.  A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, a Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Closing out options.  As the writer of an option, if a Fund wants to terminate its obligation, that Fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the clearing corporation or counterparty (with respect to an OTC option) will cancel a Fund’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale.  There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund.  Closing transactions allows a Fund to terminate its positions in written and purchased options.  A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by a Fund to buy the option (in the case of purchased options).  For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying instrument.  As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Fund.

Risks of options.  A Fund’s options investments involve certain risks.  There can be no assurance that a liquid secondary market on an exchange or in the OTC market will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options.  Therefore, a Fund may have to exercise the options it purchased in order to realize any profit, perhaps taking or making delivery of the underlying instrument when not desired.  A Fund could then incur transaction costs upon the sale of the underlying instruments.  Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, that Fund may be required to take delivery and would incur transaction costs upon the sale of the underlying instruments purchased.  If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying investments at the marked-to-market price during the term of the option.  When trading options on foreign exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available.  For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged.  In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option.  If the manager is not successful in using options in managing a Fund’s investments, that Fund’s performance will be worse than if the manager did not employ such strategies.

OTC options.  A Fund may buy and write (sell) both put and call OTC options.  Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of

OTC call options, or sell to the writer, in the case of OTC put options, an underlying instrument at a stated exercise price.  OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange.  Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency.  While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.  Because there is no exchange, pricing is typically done based on information from market makers or other dealers.  OTC options are available for a greater variety of underlying instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  When a Fund writes an OTC option, it generally can closeout that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which a Fund originally wrote the option.  A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

High-Yield/High-Risk Bonds.  Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due.  In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary.  During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer.  Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.  High-yield debt securities are often used to fund highly leveraged corporate acquisitions and restructurings.  In an economic downturn, the use of high-yield securities for leveraged transactions could result in defaults, and could affect the price of such securities.  Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions.  Many high-yield bonds do not trade frequently.  When they do trade, their price may be substantially higher or lower than had been expected.  A lack of liquidity also means that judgment may play a bigger role in valuing the securities.  Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

A Fund may also invest in unrated debt securities of foreign and domestic issuers.  Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market.  Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

High-Yield Foreign Sovereign Debt Securities.  Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See “Foreign Securities.”)  The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies.

Hybrid Instruments. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity.  Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks.  Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.  Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss.  In addition, because the purchase and sale of hybrid instruments could take place in an OTC or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider.  Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission (“CTFC”), which generally regulates the trading of commodity futures on U.S. exchanges, and certain CFTC collateral (margin) requirements.  The SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority may also regulate the sale of certain hybrid instruments.

Recent Market Events.  Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed-income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been affected, issuers that have exposure to the real estate, mortgage and credit markets have been particularly vulnerable.  These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments.

The recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable.  Recent laws and regulations contain provisions limiting the way banks and their holding companies are able to pay dividends, purchase their own common stock and compensate officers.  On July 21, 2010, the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Reform Act").  The Reform Act establishes a Financial Services Oversight Council to facilitate information sharing and identify systemic risks.  Additionally, the Reform Act allows the Federal Deposit Insurance Corporation to "take over" a failing bank in situations when the overall stability of the financial system could be at risk.  These regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.  Such legislation or regulation could limit or preclude a Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

IV.           CERTAIN INVESTMENT STRATEGIES AND RISKS
APPLICABLE TO THE MASTER FUNDS AND FEEDER FUNDS

The investment objective and principal investment strategies for the AFIS Feeder Fund, and the AFIS Master Fund, are discussed in the AFIS Feeder Fund’s prospectus.  A further description of certain investment strategies used by the AFIS Master Fund is set forth below.  Because the AFIS Feeder Fund does not invest directly in securities but rather invests directly in the AFIS Master Fund, the AFIS Feeder Fund is subject to the risks described below indirectly through its investment in the AFIS Master Fund, which invests directly in securities.  Note, however, that in the event that the Board determines that it is in the best interests of the AFIS Feeder Fund to withdraw its entire investment in the Master Fund and instead allow the Adviser to direct the investment/reinvestment of the AFIS Feeder Fund’s assets directly in securities, then the AFIS Feeder Fund would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable.  The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectus of the AFIS Feeder Fund and in this SAI of a particular investment practice or technique in which the AFIS Master Fund may engage or a financial instrument which the AFIS Master Fund may purchase are meant to describe the spectrum of investments that the Master Fund’s adviser, in its discretion, might, but is not required to, use in managing the AFIS Master Fund’s portfolio assets in accordance with the AFIS Master Fund’s investment objective, policies, and restrictions.  It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

AFIS MASTER FUND

New Fund Risks. Although the AFIS Master Fund has been in existence and thus has an operating history, the AFIS Feeder Fund is a new fund, with a limited operating history, which may result in additional risk.  There can be no assurance that the AFIS Feeder Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate or otherwise alter the AFIS Feeder Fund.  While shareholder interests will be the paramount consideration, the timing of any action may not be favorable to certain individual shareholders.

Equity Securities. The AFIS Master Fund is eligible to invest in equity securities.

Equity securities represent an ownership position in a company.  Equity securities held by the AFIS Master Fund typically consist of common stocks.  The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.  For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the AFIS Master Fund’s ability to value accurately or dispose of such equity securities.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the AFIS Master Fund may involve large price swings and potential for loss.

Debt Securities. The AFIS Master Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 and BBB+ or below by nationally recognized statistical rating organizations (“NRSROs”).

Debt securities are used by issuers to borrow money.  Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity.  The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 and/or BB+ or below by NRSROs are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher-rated debt securities, or they may already be in default.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.  Investment grade bonds rated A or Baa/BBB may be more susceptible to changes in circumstances or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

-      Sensitivity to Interest Rate and Economic Changes - Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes.  In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.  Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.  For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

-      Payment Expectations - Debt securities may contain redemption or call provisions.  If an issuer exercises these provisions in a lower interest rate market, the AFIS Master Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors.  If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the AFIS Master Fund may incur losses or expenses in seeking recovery of amounts owed to them.

-      Liquidity and Valuation - There may be little trading in the secondary market for particular debt securities, which may affect adversely the AFIS Master Fund’s ability to value accurately or dispose of such debt securities.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

CRMC attempts to reduce the risks described above through diversification of the AFIS Master Fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk.  The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes.  There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.  CRMC considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category.  Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided.  See Appendix A for more information about credit ratings.

Securities With Equity And Debt Characteristics. The AFIS Master Fund may invest in securities that have a combination of equity and debt characteristics.  These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend.  Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which are securities which generally have both debt and equity characteristics.  Such securities are normally at the bottom of an issuer’s debt capital structure.  As such, they may be more sensitive to economic changes than more senior debt securities.  These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in Smaller Capitalization Stocks. The AFIS Master Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase).  CRMC believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities.  However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies.  For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses.  Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.  The AFIS Master Fund determines relative market capitalizations using U.S. standards.  Accordingly, the AFIS Master Fund’s investments in certain countries outside the United States may have larger capitalizations relative to other companies within those countries.

Investing in Private Companies. The AFIS Master Fund may invest in companies that have not publicly offered their securities.  Investing in private companies can involve greater risks than those associated with investing in publicly traded companies.  For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public.  Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the AFIS Master Fund from selling its company shares for a period of time following the public offering.  Investments in private companies can offer the AFIS Master Fund significant growth opportunities at attractive prices.  However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing Outside the U.S. The AFIS Master Fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar.  In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations.  Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries.  Although there is no universally accepted definition, CRMC generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union.  Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies.  In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries.  The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates.  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the AFIS Master Fund’s investment activities outside the United States.  Brokerage commissions may be higher outside the United States, and the AFIS Master Fund will bear certain expenses in connection with its currency transactions.  Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Certain risk factors related to developing countries are discussed below:

-      Currency Fluctuations - The AFIS Master Fund may invest in securities valued in currencies other than the U.S. dollar.  Certain developing countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar.  For example, if the U.S. dollar appreciates against foreign currencies, the value of the AFIS Master Fund’s securities holdings would generally depreciate and vice versa.  Consistent with its investment objectives, the AFIS Master Fund can engage in certain currency transactions to hedge against currency fluctuations.  See “Currency Transactions” below.

-      Government Regulation - The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States.  Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States.  Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries.  While the AFIS Master Fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the AFIS Master Fund’s investment.  If this happened, the AFIS Master Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country.  Such restrictions will be considered in relation to the AFIS Master Fund’s liquidity needs and all other positive and negative factors.  Further, some attractive equity securities may not be available to the AFIS Master Fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures.  With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the AFIS Master Fund’s investments.

-      Less Developed Securities Markets - Developing countries may have less well-developed securities markets and exchanges.  The securities markets have lower trading volumes than the securities markets of more developed countries.  These markets may be unable to respond effectively to increases in trading volume.  Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability.  These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

-      Settlement Risks - Settlement systems in developing countries are generally less well organized than in developed markets.  Supervisory authorities may also be unable to apply standards comparable with those in developed markets.  Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the AFIS Master Fund may be in jeopardy because of failures of or defects in the systems.  In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received.  In such cases, default by a broker or bank (the “counterparty”)

    through whom the transaction is effected might cause the AFIS Master Fund to suffer a loss.  The AFIS Master Fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced.  However, there can be no certainty that the AFIS Master Fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries.  There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the AFIS Master Fund.

-      Investor Information - The AFIS Master Fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards.  In such circumstances, CRMC will seek alternative sources of information, and to the extent CRMC is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the AFIS Master Fund will not invest in such market or security.

-      Taxation - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high.  In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the AFIS Master Fund could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

-      Litigation - The AFIS Master Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

-      Fraudulent Securities - Securities purchased by the AFIS Master Fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the AFIS Master Fund.

Currency Transactions.  The AFIS Master Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  The forward currency contracts entered into by the AFIS Master Fund will involve the purchase or sale of one currency against the U.S. dollar.  While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency.  The AFIS Master Fund will not generally attempt to protect against all potential changes in exchange rates.  The AFIS Master Fund will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the SEC.

Certain provisions of the Internal Revenue Code may limit the extent to which the AFIS Master Fund may enter into forward contracts.  Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the AFIS Master Fund.

Forward Commitment, When Issued and Delayed Delivery Transactions. The AFIS Master Fund may enter into commitments to purchase or sell securities at a future date.  When the AFIS Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement.  If the other party to such a transaction fails to deliver or pay for the securities, the AFIS Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

The AFIS Master Fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.  Although these transactions will not be entered into for leveraging purposes, to the extent the AFIS Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the AFIS Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk).  Should market values of the AFIS Master Fund’s portfolio securities decline while the AFIS Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position.  The AFIS Master Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.  After a transaction is entered into, the AFIS Master Fund may still dispose of or renegotiate the transaction.  Additionally, prior to receiving delivery of securities as part of a transaction, the AFIS Master Fund may sell such securities.

Repurchase Agreements. The AFIS Master Fund may enter into repurchase agreements under which the AFIS Master Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price.  Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased.  Repurchase agreements permit the AFIS Master Fund to maintain liquidity and earn income over periods of time as short as overnight.  The seller must maintain with the AFIS Master Fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by CRMC.  The AFIS Master Fund will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by CRMC.  If the seller under the repurchase agreement defaults, the AFIS Master Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral.  If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the AFIS Master Fund may be delayed or limited.

Obligations backed by the “full faith and credit” of the U.S. Government. U.S. government obligations are securities backed by the full faith and credit of the U.S. government.  U.S. government obligations include the following types of securities:

-      U.S. Treasury Securities - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.  For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality.  Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

-      Federal Agency Securities - The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.  Such agencies and entities include The Federal Financing Bank (“FEB”), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other Federal Agency Obligations.  Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government.  These obligations include securities issued by certain U.S. government agencies and government-sponsored entities.  However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity.  These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.  Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  Government support for short-term debt instruments - Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities.  Following is a brief summary of some of these programs (please refer to the applicable entity's website for further information on the specific program).  Entities issuing obligations supported by these programs in which the funds invest must be on an approved list that is monitored on a regular basis.  The U.S.

government or other entities implementing these programs may change the terms or adopt new programs at their discretion.

Temporary Liquidity Guarantee Program - The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies.  The guarantee will cover all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009.  Entities eligible to participate in this program may also issue debt that is not guaranteed by the FDIC.  The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

Commercial Paper Funding Facility (CPFF) - The Federal Reserve Bank of New York will lend money to a special purpose vehicle that will purchase eligible commercial paper from eligible issuers from October 27, 2008 until February 1, 2010.  Under the CPFF, eligible issuers are U.S. domiciled issuers of commercial paper (including those with parent companies outside the U.S.) and eligible commercial paper must have a three month maturity, be U.S. dollar denominated and be rated at least A-1/P-1/F1 by two or more nationally recognized rating agencies.

Asset Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF) - The Federal Reserve Bank of Boston will lend money to eligible borrowers, including U.S. depository institutions, bank holding companies and U.S. branches and agencies of banks domiciled outside the United States, in order to fund purchases of eligible asset backed commercial paper from money market funds until February 1, 2010.  Under the AMLF, eligible asset backed commercial paper must be issued by a U.S. issuer that was in existence on September 18, 2008, be U.S. dollar denominated, be rated at least A-1, P-1 or F1 by at least two major rating agencies (or in the top rating category if rated by only one agency) and have a maturity that does not exceed 120 days if the borrower is a bank or 270 days for nonbank borrowers.

Government guarantees outside the U.S. - Various governments outside the U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

Pass-Through Securities. The AFIS Master Fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.  Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities.  Pass-through securities may have either fixed or adjustable coupons.  These securities include:

-      Mortgage-Backed Securities - These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities.  The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac).  However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.  Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies.  However, these securities and the underlying mortgages are not guaranteed by any government agencies.  These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies.  Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages.  Prepayments can alter the effective maturity of these instruments.

-      Collateralized Mortgage Obligations (CMOs) - CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues.  CMOs issued by U.S. government agencies are backed by agency mortgages.  Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates.  Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.  CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

-      Commercial Mortgage-Backed Securities - These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings.  These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal.  In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

-      Asset-Backed Securities - These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases.  Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party.  The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer.  Some asset-backed securities also may receive prepayments that can change their effective maturities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics.  Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs).  The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and Rights.  The AFIS Master Fund may purchase warrants, which may be issued together with bonds or preferred stocks.  Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price.  Warrants may be issued with an expiration date or in perpetuity.  Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Real Estate Investment Trusts. The AFIS Master Fund may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans.  Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.  The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment.  Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and Cash Equivalents.  The AFIS Master Fund may hold cash or invest in cash equivalents.  Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently.  The coupon rate is set in relation to money market rates.  The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year.  In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate).  CRMC considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Restricted or Illiquid Securities. The AFIS Master Fund may purchase securities subject to restrictions on resale.  Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering.  Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.  Difficulty in selling such securities may result in a loss to the AFIS Master Fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the AFIS Master Fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time.  The AFIS Master Fund may incur certain additional costs in disposing of illiquid securities.

Loan Assignments and Participations. The AFIS Master Fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”).  Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral.  The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest.  Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.  CRMC generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.  Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  These commitments may have the effect of requiring the AFIS Master Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that the AFIS Master Fund is committed to advance additional funds, the AFIS Master Fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”).  DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code.  These financings allow the entity to continue its business operations while reorganizing under Chapter 11.  Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims).  There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code.  In the event of liquidation, the AFIS Master Fund’s only recourse will be against the collateral securing the DIP financing.

CRMC generally chooses not to receive this information.  As a result, CRMC may be at a disadvantage compared to other investors that may receive such information.

CRMC’s decision not to receive material, non-public information may also impact CRMC’s ability to assess a borrower’s requests for amendments or waivers to provisions in the loan agreement.  However, CRMC may on a case-by-case basis decide to receive such information when it deems prudent.  In these situations CRMC may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The AFIS Master Fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests.  When the AFIS Master Fund purchases assignments, it acquires direct contractual rights against the borrower on the loan.  The AFIS Master Fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower.  However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the AFIS Master Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.  Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the AFIS Master Fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the ability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party.  They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties.  The AFIS Master Fund will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  In connection with purchasing participations, the AFIS Master Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower.  In addition, the AFIS Master Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the AFIS Master Fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies.  As a result, the AFIS Master Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, the AFIS Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the AFIS Master Fund could be held liable as a co-lender under emerging legal theories of lender liability.  In addition, if the loan is foreclosed, the AFIS Master Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.  The AFIS Master Fund anticipates that loan participations could be sold only to a limited number of institutional investors.  In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

V.           INVESTMENT RESTRICTIONS

A.           INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS (EXCEPT FEEDER FUNDS)

THIS SECTION V.A. DESCRIBES INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS EXCEPT THE FEEDER FUNDS.  ACCORDINGLY, ALL REFERENCES TO A “FUND” OR THE “FUNDS” IN THIS SECTION V.A. DO NOT INCLUDE THE FEEDER FUNDS.  A DESCRIPTION OF INVESTMENT RESTRICTIONS APPLICABLE TO THE FEEDER FUND (AND THE AFIS MASTER FUND) APPEARS IN SECTION V.B., UNDER THE HEADING “INVESTMENT RESTRICTIONS APPLICABLE TO FEEDER FUND” BEGINNING ON PAGE [53] OF THIS SAI.

Fundamental Policies.  Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy.  Unless otherwise indicated, all restrictions apply at the time of investment.

           (1)           Each Fund, except the Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Fund, and Curian/PineBridge Merger Arbitrage Fund, shall be a “diversified company,” as such term is defined under the 1940 Act.

(2)           No Fund (except for the Curian/Invesco Balanced-Risk Commodities Fund and Curian/Franklin Templeton Natural Resources Fund) may invest more than 25% of the value of their respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).  It is important to note that industry classification may be very narrow.  For example, the telecommunications industry is comprised of several services, which are considered separate industries by the Sub-Advisers.  Services can include cellular, long distance, paging and messaging, satellite or data and internet.  As the telecommunications industry continues to expand, there may be more service industries created.  Similarly, within the metals and mining industry, issuers may be classified into several distinct industries that are considered separate industries, including, but not limited to the following: aluminum, diversified metals and mining, gold, precious metals and minerals, steel, copper, and nickel.  As different industries continue to expand, new technologies are created, and companies continue to specialize, there may be more industries created.  Currency positions are not considered to be an investment in a foreign government for industry concentration purposes, but may be considered an investment in a foreign government for other portfolio compliance testing purposes.

(3) No Fund may invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

(4)           No Fund may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

(5)           No Fund may lend any security or make any other loan, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

(6)           No Fund may act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

(7)           No Fund may issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

    (8)           No Fund may borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

Operating Policies. The Trustees have adopted additional investment restrictions for a Fund.  These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval.  The additional investment restrictions adopted by the Trustees to date include the following:

For each Fund, to the extent applicable:

(a)	The Fund intends to comply with the CFTC regulations and NFA requirements limiting the Fund’s investments in futures and options for non-hedging purposes.

(b)	The Fund of Funds will look through to the investment of the Underlying Funds for purposes of determining diversification requirements.

For the Curian Dynamic Risk Advantage – Diversified Fund:

(a)	The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company.

(b)
The Fund may invest up to 90% of its assets in global equity securities, core U.S. fixed-income securities, currency, high-yield bonds, emerging markets debt, real estate investment trusts, commodities, and derivative securities including indexes, swap agreements, futures, and currency forwards as instructed by the Adviser.

For the Curian Dynamic Risk Advantage – Aggressive Fund:

(a)	The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company.

(b)
The Fund may invest up to 90% of its assets in global equity securities, commodities, and S&P 500 Volatility Index futures, and derivative securities including indexes, swap agreements, futures, and currency forwards as instructed by the Adviser.

For the Curian Dynamic Risk Advantage – Income Fund:

(a)
The Fund may invest up to 90% of its assets in Underlying ETFs that invest in domestic and international dividend-paying equities, U.S. corporate bonds, preferred stocks, real estate investment trusts, emerging market debt, and high-yield bonds.

For the Curian/AQR Risk Parity Fund:

(a)	The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company.

For the Curian/Epoch Global Shareholder Yield Fund:

(a)
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.

(b)	The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets.

(c)	The Fund may invest up to 20% of its net assets in investment grade fixed-income securities in U.S. and international markets.

(d)
Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless market conditions are deemed to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.

For the Curian/FAMCO Flex Core Covered Call Fund:

(a)
Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and the use of hedging techniques by writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes).

(b)	The Fund will not write (sell) "naked" call options (i.e., options on more equity securities than are held in the Fund's portfolio).

For the Curian/Franklin Templeton Natural Resources Fund:

(a)
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the equity and debt securities of companies in the natural resources sector.

(b)	In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

(c)	Under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country.

(d)	The Fund may invest up to 50% of its total assets in foreign securities, including emerging market securities.

For the Curian/Invesco Balanced-Risk Commodities Fund:

(a)	The Fund may invest more than 25% of its total assets in one or more commodities market sectors.

(b)	The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company.

For the Curian/PIMCO Income Fund:

(a)
The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.

(b)	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

(c)	The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

(d)	The Fund may also invest up to 10% of its total asset in preferred stocks.

For the Curian/The Boston Company Equity Income Fund:

(a)	Under normal market conditions the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.

For the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund:

(a)	The Fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the Fund’s net assets giving effect to such sale.

B.           INVESTMENT RESTRICTIONS APPLICABLE TO FEEDER FUNDS

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

The AFIS Feeder Fund has adopted the following fundamental investment restrictions; however, as long as the AFIS Feeder Fund remains invested in the AFIS Master Fund, the AFIS Feeder Fund is subject to the AFIS Master Fund’s restrictions as well, even if the AFIS Master Funds’ restrictions are more restrictive.  If the AFIS Feeder Fund withdraws from the AFIS Master Fund and engages the Adviser or a sub-adviser to provide portfolio management services to the AFIS Feeder Fund, the AFIS Feeder Fund would no longer be subject to the AFIS Master Fund’s investment restrictions and would be subject solely to the following investment restrictions.

All percentage limitations in the following AFIS Feeder Fund policies are considered at the time securities are purchased and are based on the AFIS Feeder Fund’s net assets unless otherwise indicated.  None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the AFIS Feeder Fund.  In managing the AFIS Feeder Fund, the AFIS Feeder Fund’s investment adviser may apply more restrictive policies than those listed below.

1.           AFIS FEEDER FUND POLICIES

Fundamental Policies – The investment objectives and principal investment strategies of the AFIS Feeder Fund are set forth in the AFIS Feeder Fund’s prospectus.  The AFIS Feeder Fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares.  Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

a.           Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the AFIS Feeder Fund may not:

i.           Borrow money;

ii.           Issue senior securities;

iii.           Underwrite the securities of other issuers;

iv.           Purchase or sell real estate or commodities;

v.           Make loans; or

vi.	Purchase the securities of any issuer if, as a result of such purchase, the AFIS Feeder Fund's investments would be concentrated in any particular industry.

b.	The AFIS Feeder Fund may not invest in companies for the purpose of exercising control of management.

Additional information about fundamental policies — The information below is not part of the AFIS Feeder Fund’s fundamental policies.  This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the AFIS Feeder Fund.

For purposes of fundamental policy a.i., the AFIS Feeder Fund may borrow money in amounts of up to 33-1/ 3% of their total assets from banks for any purpose, and may borrow up to 5% of their total assets from banks or other lender for temporary purposes.

For purposes of fundamental policy a.v., the AFIS Feeder Fund may not lend more than 33-1/3% of their total assets, except through the purchase of debt obligations.

For purposes of fundamental policy a.vi., the AFIS Feeder Fund may not invest 25% or more of their total assets in the securities of issuers in the same industry.

2.         AFIS MASTER FUND POLICIES

All percentage limitations in the following AFIS Master Fund policies are considered at the time securities are purchased and are based on the AFIS Master Fund’s net assets unless otherwise indicated.  None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the AFIS Master Fund.  In managing the AFIS Master Fund, the AFIS Master Fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The AFIS Master Fund has adopted the following policies, which may not be changed without approval by holders of a majority of the AFIS Master Fund's outstanding shares.  Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

a.           Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the AFIS Master Fund may not:

i.           Borrow money;

ii.           Issue senior securities;

iii.           Underwrite the securities of other issuers;

iv.           Purchase or sell real estate or commodities;

v.           Make loans; or

vi.	Purchase the securities of any issuer if, as a result of such purchase, the AFIS Master Fund's investments would be concentrated in any particular industry.

b.	The AFIS Master Fund may not invest in companies for the purpose of exercising control of management.

Additional information about fundamental policies — The information below is not part of the AFIS Master Fund’s fundamental policies.  This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the AFIS Master Fund.

For purposes of fundamental policy a.i., the AFIS Master Fund may borrow money in amounts of up to 33-1/ 3% of their total assets from banks for any purpose, and may borrow up to 5% of their total assets from banks or other lender for temporary purposes.

For purposes of fundamental policy a.v., the AFIS Master Fund may not lend more than 33-1/3% of their total assets, except through the purchase of debt obligations.

For purposes of fundamental policy a.vi., the AFIS Master Fund may not invest 25% or more of their total assets in the securities of issuers in the same industry.

3.           NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FEEDER FUND

The AFIS Feeder Fund must:

a.           Maintain its assets so that, at the close of each quarter of its taxable year, it will qualify as a “Regulated Investment Company” under Subchapter M of the Code.

b.           Distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income and excise tax.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board to the extent appropriate in light of changes to applicable tax law requirements.

4.           CLASSIFICATION

The AFIS Feeder Fund, through investments made by the AFIS Master Fund, is a diversified series of an open-end management investment company.  As a diversified fund, at least 75% of the value of the AFIS Feeder Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the AFIS Feeder Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.

G.           INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

Non-Fundamental Investment Restrictions.  Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into.  Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment.  In the event that ratings services assign different ratings to the same security, the Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

From time to time, a Fund (except the AFIS Master Fund or the AFIS Feeder Fund) may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”).  Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above.  If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Operating Policies.  The Trustees have adopted additional investment restrictions for the Funds.  The restrictions or operating policies of the Funds may be changed by the Trustees without shareholder approval.  The additional investment restrictions adopted by the Trustees to date include the following:

(a)
The Funds (other than the following Funds:  Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance –Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, and Curian Dynamic Risk Advantage – Income Fund) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.  The AFIS Feeder Fund will acquire securities of registered open-end investment companies in reliance upon Section 12(d)(1)(E) of the 1940 Act.  However, the Funds may invest in investment companies to the extent permitted under Rule 12d1-1, Rule 12d1-2, and Rule 12d1-3 under the 1940 Act.

Minimum Requirement of Rule 35d-1.  Certain of the Funds, as noted immediately above or in the Prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to Rule 35d-1.  This includes Funds of the Trust with names such as “equity,” “stock,” “bond,” “U.S. government,” “small, mid or large-cap,” or “high-yield,” or which refer in the name of the Fund to a particular securities index, but does not include terms connoting a style of investing (as distinguished from a type of security) such as “growth,” “value” or “global.”

Insurance Law Restrictions.  In connection with the Trust’s agreement to sell shares to the separate accounts, the Adviser and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds.  If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation.  Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.

VI.           TRUSTEES AND OFFICERS OF THE TRUST

The officers of the Trust manage its day-to-day operations and are responsible to the Trust’s Board of Trustees.  The Trustees set broad policies for each Fund and choose the Trust’s officers.  All of the Trustees also serve as Trustees and Managers for the other investment companies in the Fund Complex (as defined below).

The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years.  The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.  Information regarding the board of trustees of the Master Funds is available in the Master Funds’ statement of additional information, which is delivered together with this SAI.

For purposes of this section, the term “Fund Complex” includes each of the following investment companies:  Curian Variable Series Trust (26 portfolios) and Curian Series Trust (3 portfolios).  The term “Fund Complex” does not include other funds that are a part of the same group of investment companies, including funds sponsored by Jackson.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Interested Trustee
Michael Bell (49)1 7601 Technology Drive Denver, CO 80237	Trustee2 (10/2011 to present) President and Chief Executive Officer (11/2010 to present)	29
Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer of Curian Capital (12/2005 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (11/2010 to present)
Disinterested Trustees
David W. Agostine (50) 7601 Technology Drive Denver, CO 80237	Chairman of the Board and Trustee2 (10/2011 to present)	29
Principal Occupation(s) During Past 5 Years:
Principal, Market Metrics, LLC (01/2011 to present); President, Dividend Capital Investments, Inc. (2007 to 12/2010); Principal Executive
Officer and President, DCI Group/BlackCreek Global Advisors (2007 to present); Chief Executive Officer and Partner, Intelect Integrated
Electronics, Inc. (2003 to 2007)

Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (11/2010 to present); Trustee, Dividend Capital Investments, Inc. (2007 to present)
Gregory P. Contillo (56) 7601 Technology Drive Denver, CO 80237	Trustee2 (10/2011 to present)	29
Principal Occupation(s) During Past 5 Years: President, Crystal River Partners (2005 to present); President of MKA Capital Group Advisors, LLC (2007 to 2008)
Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (9/2011 to present)
Dylan E. Taylor (41) 7601 Technology Drive Denver, CO 80237	Trustee2 (10/2011 to present)	29
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer | USA, Colliers International (06/2009 to present); President, Grubb & Ellis Company (5/2008 to 6/2009); Executive
Vice President, Grubb & Ellis Company (1/2008 to 6/2009); President – Corporate Services Group, Grubb & Ellis Company (10/2007 to
6/2009); Acting President – Global Client Services, Grubb & Ellis Company (1/2008 to 5/2008); Executive Vice President and Regional
Managing Director of Corporate Services Group, Grubb & Ellis Company (11/2005 to 1/2008)

Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (11/2010 to present)
Scot T. Wetzel (43) 7601 Technology Drive Denver, CO 80237	Trustee2 (10/2011 to present)	29
Principal Occupation(s) During Past 5 Years:
Founder, Managing Director & Chief Executive Officer, Crestmoor Advisors, LLC (2010 to present); Chief Executive Officer, United
Western Bancorp, Inc. (2005 to 2010)

Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (11/2010 to present); Inside Director of United Western Bancorp, Inc. (12/2005 to 4/2010)

1 Michael Bell is an “interested person” of the Trust due to his position with Curian Capital.

2 The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers
Danielle A. Bergandine (31) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Compliance Analyst of Jackson National Asset Management, LLC (“JNAM”) (6/2009 to present); Compliance Analyst of JNAM (08/2006 to 6/2009); Administrative Assistant of JNAM (12/2005 to 08/2006)

Karen J. Buiter, CPA (46) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President – Financial Reporting of JNAM (7/2011 to present); Assistant Vice President – Financial Reporting of JNAM (4/2008 to 6/2010);
Assistant Treasurer of other investment companies advised by JNAM (12/2008 to present); Assistant Treasurer of other funds sponsored by
Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Treasurer of Henderson
Global Funds (2/2004 to 3/2008); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

Kelly L. Crosser (39) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by JNAM (9/2007 to present); Assistant Secretary of other funds sponsored by Curian
Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Senior Compliance Analyst of
Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company
(2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

Daniel W. Koors, CPA (41) 1 Corporate Way Lansing, MI 48951	Treasurer and Chief Financial Officer (Principal Financial Officer) (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President of JNAM (1/2009 to present) and Chief Operating Officer of JNAM (4/2011 to present); Chief Financial Officer of
JNAM (1/2007 to 4/2011); Vice President of JNAM (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other
Investment Companies advised by JNAM (12/2006 to present); Treasurer and Chief Financial Officer (Principal Financial Officer) of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present);
Assistant Treasurer of other Investment Companies advised by JNAM (9/2006 to 12/2006); Assistant Vice President – Fund Administration of
Jackson National Life Insurance Company (8/2006 to 1/2009)

Michael Piszczek, CPA (54) 1 Corporate Way Lansing, MI 48951	Vice President (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President – Tax of JNAM (7/2011 to present); Assistant Vice President – Tax of JNAM (11/2007 to 6/2011); Vice President of other
Investment Companies advised by JNAM (11/2007 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Assistant Vice President – Nuveen Investments (4/1999 to
8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

Susan S. Rhee (40) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer & Secretary (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and General Counsel of JNAM (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to
present) of JNAM; Vice President, Counsel, and Secretary of other Investment Companies advised by JNAM (2/2004 to present); Vice
President, Chief Legal Officer & Secretary of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to
12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

Evan C. Williams (29) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Attorney of Jackson National Asset Management, LLC (“JNAM”) and Jackson Fund Services (“JFS”) (07/2011 to present); Chief
Compliance Officer of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM
(10/2011 to present); Compliance Manager of JNAM and JFS (02/2010 to 07/2011); Attorney – Lee & Stone LLP (03/2009 to 02/2010);
Attorney – Akin Gump Strauss Hauer & Feld LLP (09/2007 to 03/2009)

Board Of Trustees Leadership Structure

The Board is responsible for oversight of the Trust, including risk oversight and oversight of Trust management.  The Board consists of three disinterested Trustees and one interested Trustee.  The disinterested Trustees have retained outside independent legal counsel and meet at least quarterly with that counsel in executive session without the interested Trustee and management.

The Chairman of the Board is a disinterested Trustee.  The Chairman presides at all meetings of the Board at which the Chairman is present.  The Chairman exercises such powers as are assigned to him or her by the Trust’s organizational and operating documents and by the Board of Trustees, which may include acting as a liaison with service providers, attorneys, the Trust’s officers including the Chief Compliance Officer and other Trustees between meetings.

The Board has established a Committee of Independent Trustees (“Committee”) to assist in overseeing the Trust.  The Committee is comprised exclusively of disinterested Trustees.  The disinterested chairperson(s) of the Committee, among other things, facilitates communication among the disinterested Trustees, Trust management, service providers, and the full Board.  The Trust has determined that the Board’s leadership structure is appropriate given the specific characteristics and circumstances of the Trust, including, without limitation, the number of Funds that comprise the Trust, the net assets of the Trust and the Trust’s business and structure, because it allows the Board to exercise oversight in an orderly and efficient manner.

Risk Oversight

Consistent with its general oversight responsibilities, the Board oversees risk management of each Fund.  The Board administers its risk oversight function in a number of ways, both at the Board level and through its Committee structure, as deemed necessary and appropriate at the time in light of the specific characteristics or circumstances of the Funds.  As part of its oversight of risks, the Board or its Committee receive and consider reports from a number of parties, such as the Adviser, the Sub-Advisers, portfolio managers, the Trust’s independent registered public accountants, the Trust’s officers, including the Chief Compliance Officer, and outside counsel.  The Board also adopts and periodically reviews policies and procedures intended to address risks and monitors efforts to assess the effectiveness of the implementation of the policies and procedures in addressing risks.  It is possible that, despite the Board’s oversight of risk, not all risks will be identified, mitigated or addressed.  Further, certain risks may arise that were unforeseen.

Committee of the Board of Trustees

The Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies.  The Committee is responsible for the selection, of the Trust’s independent registered public accountant, and for the approval of its fee.  The Committee also reviews the Trust’s internal controls regarding finance, accounting, legal compliance and the Trust’s auditing, accounting and financial processes generally.  The Committee is also responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees.  The Committee will accept trustee nominations from shareholders.  As of October 5, 2011, Messrs. Agostine, Contillo, Taylor and Wetzel are members of the Committee.  Mr. Agostine serves as Chair of the Committee.

Any such nominations should be sent to the Trust’s Committee, c/o Chair of the Committee, David Agostine.

Certain Positions of Disinterested Trustees and their Family Members

As of October 5, 2011, none of the disinterested Trustees, nor any member of a disinterested Trustee’s immediate family, held a position (other than the disinterested Trustee’s position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with (i) any Fund, and/or (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

Ownership of Trustees of Shares in the Funds of the Trust

As of December 31, 2010, the Funds had not yet commenced operations, therefore, none of the Trustees beneficially owned interests in shares of the Funds.

Ownership by Disinterested Trustees of Interests in Certain Affiliates of the Trust

As of December 31, 2010, the Funds had not yet commenced operations, therefore, none of the disinterested Trustees, nor any member of a disinterested Trustee’s immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

As is described in the Prospectus, shares in the Funds of the Trust are sold only to Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York and to Jackson qualified and non-qualified retirement plans.

Trustee Compensation

The Trustee who is an “interested person” receives no compensation from the Trust.  Effective October 5, 2011, each disinterested Trustee (except the Chairman of the Board) is paid by the Funds an annual retainer of $68,000, as well as a fee of $5,000 for each meeting of the Board of Trustees attended.  The Chairman of the Board of Trustees, if a disinterested Trustee, receives an annual retainer of $78,000, as well as a fee of $5,000 for each meeting of the Board of Trustees attended.  The members of the Committee receive $2,000 for each in-person or telephonic Committee meeting.  If a Trustee participates in a Board meeting by telephone, the Trustee will receive half of the meeting fee.

Trustees will receive $1,500 per day plus travel expenses when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars).  However, if a Board or

Committee meeting is held out of town, Trustees will not receive the “per diem” fee plus the Board or Committee fee for such out of town meeting, but rather will receive the greater of $2,500 or the meeting fee.

The disinterested Trustees did not receive any compensation for the fiscal year ended December 31, 2011, as the Funds had not yet commenced operation.  The Trust held an organizational meeting on October 5, 2011.  Below is an estimate of future trustee compensation payments:

Trustee	Aggregate Compensation from the Trust1	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex1
David W. Agostine	$51,000	$0	$0	$102,000
Gregory P. Contillo	$46,000	$0	$0	$92,000
Dylan E. Taylor	$46,000	$0	$0	$92,000
Scot T. Wetzel	$46,000	$0	$0	$92,000
1 The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust and Curian Series Trust (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The estimated compensation information is for the period ending December 31, 2012.

The Trust has not adopted any plan providing pension or retirement benefits for Trustees.

Selection of Trustee Nominees

The Board is responsible for considering Trustee nominees at such times as it considers electing new Trustees to the Board.  The Committee, on behalf of the Board, leads the Board in its consideration of Trustee candidates.  The Board and Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Board or the Committee may engage from time to time and will also consider shareholder recommendations.  The Board has not established specific, minimum qualifications that it believes must be met by a Trustee nominee.  In evaluating Trustee nominees, the Board and the Committee consider, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules.  The Board and the Committee also consider whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.  There are no differences in the manner in which the Board and the Governance Committee evaluate nominees for Trustee based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a Trustee nominee should submit his or her recommendation in writing to the Chair of the Committee, David W. Agostine.  At a minimum, the recommendation should include:

•	The name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;

•	A statement concerning whether the person is an “interested person” as defined in the 1940 Act;

•	Any other information that the Funds would be required to include in a proxy statement, under applicable SEC rules, concerning the person if he or she was nominated; and

•
The name and address of the person submitting the recommendation, together with an affirmation of the person’s investment, via insurance products, in the Funds and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Board and the Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential plc (the parent company of the Funds’ investment adviser and distributor) would be deemed an “interested person” under the 1940 Act.  In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Committee decides to nominate an individual as a Trustee, Board members customarily interview the individual in person.  In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Additional Information Concerning The Trustees

The table below briefly discusses, for each Trustee, the particular experience, qualifications, attributes or skills that led to the conclusion that the Trustee should serve as a Trustee.  The Board monitors its conclusions in light of information subsequently received throughout the year and considers its conclusions to have continuing validity until the Board makes a contrary determination.  In reaching their conclusions, the Trustees considered various facts and circumstances and did not identify any factor as controlling, and individual Trustees may have considered additional factors or weighed the same factors differently.

Michael Bell.  Mr. Bell has served as the President and Chief Executive Officer of Curian Capital and Curian Clearing LLC since 2005.  In addition, Mr. Bell is a certified public accountant and corporate finance attorney.  The Board concluded that Mr. Bell is suitable to act as Trustee of the Fund because of his extensive financial experience and professional leadership.

David W. Agostine.  Mr. Agostine has over 18 years experience in planning/executing strategic business development, operational and financial initiatives for investment management organizations.  He currently serves as the Principal for Market Metrics, LLC and prior to that was both the President/Fund Board Trustee of Dividend Capital Investments, Inc, as well as the President of DCI Group/Black Creek Global Advisors.  The Board concluded that Mr. Agostine is suitable to act as Trustee of the Trust because of his understanding of the financial services industry and his prior and current work experience.

Gregory P. Contillo.  Mr. Contillo has been the President of Crystal River Partners since 2005.  In addition, Mr. Contillo from 2007 to 2008 was President of MKA Capital Group Advisors, LLC, where he had primary responsibility to reorganize, restructure, and close two hedge funds.  The Board concluded that Mr. Contillo is suitable to act as Trustee of the Trust because of his understanding of the financial services industry and his prior and current work experience.

Dylan E. Taylor.  Mr. Taylor has been the Chief Executive Officer of USA for Colliers International since 2009.  In addition, he has served as an Advisory Board Member of Metropolitan Capital Bank and as a Board Member of Tecta America.  The Board concluded that Mr. Taylor is suitable to act as Trustee of the Trust because of his professional leadership and directorship experience.

Scot T. Wetzel.  Mr. Wetzel is an accomplished banking and business professional, with 20 years of extensive general business and financial services experience in both the public and private sector.  The Board concluded that Mr. Wetzel is suitable to act as Trustee of the Trust because of his substantial knowledge of organizing, managing, and leading public and private company, bank, and civic board of directors.

VII.           PRINCIPAL HOLDERS OF THE TRUST’S SHARES

As of October 5, 2011, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund, as the Funds have not yet commenced operations.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting.  Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the 1940 Act.

As of October 5, 2011, no persons beneficially owned more than 5% or more of the shares of the Fund(s), as the Funds have not yet commenced operations.

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  As of October 5, 2011, no persons were deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund because the Funds had not yet commenced operations.

VIII.           INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS

Investment Adviser and Portfolio Managers

Curian Capital, LLC

Curian Capital, 7601 Technology Way, Denver, CO 80237, is the investment adviser to the Trust.  As investment adviser, Curian Capital provides the Trust with professional investment supervision and management.  The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Curian Capital acts as investment adviser to the Trust pursuant to an Investment Advisory Agreement.

The Investment Advisory Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees.  It may be terminated at any time upon 60 days notice by the Adviser, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment.  Additional Funds may be subject to a different agreement.  The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays Adviser a fee in respect of each Fund as described in the Prospectus.  As of December 31, 2011, no fees have been paid by the Trust to the Adviser, as the Funds have not yet commenced operations.

Curian determines the allocations for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance –Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, the Curian Guidance – Institutional Alt 100 Fund, the Curian Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, the Curian Tactical

Advantage 75 Fund, the Curian Dynamic Risk Advantage – Diversified Fund, the Curian Dynamic Risk Advantage – Aggressive Fund, and the Curian Dynamic Risk Advantage – Income Fund.

Portfolio Manager Compensation Structure

Compensation for all Curian portfolio management personnel consists of both a salary and a bonus component.  The salary component is fixed on an annual basis subject to an annual review for potential merit increases.  Salary levels are based on the individual’s degree of industry tenure, experience, and responsibilities at the firm.  The annual bonus component is discretionary based on the portfolio manager’s individual performance and the overall performance of Curian, taking into account both qualitative and quantitative performance measures in the management of their funds and other responsibilities.  Portfolio managers may also receive long-term incentive awards in the form of Phantom Options that vest over time, the value of which will increase or decrease based upon Company performance.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011:  [To Be Updated by Amendment]

Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Strategic Moderate Growth Fund, Curian Guidance – Strategic Maximum Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, and Curian Guidance – Institutional Alt 100 Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Steven B. Young

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Steven B. Young

Curian Guidance – Tactical Moderate Growth Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Steven B. Young
James R. Ferrin

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Steven B. Young
James R. Ferrin

Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, and Curian Dynamic Risk Advantage – Income Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Steven B. Young
James R. Ferrin
Clint Pekrul

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Steven B. Young
James R. Ferrin
Clint Pekrul

Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Funds.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.  The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest.  However, securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.  Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Funds may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts.  The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While Curian and the Funds a have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

In addition, Curian and the Funds have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Strategic Moderate Growth Fund, Curian Guidance – Strategic Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, and Curian Guidance – Institutional Alt 100 Fund

Security Ownership of Portfolio Managers	Steven B. Young
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, and Curian Dynamic Risk Advantage – Income Fund

Security Ownership of Portfolio Managers	Steven B. Young	James R. Ferrin	Clint Pekrul
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Investment Sub-Advisers and Portfolio Managers

In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust.  The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

AQR Capital Management, LLC (“AQR”)

AQR, located at Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as the Sub-Adviser to the Curian/AQR Risk Parity Fund.  AQR is a Delaware limited liability company formed in 1998.  AQR is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“Holdings”), which has no activities other than holding the interest of AQR.  Holdings is majority owned by AQR’s principals and Clifford S. Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership interest in Holdings.

Portfolio Manager Compensation

Compensation for Portfolio Managers that are Principals:  The compensation for each of the portfolio managers that are a Principal of AQR is in the form of distributions based on the revenues generated by AQR.  Distributions to each portfolio manager are based on cumulative research, leadership, and other contributions to AQR.  Revenue distributions are also a function of assets under management and performance of the funds managed by AQR.  There is no direct linkage between performance and compensation.  However, there is an indirect linkage in that superior performance tends to attract assets and thus increases revenues.

Compensation for Portfolio Managers that are not Principals:  The compensation for each of the portfolio managers that are not Principals of AQR primarily consists of a fixed base salary and a discretionary bonus.  Under AQR’s salary administration system, salary increases are granted on a merit basis, and in this regard, salaries are reviewed at least annually under a formal review program.  Job performance contributes significantly to the determination of any salary increase; other factors, such as seniority and contributions to AQR are also considered.  Discretionary bonuses are determined by the portfolio manager’s individual performance, including efficiency, contributions to AQR, and quality of work performed.  A portfolio manager’s performance is not based on any specific fund’s or strategy’s performance, but is affected by the overall performance of AQR.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011:  [To Be Updated by Amendment]

Curian/AQR Risk Parity Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
John M. Liew
Brian K. Hurst
Michael Mendelson
Yao Hua Ooi

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
John M. Liew
Brian K. Hurst
Michael Mendelson
Yao Hua Ooi

Conflicts of Interest

Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR or its affiliates, such as separately managed accounts for foundations, endowments, pension plans, and high net-worth families.  Other accounts may also include accounts managed by the portfolio managers in a personal or other capacity, and may include registered investment companies and unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”).  Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Fund, on the one hand, and the management of other accounts on the other.  The other accounts might have similar investment objectives or strategies as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.  Because of their position with the Fund, the portfolio managers know the size, timing, and possible market impacts of the Fund’s trades.  It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.  A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with similar investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by AQR or its affiliates, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be a limited opportunity to sell an investment held by the Fund and another account.  Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, AQR or the portfolio managers may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances.  As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts or that may not be allocated the full amount of the securities sought to be traded.  While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice.  Subject to applicable laws and/or account restrictions, AQR may buy, sell, or hold securities for other accounts while entering into a different or opposite investment decision for the Fund.

AQR and the Fund’s portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Fund, other funds managed by AQR or its affiliates, separately managed accounts, and other accounts.

Security Ownership of Portfolio Managers for the Curian/AQR Risk Parity Fund

Security Ownership of Portfolio Managers	John M. Liew	Brian K. Hurst	Michael Mendelson	Yao Hua Ooi
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Epoch  Investment Partners, Inc. (“Epoch”)

Epoch, located at 640 Fifth Avenue, New York, New York 10019, serves as Sub-Adviser to the Curian/Epoch Global Shareholder Yield Fund.  Epoch is a wholly-owned subsidiary of Epoch Holding Corporation, a public company, and was incorporated in April 2004 as a Delaware corporation and is an independent advisory firm.

Portfolio Manager Compensation

Portfolio managers and other investment professionals at Epoch are compensated through a combination of base salary, overall work performance bonus, and equity ownership, if appropriate due to superior work performance.  The investment professional’s work performance is measured by Epoch, examining such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and his or her ability to successfully interact with company management.  Epoch avoids a compensation model that is driven by individual security performance and set against specific benchmarks, as this can lead to short term thinking which is contrary to the firm’s value investment philosophy.  Ultimately, equity ownership is the primary tool used by Epoch for attracting and retaining the best people.  Shares are in the form of common stock subject to a vesting schedule.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011:  [To Be Updated by Amendment]

Curian/Epoch Global Shareholder Yield Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Eric Sappenfield
Michael A. Welhoelter
William W. Priest

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Eric Sappenfield
Michael A. Welhoelter
William W. Priest

Conflicts of Interest

In Epoch’s view, conflicts may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of Epoch’s other clients and/or account (together, the “Accounts”), on the other.  Set forth below is a brief description of some of the material conflicts that may arise and Epoch’s policy or procedure for handling them.  Although Epoch has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention.  Epoch seeks to minimize this by utilizing one investment approach (i.e., focus on free-cash-flow), and by managing all Accounts on a strategy specific basis.  Thus, all global equity shareholder yield Accounts, whether they be fund accounts, institutional accounts, or individual accounts, are managed using the same investment discipline, strategy, and proprietary investment model as the Fund.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity.  However, Epoch has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly.  First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/initial order preparation.  Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account.  The only changes to the allocations made at the time of the creation of the order are if there is a partial fill for an order.  Depending on the size of the execution, Epoch may choose to allocate the executed shares through pro rata breakdown, or on random basis.  As with all trade allocations, each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective.  Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, Epoch determines which broker to use to execute each order, consistent with its duty to seek best execution.  Epoch will bunch or aggregate like orders where to do so will be beneficial to the Accounts.  However, with respect to certain Accounts, Epoch may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, Epoch may place separate, non-simultaneous transactions for the Fund and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts.  To address this, Epoch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests) or its current investment strategy.  The Code of Ethics generally requires that most transactions in securities by Epoch’s Access Persons and their family members (as defined in the Code), whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel.  Securities for transactions for Access Persons’ personal accounts also are subject to quarterly transaction reporting and annual holdings reporting requirements.

Epoch manages some Accounts under performance based fee arrangements.  Epoch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest.  This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee.  To prevent conflicts of interest associated with managing accounts with different compensation structures, Epoch generally requires portfolio decisions to be made on a product specific basis.  Epoch also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above.  Additionally, Epoch requires average pricing of all aggregated orders.  Finally, Epoch has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

Security Ownership of Portfolio Managers for the Curian/Epoch Global Shareholder Yield Fund

Security Ownership of Portfolio Managers	Eric Sappenfield	Michael A. Welhoelter	William W. Priest
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Fiduciary Asset Management Inc. (“FAMCO”)

Fiduciary Asset Management Inc., located at 8235 Forsyth Boulevard, Suite 700, Saint Louis, Missouri 63105, serves as Sub-Adviser to the Curian/FAMCO Flex Core Covered Call Fund.  FAMCO, a Delaware corporation, is a wholly-owned subsidiary of Piper Jaffray Investment Management, Inc., which is a subsidiary of Piper Jaffray Companies, a publicly traded investment banking firm.

Portfolio Manager Compensation

The portfolio managers are compensated by FAMCO.  They are paid a fixed base salary and an annual bonus.  The base salary is set at a level determined to be appropriate based upon the individual’s experience and responsibilities.  The bonus is discretionary and determined by the Chief Executive Officer of FAMCO.  The bonus is based in part on the amount of assets under management of FAMCO, but not on the performance of any fund or managed account.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011:  [To Be Updated by Amendment]

Curian/FAMCO Flex Core Covered Call Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Wiley D. Angell
Charles D. Walbrandt

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Wiley D. Angell
Charles D. Walbrandt

Conflicts of Interest

Actual or apparent conflicts of interest may arise when the portfolio managers have day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, the portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.  FAMCO seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline.  Most other accounts managed by the Fund’s portfolio managers are managed using the same investment models that are used in connection with the management of the Fund.

 If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  To deal with these situations, FAMCO has adopted procedures for allocating portfolio transactions across multiple accounts.  With respect to securities transactions for the Fund, FAMCO determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), FAMCO may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a fund or other account involved.

FAMCO has adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the Curian/FAMCO Flex Core Covered Call Fund

Security Ownership of Portfolio Managers	Wiley D. Angell	Charles D. Walbrandt
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Franklin Advisers, Inc. (“Franklin”)

Franklin, located at One Franklin Parkway, San Mateo, California 94403, serves as Sub-Adviser to the Curian/Franklin Templeton Natural Resources Fund.  Franklin is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation

Franklin seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin guidelines.  Portfolio managers are provided no financial incentive to favor one fund or account over another.  Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders.  Each portfolio manager is eligible to receive an annual bonus.  Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources, Inc. and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders.  The Chief Investment Officer of Franklin and/or other officers of Franklin, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin guidelines.  The following factors are generally used in determining bonuses under the plan:

▪
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3, and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

▪
Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

▪	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources, Inc. stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources, Inc. stock.  Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011: [To Be Updated by Amendment]

Curian/Franklin Templeton Natural Resources Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Frederick G. Fromm
Matthew Adams
Steve Land

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Frederick G. Fromm
Matthew Adams
Steve Land

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.  The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest.  However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.  Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts.  The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest.  A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the Curian/Franklin Templeton Natural Resources Fund

Security Ownership of Portfolio Managers	Frederick G. Fromm	Matthew Adams	Steve Land
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Invesco Advisers, Inc. (“Invesco”)

Invesco, located at 1555 Peachtree, N.E., Atlanta, GA  30309, serves as Sub-Adviser to the Curian/Invesco Balanced-Risk Commodities Fund.  Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

Portfolio Manager Compensation Structure

Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals.  Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity.  Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance.  Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.  Each portfolio manager’s compensation consists of the following three elements:

•
Base salary.  Each portfolio manager is paid a base salary.  In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

•
Annual bonus.  The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool.  The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for each of their investment centers.  The Compensation Committee considers investment performance and financial results in its review.  In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels.  Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Fund/accounts managed by the portfolio manager as described in the table below.

Sub-Adviser	Performance time period 1
Invesco	One-, Three- and Five- year performance against Fund peer

1 Rolling time periods based on calendar year end.

2 Portfolio managers may be granted a short-term award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all.  These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

•
Equity-based compensation.  Portfolio managers may be granted an award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors.  Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011: [To Be Updated by Amendment]

Curian/Invesco Balanced-Risk Commodities Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Mark Ahnrud
Chris Devine
Scott Hixon
Christian Ulrich
Scott Wolle

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Mark Ahnrud
Chris Devine
Scott Hixon
Christian Ulrich
Scott Wolle

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.  Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by the Fund’s portfolio managers are managed using the same investment models that are used in connection with the management of the Fund.

•
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  To deal with these situations, Invesco has adopted procedures for allocating portfolio transactions across multiple accounts.

•
Invesco determines which broker to use to execute each order for securities transactions for the funds, consistent with its duty to seek best execution of the transaction.  However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

•
Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco has adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the Curian/Invesco Balanced-Risk Commodities Fund

Security Ownership of Portfolio Managers	Mark Ahnrud	Chris Devine	Scott Hixon	Christian Ulrich	Scott Wolle
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Mellon Capital Management Corporation

Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the Curian Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, the Curian Tactical Advantage 75 Fund, the Curian Dynamic Risk Advantage – Diversified Fund, the Curian Dynamic Risk Advantage – Aggressive Fund, and the Curian Dynamic Risk Advantage – Income Fund.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Portfolio Manager Compensation Structure

Passively Managed And Actively Managed Mutual Fund Portfolio Manager Compensation

As of December 31, 2011, the primary objectives of the Mellon Capital compensation plans are as follows:

The primary objectives of the Mellon Capital compensation plans are to:

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital

•	Motivate and reward superior business/investment performance

•	Create an ownership mentality for all plan participants

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred).  An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses.  A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.  Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability.  Therefore, all bonus awards are based initially on Mellon Capital’s financial performance.  Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”).  These targets are derived based on a review of competitive market data for each position annually.  Annual awards are determined by applying multiples to this target award.  Awards are 100% discretionary.  Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s), including both short and long term returns, and qualitative behavioral factors.  Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed.  Awards are paid in partially in cash with the balance deferred through the Long Term Incentive Plan.

These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility.  This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds.  The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.  Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees.  Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws.  These plans are structured to provide the same retirement benefits as the standard retirement benefits.  In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under Bank of New York Mellon Deferred Compensation Plan for Employees.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011:  [To Be Updated by Amendment]

Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, and Curian Tactical Advantage 75 Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Karen Q. Wong
Richard A. Brown
Thomas Durante

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Karen Q. Wong
Richard A. Brown
Thomas Durante

Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, and Curian Dynamic Risk Advantage – Income Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Vassilis Dagioglu
James Stavena

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Vassilis Dagioglu
James Stavena

Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists.  Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds.  However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others.  The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions.  For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio.  In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts.  However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.  There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”).  In addition, current trading practices do not allow Mellon Capital to intentionally favor one portfolio over another as trades are executed as trade orders are received.  Portfolio’s rebalancing dates also generally vary between fund families.  Program trades created from the portfolio rebalance are executed at market on close.

Security Ownership of Portfolio Managers for the Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, and Curian Tactical Advantage 75 Fund

Security Ownership of Portfolio Managers	Karen Q. Wong	Richard A. Brown	Thomas Durante
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, and Curian Dynamic Risk Advantage – Income Fund

Security Ownership of Portfolio Managers	Vassilis Dagioglu	James Stavena
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Nicholas Investment Partners, L.P. (“Nicholas Investment Partners”)

Nicholas Investment Partners, located at 6451 El Sicomoro Street, Rancho Santa Fe, California 92067, serves as Sub-Adviser to the Curian/Nicholas Convertible Arbitrage Fund.  Nicholas Investment Partners, a Delaware limited partnership, is an independent, employee-owned SEC registered investment adviser that focuses on providing investment advice on an institutional basis.

Portfolio Manager Compensation

The firm’s compensation structure for its portfolio managers aligns their goals with that of their clients. , rewards investment performance, and promotes teamwork through their partnership in Nicholas Investment Partners.  The key principals of the firm typically receive a base salary, and as partners of the firm, proportionately share in the aggregate profits.  Analysts and traders receive a base salary and bonus.  In addition to cash compensation, Nicholas Investment Partners offers employees a benefit package and long-term opportunities for equity ownership based on individual contribution to the firm’s success.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011:  [To Be Updated by Amendment]

Curian/Nicholas Convertible Arbitrage Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
John Wylie
Catherine C. Nicholas

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
John Wylie
Catherine C. Nicholas

Conflicts of Interest

Nicholas Investment Partners recognizes that potential conflicts of interest may arise as a result of its portfolio management services for other portfolios (including proprietary accounts).  Nicholas Investment Partners has adopted policies and procedures reasonably designed to address these conflicts such as trade allocation and aggregation policies to ensure the investment opportunities are allocated in a fair and equitable manner among all accounts managed by the firm.  If Nicholas Investment Partners is unable to purchase the entire amount of a particular security, the amount available is generally allocated pro-rata among the Fund and other eligible accounts.  Nicholas Investment Partners has also adopted a Code of Ethics policy that covers personal trading restrictions and reporting requirements by all Nicholas Investment Partners employees.  Nicholas vigorously enforces these policies and conducts forensic testing, firm-wide, on a regular basis to monitor the implementation of the guidelines.

Security Ownership of Portfolio Managers for the Curian/Nicholas Convertible Arbitrage Fund

Security Ownership of Portfolio Managers	John Wylie	Catherine C. Nicholas
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, serves as Sub-Adviser to the Curian/PIMCO Income Fund.  PIMCO is an investment management firm founded in 1971.  PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP.  Allianz SE is a European-based, multinational insurance and financial services holding company.

Portfolio Manager Compensation

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement.  The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm.  The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.  PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

•
Base Salary – Base salary is determined based on core job responsibilities, market factors and internal equity.  Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market.  Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•
Performance Bonus – Performance bonuses are designed to reward individual performance.  Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year.  The objectives will outline individual goals according to pre-established measures of the group or department success.  Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the Compensation Committee’s bonus decision process.  Final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.

•
Equity or Long Term Incentive Compensation – Equity allows key professionals to participate in the long-term growth of the firm.  This program provides mid to senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results.  These options vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm.  M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.  Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and option awards.  PIMCO incorporates a progressive allocation of option awards as a percentage of total compensation which is in line with market practices.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan.  The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period.  The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Fund) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of the Fund or any other account managed by that portfolio manager.

Profit Sharing Plan.  Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm..

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011: [To Be Updated by Amendment]

Curian/PIMCO Income Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Manager
Mark Kiesel

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Mark Kiesel

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other.  Potential and actual conflicts may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer.  Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund.  The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the  Fund’s trades.  It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities.  A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Fund and another account.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook.  PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer.  In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest.  In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities.

Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Fund.

When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Performance Fees.  A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

Security Ownership of Portfolio Manager for the Curian/PIMCO Income Fund

Security Ownership of Portfolio Managers	Mark Kiesel
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

PineBridge Investments LLC (“PineBridge”)

PineBridge, located at 399 Park Avenue, 4th Floor, New York, New York 10022, serves as Sub-Adviser to the Curian/PineBridge Merger Arbitrage Fund.  PineBridge, formerly known as AIG Global Investment Corp., has provided advisory services to registered investment companies, corporations, and separate advisory accounts of sophisticated institutional clients since 1983.  PineBridge is a wholly-owned subsidiary of PineBridge Global Investments LLC, which is indirectly wholly owned by Richard Li Tzar Kai.

Portfolio Manager Compensation

Compensation for all PineBridge portfolio managers consists of both a salary and a bonus component.  The salary component is a fixed base salary, and does not vary based on a portfolio manager’s performance.  Generally, salary is based upon several factors, including experience and market levels of salary for such position.  The bonus component is generally discretionarily determined based both on a portfolio manager’s individual performance and the overall performance of PineBridge.  In assessing individual performance of portfolio managers, both qualitative and quantitative performance measures assessing the management of a portfolio manager’s funds are considered.  A portfolio manager may also receive a long-term compensation component, either in the form of a partnership interest in the firm or as a cash-based award the ultimate value of which would depend upon the financial performance of the firm.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011:  [To Be Updated by Amendment]

Curian/PineBridge Merger Arbitrage Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Lan Cai
Meg Sullivan
Tim Campion

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Lan Cai
Meg Sullivan
Tim Campion

Conflicts of Interest

PineBridge is required to act solely in the best interests of clients and to make full and fair disclosure of all material facts, especially where its interests may conflict with the clients’ interests.  Employees of PineBridge are required to ensure that all clients are treated fairly and to avoid the appearance of a conflict of interest.  In that regard, PineBridge has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which PineBridge believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients).  PineBridge also monitors a variety of areas, including compliance with PineBridge’s Code of Ethics.  Furthermore, PineBridge’s management periodically reviewed the performance of a portfolio manager.  Although PineBridge does not track the time a portfolio manager spends on a single account, PineBridge does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts.

Security Ownership of Portfolio Managers for the Curian/PineBridge Merger Arbitrage Fund

Security Ownership of Portfolio Managers	Lan Cai	Meg Sullivan	Tim Campion
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

The Boston Company Asset Management LLC (“The Boston Company”)

The Boston Company, located at 399 Mellon Center, One Boston Place, 201 Washington Street, 14th Floor, Boston, Massachusetts 02108, serves as Sub-Adviser to the Curian/The Boston Company Equity Income Fund and the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund.  The Boston Company, a Delaware limited liability company, is a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Portfolio Manager Compensation

Portfolio Managers.  With the exception of the most senior portfolio managers in the firm (described separately below), the portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation,  including both annual and long-term retention incentive awards.  Portfolio managers are eligible to receive annual cash bonus awards from the firm’s Annual Incentive Plan, and annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks.  Actual individual awards are determined based on The Boston Company’s financial performance, individual investment performance, individual contribution, and other qualitative factors.

Select Senior Portfolio Managers.  Select senior portfolio managers participate in a more formal structured compensation plan.  This plan is designed to compensate the firm’s top investment professionals for superior investment performance and business results.  It is a two stage model:  an opportunity range is determined based on level of current business (assets under management and revenue) and an assessment of long-term business value (growth, retention, and development).  A significant portion of the opportunity awarded is structured and based upon the one-year, three-year, and five-year (three-year and five-year weighted more heavily) pre-tax performance of the portfolio manager’s accounts relative to the performance of the appropriate peer groups.  Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth or retention of the products managed.  In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of a fund’s realized performance.

Research Analysts.  For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide performance measured on the same basis as described above.  Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

Long Term Retention Incentive Plan.  All portfolio managers and analysts are also eligible to participate in The Boston Company Asset Management Long Term Retention Incentive Plan.  This plan provides for an annual award, payable in cash and/or Bank of New York Mellon restricted stock (three-year cliff vesting period for both).  The value of the cash portion of the award earns interest during the vesting period based upon the growth in The Boston Company’s net income (capped at 20% and with a minimum payout of the Bank of New York Mellon 3-year CD rate).  Incentive compensation awards are generally subject to management discretion and pool funding availability.  Funding for the plan is through a pre-determined fixed percentage of overall firm profitability.  Awards are paid in cash on an annual basis.  However, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2011: [To Be Updated by Amendment]

Curian/The Boston Company Equity Income Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Manager
John C. Bailer

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
John C. Bailer

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Robert J. Eastman
Sean P. Fitzgibbon
Jeffrey D. McGrew

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Robert J. Eastman
Sean P. Fitzgibbon
Jeffrey D. McGrew

Conflicts of Interest

A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent.  The Boston Company has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company.

These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another.  Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements.  If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.  The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager’s compensation.  Portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards).  Funding for the The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall firm profitability.  In general, bonus awards are based initially on The Boston Company’s financial performance.  However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted).  In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund’s realized performance fee.

Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise.  For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.  To mitigate the conflict in this scenario, The Boston Company has in place a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

A portfolio manager could favor one account over another in the allocation of shares or price in a block trade.  Particularly in cases when a portfolio manager buys or sells a security for a group of accounts in an aggregate amount that may influence the market price of the stock, certain portfolios could receive a more favorable price on earlier executions than accounts that participate subsequent fills.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security for more than one account, firm policy generally requires that such orders be “bunched,” which means that the trades for the individual accounts are aggregated and each portfolio receives the same average price.   Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts.  Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of firm clients.  Subject to the firm’s personal securities trading policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

Security Ownership of Portfolio Managers for the Curian/The Boston Company Equity Income Fund

Security Ownership of Portfolio Managers	John C. Bailer
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

Security Ownership of Portfolio Managers	Robert J. Eastman	Sean P. Fitzgibbon	Jeffrey D. McGrew
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Sub-Advisory Fees

As compensation for their services, the Sub-Advisers receive fees from the Adviser computed separately for each Fund.  The fee for each Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund.

The following is a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fees it receives from the Funds as described elsewhere in this SAI and the Prospectus:

FUND	ASSETS	FEES
Curian Guidance – Maximize Income Fund	All Assets	N/A	*
Curian Guidance – Balanced Income Fund	All Assets	N/A	*
Curian Guidance – Rising Income Fund	All Assets	N/A	*
Curian Guidance – Strategic Moderate Growth Fund	All Assets	N/A	*
Curian Guidance – Strategic Maximum Growth Fund	All Assets	N/A	*
Curian Guidance – Tactical Moderate Growth Fund	All Assets	N/A	*
Curian Guidance – Tactical Maximum Growth Fund	All Assets	N/A	*
Curian Guidance – Institutional Alt 65 Fund	All Assets	N/A	*
Curian Guidance – Institutional Alt 100 Fund	All Assets	N/A	*
Curian Tactical Allocation 35 Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
Curian Tactical Allocation 60 Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
Curian Tactical Allocation 75 Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
Curian Dynamic Risk Advantage – Diversified Fund	$0 to $100 million $100 million to $200 million Over $200 million	.45% .35% .25%
Curian Dynamic Risk Advantage – Aggressive Fund	$0 to $100 million $100 million to $200 million Over $200 million	.45% .35% .25%
Curian Dynamic Risk Advantage – Income Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
Curian/American Funds Growth Fund	All Assets	N/A	*
Curian/AQR Risk Parity Fund	$0 to $850 million $850 million to $1 billion Over $1 billion	.49% .45% .40%
Curian/Epoch Global Shareholder Yield Fund	$0 to $100 million $100 million to $500 million Over $500 million	.45% .40% .35%
Curian/FAMCO Flex Core Covered Call Fund	$0 to $100 million Over $100 million	.30% .20%
Curian/Franklin Templeton Natural Resources Fund	$0 to $100 million $100 million to $250 million $250 million to $500 million $500 million to $750 million Over $750 million	.46% .43% .40% .39% .38%
Curian/Invesco Balanced-Risk Commodities Fund	$0 to $250 million $250 million to $500 million Over $500 million	.50% .45% .40%
Curian/Nicholas Convertible Arbitrage Fund	$0 to $100 million $100 million to $300 million $300 million to $500 million Over $500 million	.60% .55% .50% .40%
Curian/PIMCO Income Fund	All Assets	.25%
Curian/PineBridge Merger Arbitrage Fund	$0 to $100 million $100 million to $300 million $300 million to $500 million Over $500 million	.60% .55% .50% .40%
Curian/The Boston Company Equity Income Fund	$0 to $100 million $100 million to $200 million Over $200 million	.25% .20% .15%
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	$0 to $100 million $100 million to $200 million Over $200 million	.65% .55% .45%
* This Fund does not have a Sub-Adviser.

Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and each of the Sub-Advisers, the Sub-Advisers invest and reinvest or make recommendations to invest and reinvest the Fund’s assets consistent with the Fund’s respective investment objectives and policies.  Each investment sub-advisory agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board of Trustees.  A sub-advisory agreement may be terminated at any time upon 60 days’ notice by either party or under certain sub-advisory agreements, upon 60 days’ notice of the Trust and the Adviser and 60 days’ notice of the Sub-Adviser, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund.  Additional Funds may be subject to a different agreement.  Sub-Advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of Section 817(h) of the Code, applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).

Investment Management Arrangement Applicable to the AFIS Feeder Fund.  Curian Capital has entered into a contractual agreement with the Trust under which it will waive a portion, as outlined below, of its advisory fee for the AFIS Feeder Fund for such time as the AFIS Feeder Fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Trust.  This fee waiver will continue as long as the AFIS Feeder Fund is part of a master-feeder fund structure unless the Board of Trustees approves a change in or elimination of the waiver.  The AFIS Feeder Fund will commence operations on or about commenced operations on or about [March 1, 2012].  As of the date of this SAI, the AFIS Feeder Fund has not yet commenced operations.  Accordingly, there are no management fees to report for the fiscal year ended December 31, 2011.  In addition, the Agreement provides that CRMC may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers that is approved by the AFIS Master Fund’s board, pursuant to an agreement between CRMC and such subsidiary.  Any such subsidiary adviser will be paid solely by CRMC out of its fees.

AFIS Feeder Fund	Amount of Waiver
Curian/American Funds Growth Fund	0.50%

Investment Management Agreement of the AFIS Master Fund.  The AFIS Master Fund has entered into an Investment Advisory and Service Agreement (the “Agreement”) with CRMC.  The Agreement will continue in effect until December 31, 2012, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the AFIS Master Fund, and (b) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement provides that CRMC has no liability to the AFIS Master Fund for its acts or omissions in the performance of its obligations to the AFIS Master Fund not involving willful misconduct, bad faith, gross negligence, or reckless disregard of its obligations under the Agreement.  The Agreement also provides that either party has the right to terminate the Agreement, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

As compensation for its services, CRMC receives a monthly fee that is accrued daily, calculated at the annual rates of:

AFIS Master Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Next $1 billion	0.42%
Next $1 billion	0.37%
Next $2 billion	0.35%
Next $3 billion	0.33%
Next $5 billion	0.315%
Next $8 billion	0.30%
Next $6 billion	0.29%
Next $7 billion	0.285%
Amount over $34 billion	0.28%

In addition to providing investment advisory services, CRMC furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the AFIS Master Fund, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the AFIS Master Fund relating to the services furnished by CRMC.  Subject to the expense agreement described below, the AFIS Master Fund will pay all expenses not expressly assumed by CRMC, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with CRMC; association dues; and costs of stationary and forms prepared exclusively for the AFIS Master Fund.

CRMC’s total fees paid by the AFIS Master Fund for the AFIS Master Fund’s fiscal years ended December 31, 2011, 2010, and 2009 were:  [To Be Updated by Amendment]

Fund Name	2011	2010	2009
AFIS Master Growth Fund	$[_______]	$82,059,000	$69,008,000

For the period from September 1, 2004 through March 31, 2005, CRMC agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement.  From April 1, 2005 through December 31, 2008, this waiver was increased to 10% of the management fees that CRMC was otherwise entitled to receive.  This waiver was discontinued effective January 1, 2009.

For additional information regarding the AFIS Master Funds investment management agreement, please see the AFIS Master Fund SAI, which is delivered together with this SAI.

AFIS Master Fund Portfolio Managers.  CRMC uses a system of multiple portfolio counselors in managing AFIS Master Fund assets.  In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the AFIS Master Fund’s portfolio within their research coverage.  Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by CRMC.  Because the AFIS Feeder Fund invests all or substantially all of its assets in the AFIS Master Fund, the information below summarizes the information applicable to the AFIS Master Fund’s portfolio counselors and investment analysts.

Other Accounts Managed by AFIS Master Fund Portfolio Counselors.  The following tables list the number and types of other accounts managed by the AFIS Master Fund’s’ portfolio counselors and assets under management in those accounts as of the end of the AFIS Master Fund’s most recently completed fiscal year ended December 31, 2011.  [To Be Updated by Amendment]

AFIS Master Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Donnalisa Parks Barnum		$		$		$
Gregg E. Ireland		$		$		$
Gregory D. Johnson		$		$		$
Michael T. Kerr		$		$		$
Ronald B. Morrow		$		$		$

1
Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

2
Represents funds advised or sub-advised by CRMC and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of CRMC.  Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

3	Reflects other professionally managed accounts held at companies affiliated with CRMC. Personal brokerage accounts of portfolio counselors and their families are not reflected.

Conflicts of Interest between the AFIS Master Fund and Other Accounts

CRMC has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the AFIS Master Fund and his or her management of other funds and accounts.  Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities.  CRMC believes that its policies and procedures are reasonably designed to address these issues.

Compensation of AFIS Master Fund Portfolio Counselors

Portfolio counselors and investment analysts are paid competitive salaries by CRMC.  In addition, they may receive bonuses based on their individual portfolio results.  Investment professionals also may participate in profit-sharing plans.  The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors.  To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent years, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages.  For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant AFIS Master Fund invests and measures of the results of comparable mutual funds.  For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise.  CRMC also separately compensates analysts for the quality of their research efforts.  The AFIS Master Fund’s portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

AFIS Master Fund	Benchmark
AFIS Growth Fund	S&P 500, MSCI All World Country Index, Lipper Growth Funds Index

From time to time, Capital Research and Management Company may adjust these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Fund Securities Beneficially Owned by AFIS Master Fund Portfolio Counselors

Shares of the AFIS Master Fund may only be owned by purchasing variable annuity and variable life insurance contracts.  Each portfolio counselor’s needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.  At this time, the AFIS Master Fund’s portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the AFIS Master Fund’s most recent fiscal year period, they did not hold shares of the AFIS Master Fund.

Administrative Fee.  Each of the Funds pays an Administrative Fee to Curian Capital (“Administrator”) of 0.20% of the average daily net assets of the Fund.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.

The Funds have not yet commenced operations, therefore, no fees have been paid to the Administrator.

Custodian and Transfer Agent.  The custodian has custody of all securities and cash of the Trust maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, acts as custodian for all of the Funds.

Jackson National Asset Management, LLC, 225 West Wacker, Suite 1200, Chicago, Illinois 60606, is the transfer agent and dividend-paying agent for each Fund of the Trust.

Independent Registered Public Accounting Firm.  The Trustees have appointed KPMG LLP as the Trust’s independent registered public accounting firm.  KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Trust’s annual financial statements and will perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

The Distributor.  Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 7601 Technology Way, Denver, Colorado 80237 is the distributor of the shares of the Trust.  JNLD is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.  The Distribution Agreement was last approved by the Board of Trustees on October 5, 2011.

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the Prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (“Contracts”) issued by Jackson and its subsidiary Jackson NY.

Distribution Plan.  The Board of Trustees of the Trust, including all of the Independent Trustees, has approved an Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”) with respect to the each Fund.  For purposes of this section of the SAI only, the Funds covered by the Plan are referred to as the “Funds”.)

Currently, under the Plan, each Fund, except for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance –Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Institutional Alt 100 Fund, will accrue daily and pay monthly to JNLD the Rule 12b-1 fee.  This fee is computed at a maximum annual rate of 0.25% of the average daily net assets of the Fund.  To the extent consistent with the Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services.  The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

•
Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use.

•	Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of shares of the Companies or the Funds.

•	Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

•
Obtaining information and providing explanations to Variable Contract owners regarding the Funds’ investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

•	Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

•	Financing any other activity that the Companies’ Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund shares.

The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the disinterested Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the Plan and the purpose of the payments; and (3) that the Plan may be terminated at any time by the vote of a majority of the disinterested Trustees.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the disinterested Trustees.

Distribution Plan of the Master Funds.

The AFIS Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the AFIS Feeder Fund invests.  For additional information regarding the distribution of the Master Funds, please see the AFIS Master Fund’s SAI, which is delivered together with this SAI.

Fund Transactions and Brokerage.

Because the AFIS Feeder Fund invests its assets in the AFIS Master Fund, Curian Capital does not currently execute portfolio transactions on behalf of the AFIS Feeder Fund.  However, if Curian Capital or a Sub-Adviser begins to provide portfolio management services to the AFIS Feeder Fund, Curian Capital or the Sub-Adviser would execute portfolio transactions for the Feeder Fund pursuant to the policies and procedures described below.  Because the AFIS Feeder Fund does not invest directly in portfolio securities, the AFIS Feeder Fund does not pay any brokerage commissions.  For information about the brokerage commissions paid by the AFIS Master Fund for the AFIS Master Fund’s last three fiscal years ended December 31, see the AFIS Master Fund’s SAI, which was provided with this SAI and is available upon request.

Pursuant to the Investment Sub-Advisory Agreements, the Sub-Advisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust.  Except as provided under the Trust's Directed Brokerage Guidelines, which are described below, the Sub-Advisers may place portfolio securities orders with broker-dealers selected in their discretion.  The Sub-Advisers are obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results in commission rates and prices paid for securities for the Trust (“best execution”), and each Sub-Adviser has adopted policies and procedures intended to assist it in fulfilling that obligation.  In doing so, a Fund may pay higher commission rates than the lowest available when a Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities, OTC equities, and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds’ transactions.  Bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer.  For securities traded primarily in the OTC market, the Sub-Adviser may deal directly with dealers who make a market in the securities.  Such dealers usually act as principals for their own account.  Securities may also be purchased from various market centers.

In selecting broker-dealers through which to effect transactions, each applicable Sub-Adviser considers a number of factors described in its policy and procedures.  The Sub-Advisers’ policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission (if any) the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution.  The Sub-Adviser’s selection of a broker-dealer based on one or more of these factors, either in terms of a particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the Sub-Adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Under the terms of the Investment Sub-Advisory Agreements, and subject to best execution, the Sub-Advisers also expressly are permitted to consider the value and quality of any “brokerage and research services” (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended, and typically referred to as “soft dollars”), including securities research, or statistical, quotation, or valuation services provided to the Sub-Adviser by the broker-dealer.  In placing a purchase or sale order, a Sub-Adviser may use a broker-dealer whose commission for effecting the transaction is higher than that another broker-dealer might have charged for the same transaction, if the Sub-Adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the Sub-Adviser.  Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy.  A Sub-Adviser may use research services provided by broker-dealers through which the Sub-Adviser effects Fund transactions in serving any or all of its accounts, and the Sub-Adviser may not use all such services in connection with its services to the Trust.

Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a Sub-Adviser in addition to selling the securities to the Fund or other advisory clients of the Sub-Adviser.

Pursuant to the Trust’s Directed Brokerage Guidelines, the Trust is authorized to enter into agreements or arrangements pursuant to which the Trust may direct Curian Capital, in its capacity as the Trust’s investment adviser, and each of the Sub-Advisers retained by Curian Capital (and approved by the Trust) to manage certain of the Funds (each a “Sub-Adviser”), acting as agents for the Trust or its Funds to execute orders for the purchase or sale of portfolio securities with broker-dealers that have agreed to direct a portion of the brokerage commissions paid by the Funds back to the Funds.

In addition, in selecting broker-dealers to execute orders for the purchase or sale of portfolio securities for a Fund, Curian Capital and Sub-Advisers, may not take into account the broker-dealers’ promotion or sale of variable contracts that invest in Fund shares.  The Trust, Curian Capital, the Sub-Advisers and JNLD, the principal underwriter for the Trust, may not enter into any agreement (whether oral or written) or other understanding under which the Trust directs or is expected to direct to a broker-dealer, in consideration for the promotion or sale of shares issued by the Trust or any other registered investment company, portfolio securities transactions, or any remuneration, including but not limited to any commission, mark-up, mark-down, or other fee (or portion thereof) received or to be received from the Trust’s portfolio transactions effected through any other broker-dealer.

From time to time, the Board of Trustees will review whether the Sub-Adviser’s use of the recapture program for the benefit of the Funds, and the portion of the compensation paid by the Fund on the portfolio transactions is legally permissible and advisable.  The Board of Trustees intends to continue to review whether recapture opportunities are legally permissible and, if so, to determine in the exercise of its business judgment whether it would be advisable for the Funds to participate, or continue to participate, in the commission recapture program.

Subject to Rule 17e-1 under the 1940 Act, portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Trust, the Adviser, or a Sub-Adviser, if, in the Sub-Adviser’s judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions.  The Board has adopted procedures and such transactions are reported to the Trustees on a regular basis.

Subject to compliance with Rule 10f-3 under the 1940 Act, Sub-Advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the Sub-Adviser is a member.  The Board has adopted procedures and all such transactions are reported to the Trustees on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, Sub-Advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the Sub-Adviser.  The Board has adopted procedures and all such transactions are reported to the Trustees on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a Sub-Adviser, or an affiliated company.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the Sub-Adviser believes that to do so is in the interest of the Fund and the other accounts participating.  When such concurrent authorizations occur the executions will be allocated in an equitable manner.

As of the fiscal year end of December 31, 2011, the Funds have not paid any amounts in brokerage commissions, as the Funds had not commenced operations.

As of the fiscal year end of December 31, 2011, the Funds have not paid any amounts in brokerage commissions to affiliated brokers, as the Funds had not commenced operations.

As of the fiscal year end of December 31, 2011, the Funds have not paid any percentage of the Fund’s aggregate brokerage commissions, as the Funds had not commenced operations.

As of the date of this SAI, the Funds did not own securities, as the Funds have not commenced operations.

Code of Ethics.  To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the Sub-Advisers, the Funds and JNLD have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended.  These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust.  The Trust’s and the Adviser’s Codes comply, in all material respects, with the recommendations of the Investment Company Institute.  Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

Proxy Voting for Securities held by the Funds.

This section applies to all Funds except the AFIS Feeder Fund that is investing in a master-feeder arrangement.  For proxy voting policies and procedures applicable to the Feeder Fund investing in a master-feeder arrangement, please see the section below entitled, "Proxy Voting Policies and Procedures for the AFIS Feeder Fund."

The Board of Trustees has adopted the proxy voting policy and procedures (“Policy”) of the Funds' Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers  The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).  The policies and procedures (or summaries) will be filed with this SAI by amendment.

The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their Procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures for Feeder Funds.

When a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security.  However, the procedures described above (under the heading “Proxy Voting for Securities held by the Funds”) apply if a Fund is removed from the master/feeder structure.

Proxies for the portfolio securities of the AFIS Master Fund will be voted pursuant to the AFIS Master Fund’s proxy voting policies and procedures, which are described in the Master Fund’s SAI.

IX.           DISCLOSURE OF PORTFOLIO INFORMATION

This section describes the Policies and Procedures for Disclosure of Portfolio Information for all Funds except the AFIS Feeder Fund.  Under the master-feeder structure, the AFIS Feeder Fund's sole portfolio holding, other than cash or cash equivalents, is shares of the AFIS Master Fund, and so long as the AFIS Feeder Fund operates under the master-feeder structure, the AFIS Feeder Fund will only disclose its holdings of the AFIS Master Fund.  As long as the AFIS Feeder Fund invests all of its assets in the AFIS Master Fund, it will be subject to the AFIS Master Fund’s policies and procedures regarding the disclosure of portfolio holdings.  For information regarding the AFIS Master Funds’ policies and procedures regarding disclosure of portfolio holdings, please see the AFIS Master Fund’s SAI, which is delivered together with this SAI.  If the AFIS Feeder Fund withdraws from the master/feeder structure, the AFIS Feeder Fund will be subject to the following policies and procedures regarding the disclosure of portfolio holdings, which currently apply to all other Funds of the Trust.

Policies and Procedures

The Trust’s investment adviser, the Trust’s distributor, and the Trust’s Board of Trustees have approved and adopted policies and procedures governing the disclosure of information regarding the portfolio holdings of each Fund.  In adopting these policies and procedures, the Board of Trustees assessed the use of Fund portfolio information and the manner in which such information is conveyed to other parties, including shareholders.  The procedures are designed to control the disclosure of Fund portfolio information.  The policies and procedures are intended to balance the interests of the Funds’ shareholders and their access to portfolio information with the interests of the Trust’s investment adviser and the Trust’s distributor in the administration and management of the Funds.

As a general matter, it is the Trust’s policy that public disclosure of information concerning the Funds’ portfolio holdings should allow all relevant parties consistent and equal access to portfolio information.  In applying these principles, the Funds’ portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.

In order to implement this policy, the procedures generally provide that:

•
Information regarding each Fund’s portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC.  Such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period or after such period required under applicable law.  Information about the Funds’ portfolio holdings may not, except as specified in the policies and procedures, be disclosed until it is either filed with the SEC, mailed to shareholders, or posted on www.jackson.com;

•
Portfolio holdings information that is solely available in other regulatory reports or filings (such as U.S. Treasury Department filings) may not be disclosed, except as expressly authorized by the Trust’s President (in consultation with the Trust’s Chief Compliance Officer, when necessary); and

•
Information about the Funds’ portfolio holdings shall not be disclosed by the Funds and/or the Trust, the Trust’s investment adviser, the Trust’s distributor, and personnel at the foregoing entities, to obtain compensation or consideration.

Additionally, the Funds and/or the Trust, the Trust’s investment adviser, and the Trust’s distributor may periodically disclose portfolio holdings information in the following instances:

•
The Funds and/or the Trust, the Trust’s investment adviser, and the Trust’s distributor may disclose the Funds’ ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of Fund shares.  The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis.  The Funds will disclose their ten (10) largest portfolio holdings on www.jackson.com one (1) day prior to the use of any printed materials.

•
Portfolio holdings information may be made available on an ongoing basis to the Trust’s and/or the Funds’ service providers (including the investment adviser, investment sub-advisers, administrator, sub-administrator, custodian, distributor, transfer agent, shareholder servicing agent, independent auditors, or Trust counsel (or any of their affiliates)) that has entered into a written agreement with the Trust and/or a Fund, provided that such information is made available for use by the service provider in the performance of its services to or in the monitoring of, the Trust and/or Fund on a confidential basis, unless the information is publicly available.

•
The Funds may disclose their portfolio holdings to mutual fund databases and rating services under certain circumstances.  The disclosure of portfolio holdings to service providers generally is made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds.  Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes.

•	Portfolio holdings information may be made available to investors or potential investors upon request, provided that the information is publicly available.

•
The Funds may disclose portfolio holdings information to any regulator in response to any regulatory requirement, as part of a legal proceeding or criminal investigation, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

•
From time-to-time, the Funds may need to disclose portfolio holdings and other information.  The Trust’s President shall examine appropriateness of any such disclosure(s).  Any such disclosure(s) will be kept confidential and will be subject to applicable SEC and Financial Industry Regulatory Authority (“FINRA”) requirements related to personal trading and access monitoring.  Upon review and authorization by the Trust’s President (in consultation with the Trust’s Chief Compliance Officer, when necessary), in writing, and upon his/her determination that such disclosures would be in the interests of the relevant Fund(s) and its shareholders, a Fund(s) may disclose portfolio holdings information.

The Board of Trustees may amend the Trust’s policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders and/or in response to changes in federal securities laws.

X.           PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Insurance company plans and the Curian Guidance – Institutional Alt 65 Fund, the Curian Guidance – Institutional Alt 100 Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Maximize Income Fund, the Curian Guidance – Strategic Maximum Growth Fund, the Curian Guidance – Strategic Moderate Growth Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company’s separate accounts.  These separate accounts are funded by shares of the Trust.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

As stated in the Prospectus, the net asset value (“NAV”) of a Fund’s shares is determined once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday).  The NAV of a Fund’s shares is not determined on the days the NYSE is closed, which days generally are New Year’s Day, Martin Luther King Jr. holiday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The NAV of a Fund’s share may also not be determined on days designated by the Trustees or on days designated by the SEC.

The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding.  In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.  Securities that are traded on the OTC market are valued at their closing bid prices.  The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation.  A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers.  Short-term securities maturing within 60 days are valued on the amortized cost basis.

The Trustees have adopted procedures pursuant to which the Adviser may determine, subject to ratification by the Board of Trustees, the “fair value” of securities for which a current market price is not available.

Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets.  Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the close of business on each Business Day.  In addition, European and Far Eastern securities trading generally, or in a particular country or countries, may not take place on all Business Days due to differing national holidays or for other reasons.  Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund’s NAV is not calculated.

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day.  Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the Trust’s procedures for pricing of portfolio securities authorize the Adviser, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  This will occur if the Adviser determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation.  A significant event is one that can be expected materially to affect the value of such securities.  Certain specified percentage movements in U.S. equity market indices are deemed under the Trust’s pricing procedures to be a “significant event.” Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Adviser adjusts the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.

The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances:  (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Net Asset Value Calculations Applicable to the AFIS Master Fund.  All portfolio securities of the AFIS Master Fund are valued, and the net asset value per share for each share class is determined, as follows:

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where CRMC deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available or at prices for securities of comparable maturity, quality and type.  The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques, and an evaluation of the yield curves as of approximately 3 p.m. (EST).  The Master Fund’s investment adviser performs certain checks on these prices prior to calculation of the Master Fund’s net asset value.  Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by CRMC.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day.  Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the AFIS Master Fund’s shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the AFIS Master Fund’s board.  Subject to board oversight, the AFIS Master Fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the CRMC.  The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations.  As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.  The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the "fair value" to be assigned to a particular security such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions.  The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States.  Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences.  If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.  Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares of the AFIS Master Fund represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges.  Expenses attributable to the AFIS Master Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.  Expenses directly attributable to a class of shares are borne by that class of shares.  Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.  Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

XI.           DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

Description of Shares.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of a Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

Voting Rights.  Shareholders are entitled to one vote for each share held.  Except for matters affecting a particular Fund or Class of shares of a Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders.  Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act.  As permitted by Massachusetts law, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders.  At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust.  A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy.  Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders.  Shares do not have cumulative voting rights.  Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

In matters affecting only a particular Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund, even though (1) the matter has not been approved by a majority vote of the shares of any other Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

Because shares in the Trust are sold only to Jackson, to certain qualified and non-qualified retirement plans and to regulated investment companies, Jackson and the regulated investment companies, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson generally will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting.  Further, those shares which are owned by Jackson through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  As described above, pursuant to Section 12 of the 1940 Act, when a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security.  The Agreement and Declaration of Trust for Curian Variable Series Trust provides that thirty percent of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, and that 30% of the aggregate number of shares in any Fund that are entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Fund at a shareholders meeting.  As a result of proportional voting the vote of a small number of contract owners could determine the outcome of a proposal subject to shareholder vote.

Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust.  The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.  The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees.  The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.  The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

(i)	To change the name of the Trust or any Series;

(ii)	To add to their duties or obligations or surrender any rights or powers granted to them herein;

(iii)
To cure any ambiguity, to correct or supplement any provision  herein which may be inconsistent with any other provision herein or to make any other provisions with respect to matters or questions arising under this Declaration which will not be inconsistent with the provisions of the Declaration; and

(iv)
To eliminate or modify any provision of the Declaration which (a) incorporates, memorializes or sets forth an existing requirement imposed by or under any Federal or state statute or any rule, regulation or interpretation thereof or thereunder or (b) any rule, regulation, interpretation or guideline of any Federal or state agency, now or hereafter in effect, including without limitation, requirements set forth in the 1940 Act and the rules and regulations thereunder (and interpretations thereof), to the extent any change in applicable law liberalizes, eliminates or modifies any such requirements, but the Trustees shall not be liable for failure to do so.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.  Shares have no pre-emptive or conversion rights.  Shares are fully paid and non-assessable when issued.

Shareholder Inquiries.  All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

Information Regarding Master Funds.  For information regarding the Master Funds’ shares, voting rights and policies regarding shareholder inquiries, please see the Master Funds SAI, which is delivered together with this SAI.

XII.           TAXATION

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Code.  Each Fund intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income and excise tax.  Furthermore, distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  In addition, each Fund intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts.  The interests in each Regulated Investment Company Fund are owned by one or more separate accounts of Jackson and Jackson NY that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the Curian Variable Series Trust, which are regulated investment companies under Subchapter M of the Code.

If any Regulated Investment Company Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits, and (3) most importantly, each insurance company separate account invested therein and the variable annuity and variable life insurance contracts supported by that account would no longer be eligible for tax deferral.  The Regulated Investment Company Modernization Act of 2010 allows a Fund to cure, under certain circumstances, a failure to satisfy the “qualifying income requirement” or a failure to satisfy the “asset diversification requirement” for taxation as a RIC under the Code.  If such defect is “cured,” such Fund will be treated as never having violated either the “qualifying income requirement” or “asset diversification requirement.”  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying for regulated investment company treatment.  Furthermore, the variable annuity and life insurance contracts could also lose the tax deferral if the Fund separately failed to satisfy the diversification requirements of Section 817(h).

The Fund automatically reinvests all income dividends and capital gain distributions, if any, in additional shares of the Fund, unless otherwise requested by a shareholder.  The reinvestment is made at the NAV determined on the ex-dividend date, which is generally the first business day following the record date.

Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011.  Under the Act, the Fund will be permitted to carry forward capital losses for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

Contract Owners

Under current tax law, increases in policy value resulting from interest, dividend income and capital gains are not currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity or life insurance policy.  Additional information relating to the tax treatment of the variable annuity and life insurance policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

Internal Revenue Code Diversification Requirements

Section 817(h) of the Code imposes certain diversification requirements on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity and variable life policies issued by Jackson.  Failure to satisfy those requirements would result in imposition of federal income tax on a variable annuity or variable life insurance policy owner with respect to the increase in the value of the variable annuity or variable life insurance policy.  Under the regulations, a segregated asset account, such as the Fund, will be deemed adequately diversified if as of the close of each calendar quarter (or within 30 days after such last day), (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments.  For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

Treasury Regulations amplify the diversification requirements set forth in Section 817(h) and provide an alternative to the provision described above.  Section 817(h)(2) and the Treasury Regulations provide that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification requirements if, as of the close of each calendar quarter (or within 30 days after such last day), the assets in the account meet the diversification requirements for a regulated investment company (Section 851(b)(4)) and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.  Each Fund intends to comply with these diversification requirements.

Each Fund is managed with the intention of complying with all diversification requirements under the Treasury Regulations.  It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

XIII.           FINANCIAL STATEMENTS

[To be filed by Amendment.]

APPENDIX A — RATINGS OF INVESTMENTS

Moody’s Investors Service

Short-Term Issue Ratings
Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Long-Term Issue Ratings.
Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa.  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C.  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

WR.  Withdrawn.

Moody’s applies all numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Ratings Services

Short-Term Issue Credit Ratings.
A-1.  A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2.  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3.  A small portion of speculative-grade credits, those with outstanding short-term creditworthiness, may obtain an ‘A-3’ short-term rating (i.e., cross over to investment grade for their short-term rating).  These issuers should have relatively low default risk over the near term, despite speculative grade characteristics over medium to long term.

B.  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1.  A short-term obligation rated ‘B-1’ has above average creditworthiness over the short term compared to other speculative-grade issuers, despite credit concerns over the medium to long term.  They should have a combination of very strong liquidity and limited near-term event risk.

B-2.  A short-term obligation rated ‘B-2’ has average speculative-grade creditworthiness.  They should have adequate to good liquidity and may have limited near-term event risk.

B-3.  A short-term obligation rated ‘B-3’ has weak speculative-grade creditworthiness.  They may have poor to merely adequate liquidity and have significant near-term event risk.

C.  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D.  A short-term obligation rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Long-Term Issue Credit Ratings.  Issue credit ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accord with the terms of the obligation;
2.	Nature of and provisions of the obligation;
3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

AAA.  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA.  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A.  An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB.  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB.  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B.  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC.  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC.  An obligation rated CC is currently highly vulnerable to nonpayment.

C.  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D.  An obligation rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-).  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r.  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Fitch Ratings
Short-Term Issue Ratings.
F1.  Indicates the strongest capacity for the timely payment of financial commitments relative to other issuers or issues in the same country.  Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state.  Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F2.  Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, the margin of safety is not as great as in the case of the ratings.

F3.  Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher-rated categories.

B.  Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C.  Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D.  Indicates actual or imminent payment default.

Note to National Short-Term Ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature.  In these countries, our National Short-Term Ratings definitions for F1+, F1, F2 and F3 may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Long-Term Issue Ratings

AAA.
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA.
Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A.
High credit quality. ‘A’ ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB.
Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB.
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B.
Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C.
High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D.
Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.  Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

DBRS Limited
Commercial Paper and Short Term Debt Ratings

R-1 (high)†
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average.  Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors.  Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (middle)†
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree.  Given the extremely tough definition DBRS has established for the R-1 (high)

category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (low)†
Short-term debt rated R-1 (low) is of satisfactory credit quality.  The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable.  Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high)†
Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality.  The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category.  Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2 (middle)†
Short-term debt rated R-2 (middle) is considered to be of adequate credit quality.  Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry.  Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2 (low)†
Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit.  However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer's liquidity profile.

R-3†
Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative.  While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control.  Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

R-4†
Short-term debt rated R-4 is speculative.  R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear.  Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity.  Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low.  The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

R-5†
Short-term debt rated R-5 is highly speculative.  There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity.  In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

D†
A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future.  In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

† R-1, R-2, R-3, R-4, R-5 and D are certification marks of DBRS Limited

CURIAN VARIABLE SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust of Registrant dated September 7, 2011, attached hereto.

(b)	(1)	By-Laws of Registrant dated September 7, 2011, attached hereto.

(c)		Not Applicable

(d)	(1)	Investment Advisory Agreement between Registrant and Curian Capital, LLC dated ___________, 2011, to be filed by amendment.

	(2)	Investment Sub-Advisory Agreement between Curian Capital, LLC and AQR Capital Management, LLC dated ___________, 2011, to be filed by amendment.

	(3)	Investment Sub-Advisory Agreement between Curian Capital, LLC and Epoch Investment Partners, Inc. dated ___________, 2011, to be filed by amendment.

	(4)	Investment Sub-Advisory Agreement between Curian Capital, LLC and Fiduciary Asset Management Inc. dated ___________, 2011, to be filed by amendment.

	(5)	Investment Sub-Advisory Agreement between Curian Capital, LLC and Franklin Advisers, Inc. dated ___________, 2011, to be filed by amendment.

	(6)	Investment Sub-Advisory Agreement between Curian Capital, LLC and Invesco Advisers, Inc. dated ___________, 2011, to be filed by amendment.

	(7)	Investment Sub-Advisory Agreement between Curian Capital, LLC and Mellon Capital Management Corporation dated ___________, 2011, to be filed by amendment.

	(8)	Investment Sub-Advisory Agreement between Curian Capital, LLC and Nicholas Investment Partners, L.P. dated ___________, 2011, to be filed by amendment.

	(9)	Investment Sub-Advisory Agreement between Curian Capital, LLC and Pacific Investment Management Company LLC dated ___________, 2011, to be filed by amendment.

	(10)	Investment Sub-Advisory Agreement between Curian Capital, LLC and PineBridge Investments LLC dated ___________, 2011, to be filed by amendment.

	(11)	Investment Sub-Advisory Agreement between Curian Capital, LLC and The Boston Company Asset Management LLC dated ___________, 2011, to be filed by amendment.

(e)	(1)	Distribution Agreement between Registrant and Jackson National Life Distributors LLC ___________, 2011, to be filed by amendment.

(2)
Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Corporation dated ___________, 2011, to be filed by amendment.

(3)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Corporation dated ___________, 2011, to be filed by amendment.

(f)		Not Applicable.

(g)	(1)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. dated March 24, 2011, attached hereto.

(2)
Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. dated March 24, 2011, attached hereto.

(3)
Settled Securities Class Action Services Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A., dated March 24, 2011, which supplements the Master Global Custody Agreement between Curian Series Trust and JPMorgan Chase Bank, N.A. dated March 24, 2011, attached hereto.

(4)
Addendum to Master Global Custody Agreement between Registrant and JPMorgan Chase Bank N.A. dated _____________, to be filed by amendment. (This Addendum is to add the Registrant as a party to the Agreements listed in items (g)(1); (g)(2); and (g)(3), which were originally executed between JPMorgan Chase Bank, N.A. and Curian Series Trust, an affiliated company of the Registrant)..

(h)	(1)	Administration Agreement between Registrant and Curian Capital, LLC dated ___________, 2011, to be filed by amendment.

	(2)	Sub-Administration Agreement between Curian Capital, LLC and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated ___________, 2011, to be filed by amendment.

	(3)	Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated ___________, 2011, to be filed by amendment.

	(4)	Management Fee Waiver Agreement between Registrant and Curian Capital, LLC dated ___________, 2011, to be filed by amendment.

	(5)	Fund Compliance Services Agreement between Registrant and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated ___________, 2011, to be filed by amendment.

(i)		Opinion and Consent of Counsel, to be filed by amendment.

(j)		Consent of Auditors, to be filed by amendment.

(k)		Not Applicable

(l)		Initial Capital Agreement between Registrant and Curian Capital, LLC, dated ___________, 2011, to be filed by amendment.

(m)		Distribution Plan, dated ____________, to be filed by amendment.

(n)		Not Applicable

(o)		Not Applicable

(p)	(1)	The Registrant's Code of Ethics, dated October 5, 2011, attached hereto.

	(2)	Curian Capital, LLC’s Code of Ethics, dated September 12, 2011, attached hereto.

	(3)	AQR Capital Management, LLC’s Code of Ethics, dated March 10, 2010, attached hereto.

	(4)	Epoch Investment Partners, Inc.’s Code of Ethics, dated August 15, 2010, attached hereto.

	(5)	Fiduciary Asset Management Inc.’s Code of Ethics, dated June 30, 2011, attached hereto.

	(6)	Franklin Advisers, Inc.’s Code of Ethics, dated July 1, 2010, attached hereto.

	(7)	Invesco Advisers, Inc.’s Code of Ethics, dated January 1, 2011, attached hereto.

	(8)	Mellon Capital Management Corporation’s Code of Ethics, dated November 2007, attached hereto.

	(9)	Nicholas Investment Partners, L.P.’s Code of Ethics, dated July 2011, attached hereto.

	(10)	Pacific Investment Management Company LLC’s Code of Ethics, dated May 2009, attached hereto.

	(11)	PineBridge Investments LLC’s Code of Ethics, dated September 2011, attached hereto.

	(12)	The Boston Company Asset Management LLC’s Code of Ethics, dated November 2007, attached hereto.

	(13)	Jackson National Life Distributors LLC’s Code of Ethics, dated August 2011, attached hereto.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust JNL Series Trust
JNL Variable Fund LLC
JNL Investors Series Trust
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article IV of the Registrant’s Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Agreement and Declaration of Trust provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of the Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Curian Capital, LLC (“Curian Capital”) contained in the section entitled “Management of the Trust” of the Prospectus, and the biographical information pertaining to Messrs. Agostine, Bell, Contillo, Dellarco, Koors, Piszczek, Taylor, Wetzel, and Williams; and Ms. Buiter, Ms. Crosser, and Ms. Rhee, contained in the section entitled “Trustees and Officers of the Trust” and the description of Curian Capital contained in the section entitled “Investment Adviser and Other Services” of the Statement of Additional Information.

Directors and Officers of Curian Capital:

NAME & ADDRESS	PRINCIPAL OCCUPATION

Christopher Baker 7601 Technology Way Denver, Colorado 80237	Vice President (11/19/2007 to present)

Michael Bell 7601 Technology Way Denver, Colorado 80237	President and Chief Executive Officer (12/19/2005 to present)

Holly Burke 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (08/09/2010 to present)

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Senior Vice President and Chief Financial Officer (10/29/2010 to present)

Lewis J. Dellarco 7601 Technology Way Denver, Colorado 80237	Vice President and Chief Compliance Officer (12/12/2008 to present)

Peter J. Eisenrich 7601 Technology Way Denver, Colorado 80237	Vice President (3/30/2010 to present)

James Ferrin 7601 Technology Way Denver, Colorado 80237	Vice President (8/13/2007 to present)

Jennifer Foss 7601 Technology Way Denver, Colorado 80237	Assistant Vice President ( 08/10/2009 to present)

Shannon Garcia 7601 Technology Way Denver, Colorado 80237	Vice President (12/19/2008 to present)

Tim Gleason 7601 Technology Way Denver, Colorado 80237	Vice President (2/10/2009 to present)

Rodger Hoofnagle 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (02/25/2009 to present)

Bonnie Howe 7601 Technology Way Denver, Colorado 80237	Vice President and General Counsel (12/19/2008 to present) Assistant Secretary (2/3/2010 to present)

Clifford J. Jack 7601 Technology Way Denver, Colorado 80237	Board of Managers (11/1/2002 to present)

Peter Lourdel 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/01/2008 to present)

Kevin R. McIntosh 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (11/29/2010 to present)

Thomas J. Meyer 1 Corporate Way Lansing, Michigan 48951	Board of Managers (11/1/2002 to present) Secretary (12/31/2003 to present)

Pete Muckley 7601 Technology Way Denver, Colorado 80237	Vice President (1/1/2007 to present)

P. Chad Myers 1 Corporate Way Lansing, Michigan 48951	Board of Managers (02/16/2011 to present)

Mark D. Nerud 225 West Wacker Drive Suite 1200 Chicago, Illinois 60606	Board of Managers (01/01/2011 to present)

Tim Parkinson 7601 Technology Way Denver, Colorado 80237	Divisional Vice President (09/07/2010 to present)

Clint Pekrul 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/04/2010 to present)

Mike Petko 7601 Technology Way Denver, Colorado 80237	Divisional Vice President (02/23/2011 to present)

Mashell Petersen 7601 Technology Way Denver, Colorado 80237	Vice President and Controller (01/01/2011 to present)

Chris Rosato 7601 Technology Way Denver, Colorado 80237	Senior Vice President (1/1/2007 to present)

Gregory B. Salsbury 7601 Technology Way Denver, Colorado 80237	Board of Managers (01/01/2011 to present)

Mark Schoenbeck 7601 Technology Way Denver, Colorado 80237	Senior Vice President (01/10/2011 to present)

James R. Sopha 1 Corporate Way Lansing, Michigan 48951	Board of Managers (01/01/2011 to present)

Marc van Rijssen 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/01/2011 to present)

Greg Verfaillie 7601 Technology Way Denver, Colorado 80237	Senior Vice President, National Sales Manager (10/31/2007 to present)

Brad Whiting 7601 Technology Way Denver, Colorado 80237	Vice President (01/01/2011 to present)

Steve Young 7601 Technology Way Denver, Colorado 80237	Senior Vice President and Chief Investment Officer (5/18/2005 to present)

Derek Zachmann 7601 Technology Way Denver, Colorado 80237	Vice President (1/4/2010 to present)

AQR Capital Management, LLC; Epoch Investment Partners, Inc.; Fiduciary Asset Management Inc.; Franklin Advisers, Inc.; Invesco Advisers, Inc.; Mellon Capital Management Corporation; Nicholas Investment Partners, L.P.; Pacific Investment Management Company LLC; PineBridge Investments LLC; and The Boston Company Asset Management LLC; the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
Epoch Investment Partners, Inc.	801-63118
Fiduciary Asset Management Inc.	801-46751
Franklin Advisers, Inc.	801-26292
Invesco Advisers, Inc.	801-33949
Mellon Capital Management Corporation	801-19785
Nicholas Investment Partners, L.P.	801-66532
Pacific Investment Management Company LLC	801-48187
PineBridge Investments LLC	801-18759
The Boston Company Asset Management LLC	801-6829

Item 32. Principal Underwriters.

(a)	Jackson National Life Distributors LLC acts as general distributor for the Registrant.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Greg Cicotte 7601 Technology Way Denver, Colorado 80237	Manager, President, and Chief Executive Officer

Clifford J. Jack 7601 Technology Way Denver, Colorado 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, Michigan 48951	Manager and Secretary

P. Chad Myers 1 Corporate Way Lansing, Michigan 48951	Manager

Stephen M. Ash 7601 Technology Way Denver, Colorado 80237	Vice President

Pamela Aurbach 7601 Technology Way Denver, Colorado 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, Colorado 80237	Vice President

Brad Baker 7601 Technology Way Denver, Colorado 80237	Vice President

Lawrence Barredo 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, Colorado 80237	Vice President

James Bossert 7601 Technology Way Denver, Colorado 80237	Senior Vice President

J. Edward Branstetter Jr. 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Kristina Brendlinger 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Michelle L. Carroll 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer, and FinOp

Christopher Cord 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

George Daggett 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Paul Fitzgerald 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, Michigan 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, Colorado 80237	Vice President

Kevin Grant 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Bonnie Howe 7601 Technology Way Denver, Colorado 80237	Vice President and General Counsel

Thomas Hurley 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, Colorado 80237	Vice President

John Koehler 7601 Technology Way Denver, Colorado 80237	Vice President

Barbara Logsdon Smith 7601 Technology Way Denver, Colorado 80237	Vice President

Doug Mantelli 7601 Technology Way Denver, Colorado 80237	Vice President

James McCorkle 7601 Technology Way Denver, Colorado 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, Tennessee 37067	Vice President

Jack Mishler 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Diane Montana 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Steven O’Connor 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Eric Palumbo 7601 Technology Way Denver, Colorado 80237	Vice President

Allison Pearson 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, Colorado 80237	Vice President

Alison Reed 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, Colorado 80237	Executive Vice President, National Sales Manager

Gregory P. Salsbury 7601 Technology Way Denver, Colorado 80237	Executive Vice President, Distribution

Marilynn Scherer 7601 Technology Way Denver, Colorado 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, Colorado 80237	Vice President

Daniel Starishevsky 7601 Technology Way Denver, Colorado 80237	Senior Vice President

Brian Sward 7601 Technology Way Denver, Colorado 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, Colorado 80237	Vice President

Robin Tallman 7601 Technology Way Denver, Colorado 80237	Vice President and Controller

Daniel W. Thomas 7601 Technology Way Denver, Colorado 80237	Vice President

Doug Townsend 7601 Technology Way Denver, Colorado 80237	Executive Vice President, Operations

Brad Whiting 7601 Technology Way Denver, Colorado 80237	Vice President

Matt Witulski 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, Colorado 80237	Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, Colorado 80237	Vice President

Matther Yellott 7601 Technology Way Denver, Colorado 80237	Assistant Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 7601 Technology Way, Denver, Colorado 80237; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

The Registrant shall undertake to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement on Form N-1A and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 17th day of October, 2011.

CURIAN VARIABLE SERIES TRUST

/s/ Michael A. Bell
Michael A. Bell
President and Trustee

Pursuant to the requirements of the Securities Act, this registration statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

/s/ David W. Agostine	October 18, 2011
David W. Agostine
Trustee

/s/ Michael A. Bell	October 18, 2011
Michael A. Bell
President and Trustee

/s/ Michael A. Bell	October 18, 2011
Michael A. Bell
Trustee

/s/ Daniel W. Koors	October 18, 2011
Daniel W. Koors
Treasurer and Chief Financial Officer

/s/ Dylan E. Taylor	October 18, 2011
Dylan E. Taylor
Trustee

/s/ Scot T. Wetzel	October 18, 2011
Scot T. Wetzel
Trustee

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

(a)	(1)	Agreement and Declaration of Trust of Registrant dated September 7, 2011, attached hereto as EX 99.28(a)(1).

(b)	(1)	By-Laws of Registrant dated September 7, 2011, attached hereto as EX 99.28(b)(1).

(g)	(1)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. dated March 24, 2011, attached hereto.

(2)
Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. dated March 24, 2011, attached hereto.

(3)
Settled Securities Class Action Services Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A., dated March 24, 2011, which supplements the Master Global Custody Agreement between Curian Series Trust and JPMorgan Chase Bank, N.A. dated March 24, 2011, attached hereto.

(p)	(1)	The Registrant’s Code of Ethics, dated October 5, attached hereto as EX 99.28(p)(1).

	(2)	Curian Capital, LLC’s Code of Ethics, dated September 12, 2011, attached hereto as EX 99.28(p)(2).

	(3)	AQR Capital Management, LLC’s Code of Ethics, dated March 10, 2010, attached hereto as EX 99.28(p)(3).

	(4)	Epoch Investment Partners, Inc.’s Code of Ethics, dated August 15, 2010, attached hereto as EX 99.28(p)(4).

	(5)	Fiduciary Asset Management Inc.’s Code of Ethics, dated June 30, 2011, attached hereto as EX 99.28(p)(5).

	(6)	Franklin Advisers, Inc.’s Code of Ethics, dated July 1, 2010, attached hereto as EX 99.28(p)(6).

	(7)	Invesco Advisers, Inc.’s Code of Ethics, dated January 1, 2011, attached hereto as EX 99.28(p)(7).

	(8)	Mellon Capital Management Corporation’s Code of Ethics, dated November 2007, attached hereto as EX 99.28(p)(8).

	(9)	Nicholas Investment Partners, L.P.’s Code of Ethics, dated July 2011, attached hereto as EX 99.28(p)(9).

	(10)	Pacific Investment Management Company LLC’s Code of Ethics, dated May 2009, attached hereto as EX 99.28(p)(10).

	(11)	PineBridge Investments LLC’s Code of Ethics, dated September 2011, attached hereto as EX 99.28(p)(11).

	(12)	The Boston Company Asset Management LLC’s Code of Ethics, dated November 2007, attached hereto as EX 99.28(p)(12).

	(13)	Jackson National Life Distributors LLC’s Code of Ethics, dated August 2011, attached hereto as EX 99.28(p)(13).